Variable Annuity-2 Series Account of
Empower Annuity Insurance Company of
America

Financial Statements December 31, 2022

Index

VARIABLE ANNUITY-2 SERIES ACCOUNT OF
EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Variable Annuity-2 Series Account and Those Charged with Governance of Variable Annuity-2 Series Account of Empower Annuity Insurance Company of America:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Variable Annuity-2 Series Account (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the two-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated May 10, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Annuity Insurance Company of America Separate Accounts since 2021.

Birmingham, Alabama
April 13, 2023

Appendix A

The investment divisions that comprise Variable Annuity-2 Series Account were audited according to varying periods as defined in the table below:

Investment Division	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
Alger Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Mid Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alger Weatherbie Specialized Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
ALPs Alerian Energy Infrastructure Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Alps Red Rocks Listed Private Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Inflation Protection Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century Investments VP Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

American Century Investments VP Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Blue Chip Income and Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Global Growth and Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS Growth-Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS International Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Funds IS New World Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock 60/40 Target Allocation ETF VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Blackrock Global Allocation VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BlackRock High Yield VI Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon IP Technology Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

BNY Mellon Sustainable U.S. Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Appreciation Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
BNY Mellon VIF Growth and Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Large Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Mid Cap Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Clearbridge Variable Small Cap Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Select Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio - Seligman Global Technology Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Columbia Variable Portfolio – Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Columbia Variable Portfolio – Strategic Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Emerging Markets Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP International Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP REIT Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Delaware VIP Small Cap Value Series	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Equity Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Global Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Global Moderate Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA International Small Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA International Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Short-Term Fixed Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Dimensional VA US Large Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Dimensional VA Us Targeted Value Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Capital Growth VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Croci U.S. VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Global Small Cap VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
DWS Small Mid Cap Value VIP	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Eaton Vance Vt Floating-Rate Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes High Income Bond Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Asset Manager Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Balanced Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Contrafund Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Fidelity VIP Government Money Market Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Opportunities Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP High Income Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Index 500 Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP international Capital Appreciation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Investment Grade Bond Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity VIP Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
First Trust/Dow Jones Dividend & Income Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Franklin Income VIP Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT Strategic Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT US Equity Insights Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Goldman Sachs VIT US Equity Insights Fund Service Class	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Ariel Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Bond Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Conservative Profile Fund Class L	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Core Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Emerging Markets Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Global Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Government Money Market Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower High Yield Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Inflation- Protected Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Large Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2015 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2020 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Lifetime 2025 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2030 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2035 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2040 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2045 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2050 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Lifetime 2055 Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Mid Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderate Profile Fund Class L	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Aggressive Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower Moderately Conservative Profile Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Moderately Conservative Profile Fund Class L	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Multi- Sector Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Real Estate Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P 500® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P Mid Cap 400® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower S&P Small Cap 600® Index Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower SecureFoundation® Balanced Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Short Duration Bond Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Small Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Empower T. Rowe Price Mid Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Empower U.S. Government Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco Oppenheimer V.I. Main Street Small Cap Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Core Bond Fund	Not applicable	For the period January 1, 2022 to April 29, 2022 (cessation of operations)	For the period January 1, 2021 to April 29, 2022 (cessation of operations)
Invesco V.I. Core Plus Bond Fund Series II	As of December 31, 2022	For the period April 29, 2022 (commencement of operations) to December 31, 2022	For the period April 29, 2022 (commencement of operations) to December 31, 2022
Invesco V.I. Core Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Global Real Estate Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Growth & Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Invesco V.I. Small Cap Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Ivy VIP Energy	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Balanced Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Enterprise Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Flexible Bond Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Mid Cap Value Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Janus Henderson VIT Overseas Portfolio Service Shares	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Global Allocation Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Income Builder Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
JP Morgan Insurance Trust Small Cap Core Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Lord Abbett Series Developing Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

MFS VIT II International Growth Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT II Technology Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Blended Research Core Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
MFS VIT III Blended Research Small Cap Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Neuberger Berman AMT Sustainable Equity Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
NVIT Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Commodity Real Return Strategy Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Long Term US Government Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Low Duration Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Real Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
PIMCO VIT Short Term Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

PIMCO VIT Total Return Portfolio	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Equity Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Asset Allocation Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Global Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Growth Opportunities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Income Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Equity Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT International Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Mortgage Securities Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Multi Asset Absolute Return Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Putnam VT Multi-Cap Core Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Research Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Small Cap Growth Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Putnam VT Small Cap Value Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Blue Chip Growth Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
T. Rowe Price Health Sciences Portfolio Class II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Emerging Markets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Global Hard Assets Fund	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Van Eck VIP Global Resources	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Weatherbie Specialized Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio

ASSETS:
Investments at fair value (1)	$1,156,547	$1,153,888	$1,284,054	$306,103	$25,025	$1,536,192	$1,392,046

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	44	44	49	8	1	38	41
Due from the Company	-	-	-	-	-	-	-
Total receivables	44	44	49	8	1	38	41

Total assets	1,156,591	1,153,932	1,284,102	306,111	25,026	1,536,230	1,392,088

LIABILITIES:
Due to contracts ownerd	44	44	49	8	1	38	41
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	44	44	49	8	1	38	41

NET ASSETS	$1,156,547	$1,153,888	$1,284,054	$306,103	$25,025	$1,536,192	$1,392,046

Fair value per share (NAV)	$54.65	$47.05	$13.68	$14.19	$1.27	$9.90	$9.48
Shares outstanding in the Separate Account	21,163	24,525	93,864	21,572	19,704	155,171	146,840

(1) Investments in mutual fund shares, at cost	$1,575,104	$1,611,052	$1,918,137	$551,868	$43,849	$1,451,075	$1,845,329

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Inflation Protection Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund

ASSETS:
Investments at fair value (1)	$1,447,967	$8,077,179	$12,136,608	$9,544,092	$6,475,958	$9,706,384	$6,975,417

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	31	205	1,011	150	186	272	1,593
Due from the Company	-	-	-	-	-	-	-
Total receivables	31	205	1,011	150	186	272	1,593

Total assets	1,447,999	8,077,384	12,137,619	9,544,241	6,476,144	9,706,656	6,977,010

LIABILITIES:
Due to contracts ownerd	31	205	1,011	150	186	272	1,593
Payable to the Company	-	-	-	-	1,610	-	-
Total liabilities	31	205	1,011	150	1,796	272	1,593

NET ASSETS	$1,447,967	$8,077,179	$12,136,608	$9,544,092	$6,474,348	$9,706,384	$6,975,417

Fair value per share (NAV)	$9.37	$21.17	$12.46	$12.34	$11.35	$73.64	$48.72
Shares outstanding in the Separate Account	154,532	381,539	974,046	773,427	570,569	131,809	143,174

(1) Investments in mutual fund shares, at cost	$1,636,678	$8,034,297	$11,155,627	$9,995,142	$8,000,146	$11,890,577	$7,039,030

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio

ASSETS:
Investments at fair value (1)	$4,031,516	$4,002,907	$14,202	$7,048,189	$8,632,521	$355,669	$373,703

Receivable dividends and other	-	-	-	-	44,704	-	-
Due from the fund manager	103	760	0	201	804	3	14
Due from the Company	-	-	-	-	-	-	-
Total receivables	103	760	0	201	45,508	3	14

Total assets	4,031,619	4,003,667	14,203	7,048,390	8,678,030	355,672	373,718

LIABILITIES:
Due to contracts ownerd	103	760	0	201	804	3	14
Payable to the Company	1,600	1,617	-	-	-	-	-
Total liabilities	1,703	2,377	0	201	804	3	14

NET ASSETS	$4,029,916	$4,001,289	$14,202	$7,048,189	$8,677,226	$355,669	$373,703

Fair value per share (NAV)	$14.99	$21.84	$11.61	$11.87	$6.45	$15.83	$41.73
Shares outstanding in the Separate Account	268,947	183,283	1,223	593,782	1,338,375	22,468	8,955

(1) Investments in mutual fund shares, at cost	$5,347,976	$4,538,567	$15,463	$8,684,757	$9,727,535	$468,541	$307,028

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio Service Shares	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Select Small Cap Value Fund

ASSETS:
Investments at fair value (1)	$625,276	$248,170	$288,517	$4,702,240	$1,024,043	$4,873,857	$297,041

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	12	10	11	139	24	133	11
Due from the Company	-	-	-	-	-	-	-
Total receivables	12	10	11	139	24	133	11

Total assets	625,289	248,180	288,528	4,702,379	1,024,066	4,873,990	297,053

LIABILITIES:
Due to contracts ownerd	12	9	11	139	24	133	11
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	12	9	11	139	24	133	11

NET ASSETS	$625,276	$248,170	$288,517	$4,702,240	$1,024,043	$4,873,857	$297,041

Fair value per share (NAV)	$31.32	$31.93	$28.87	$26.72	$20.17	$23.39	$29.58
Shares outstanding in the Separate Account	19,964	7,772	9,994	175,982	50,771	208,374	10,042

(1) Investments in mutual fund shares, at cost	$791,324	$295,940	$291,081	$5,163,849	$1,064,997	$6,034,553	$180,175

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Seligman Global Technology Fund I	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Reit Series

ASSETS:
Investments at fair value (1)	$5,712,752	$160,298	$21,791	$2,845,489	$2,352,080	$347,648	$1,170,422

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	217	6	0	51	64	12	36
Due from the Company	-	-	-	-	-	-	-
Total receivables	217	6	0	51	64	12	36

Total assets	5,712,969	160,304	21,792	2,845,540	2,352,144	347,660	1,170,458

LIABILITIES:
Due to contracts ownerd	217	6	0	51	64	12	36
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	217	6	0	51	64	12	36

NET ASSETS	$5,712,752	$160,298	$21,791	$2,845,489	$2,352,080	$347,648	$1,170,422

Fair value per share (NAV)	$20.66	$17.55	$11.35	$3.46	$19.63	$14.89	$12.11
Shares outstanding in the Separate Account	276,513	9,134	1,920	822,396	119,821	23,348	96,641

(1) Investments in mutual fund shares, at cost	$6,233,484	$190,345	$29,932	$3,366,517	$2,796,416	$434,932	$1,246,966

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA Short- Term Fixed Portfolio

ASSETS:
Investments at fair value (1)	$2,891,267	$654,049	$66,880	$286,326	$1,235,721	$871,441	$32,903

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	77	10	1	4	34	23	1
Due from the Company	-	-	-	-	-	-	-
Total receivables	77	10	1	4	34	23	1

Total assets	2,891,344	654,059	66,881	286,331	1,235,755	871,465	32,903

LIABILITIES:
Due to contracts ownerd	77	10	1	4	34	23	1
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	77	10	1	4	34	23	1

NET ASSETS	$2,891,267	$654,049	$66,880	$286,326	$1,235,721	$871,441	$32,903

Fair value per share (NAV)	$36.82	$12.32	$9.62	$13.64	$12.24	$10.75	$9.93
Shares outstanding in the Separate Account	78,524	53,088	6,952	20,992	100,958	81,064	3,313

(1) Investments in mutual fund shares, at cost	$2,937,609	$589,659	$73,622	$282,988	$1,236,251	$1,014,409	$33,785

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Large Value Portfolio	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Croci U.S. VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP	Eaton Vance Vt Floating- Rate Income Fund

ASSETS:
Investments at fair value (1)	$3,563,158	$2,326,857	$1,924,099	$43,185	$24,166	$256,947	$8,949,520

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	94	184	24	1	0	2	177
Due from the Company	-	-	-	-	-	-	-
Total receivables	94	184	24	1	0	2	177

Total assets	3,563,252	2,327,040	1,924,123	43,186	24,166	256,949	8,949,698

LIABILITIES:
Due to contracts ownerd	94	184	24	1	0	2	177
Payable to the Company	-	-	-	-	-	-	3,294
Total liabilities	94	184	24	1	0	2	3,471

NET ASSETS	$3,563,158	$2,326,857	$1,924,099	$43,185	$24,166	$256,947	$8,946,226

Fair value per share (NAV)	$30.43	$20.54	$28.37	$13.19	$8.09	$12.72	$8.44
Shares outstanding in the Separate Account	117,094	113,284	67,822	3,274	2,987	20,200	1,060,370

(1) Investments in mutual fund shares, at cost	$3,045,675	$2,039,255	$1,998,262	$50,653	$37,810	$300,261	$9,533,649

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund

ASSETS:
Investments at fair value (1)	$6,718,146	$1,301,848	$14,870,468	$8,494,888	$6,852,684	$6,984,431	$788,785

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	170	30	471	6,854	23,188	98	11
Due from the Company	-	-	-	-	-	-	-
Total receivables	170	30	471	6,854	23,188	98	11

Total assets	6,718,316	1,301,877	14,870,940	8,501,742	6,875,872	6,984,528	788,796

LIABILITIES:
Due to contracts ownerd	170	30	471	6,854	23,188	98	11
Payable to the Company	-	-	4,145	-	-	12	-
Total liabilities	170	30	4,616	6,854	23,188	110	11

NET ASSETS	$6,718,146	$1,301,848	$14,866,324	$8,494,888	$6,852,684	$6,984,419	$788,785

Fair value per share (NAV)	$4.92	$9.31	$12.39	$7.11	$8.63	$9.34	$7.78
Shares outstanding in the Separate Account	1,365,477	139,833	1,200,199	1,194,780	794,054	747,798	101,386

(1) Investments in mutual fund shares, at cost	$8,598,363	$1,639,373	$16,669,042	$9,707,465	$7,579,721	$8,294,037	$968,483

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund

ASSETS:
Investments at fair value (1)	$3,232,485	$53,104,817	$1,384,861	$620,590	$1,706,897	$11,994,201	$3,923,783

Receivable dividends and other	-	10,423	-	-	-	-	-
Due from the fund manager	78	-	39	14	51	471	75
Due from the Company	-	-	-	-	-	-	-
Total receivables	78	10,423	39	14	51	471	75

Total assets	3,232,563	53,115,240	1,384,901	620,604	1,706,948	11,994,673	3,923,857

LIABILITIES:
Due to contracts ownerd	78	-	39	14	51	471	75
Payable to the Company	-	-	-	-	-	2,232	-
Total liabilities	78	-	39	14	51	2,703	75

NET ASSETS	$3,232,485	$53,115,240	$1,384,861	$620,590	$1,706,897	$11,991,970	$3,923,783

Fair value per share (NAV)	$6.64	$1.00	$7.16	$8.94	$10.94	$10.97	$10.53
Shares outstanding in the Separate Account	486,820	53,104,817	193,416	69,417	156,023	1,093,364	372,629

(1) Investments in mutual fund shares, at cost	$3,994,658	$53,055,082	$1,555,071	$702,184	$1,990,387	$12,820,861	$4,400,192

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund

ASSETS:
Investments at fair value (1)	$5,617,992	$5,870,721	$1,046,858	$2,445,709	$4,455,578	$2,249,317	$1,810,853

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	116	1,372	10	57	108	57	23
Due from the Company	-	-	-	-	-	-	-
Total receivables	116	1,372	10	57	108	57	23

Total assets	5,618,108	5,872,094	1,046,868	2,445,766	4,455,686	2,249,373	1,810,876

LIABILITIES:
Due to contracts ownerd	116	1,372	10	57	108	57	23
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	116	1,372	10	57	108	57	23

NET ASSETS	$5,617,992	$5,870,721	$1,046,858	$2,445,709	$4,455,578	$2,249,317	$1,810,853

Fair value per share (NAV)	$6.96	$25.29	$12.06	$9.39	$12.52	$9.56	$12.22
Shares outstanding in the Separate Account	807,183	232,136	86,804	260,459	355,877	235,284	148,188

(1) Investments in mutual fund shares, at cost	$7,978,546	$5,380,137	$1,187,001	$2,845,162	$5,243,841	$2,679,814	$2,101,089

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L

ASSETS:
Investments at fair value (1)	$237,147	$1,067,007	$505,967	$766,788	$2,213,031	$64,814,483	$132,410,903

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	6	22	10	24	68	112,389	457,712
Due from the Company	-	-	-	-	-	-	-
Total receivables	6	22	10	24	68	112,389	457,712

Total assets	237,153	1,067,029	505,977	766,812	2,213,099	64,926,873	132,868,615

LIABILITIES:
Due to contracts ownerd	6	22	10	24	68	112,389	457,712
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	6	22	10	24	68	112,389	457,712

NET ASSETS	$237,147	$1,067,007	$505,967	$766,788	$2,213,031	$64,814,483	$132,410,903

Fair value per share (NAV)	$9.38	$12.15	$9.76	$15.20	$11.32	$5.89	$9.97
Shares outstanding in the Separate Account	25,282	87,819	51,841	50,447	195,497	11,004,157	13,280,933

(1) Investments in mutual fund shares, at cost	$287,080	$1,257,333	$610,416	$863,182	$2,484,440	$77,510,189	$140,443,022

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund

ASSETS:
Investments at fair value (1)	$13,753,362	$19,991,494	$18,774,967	$6,207,375	$4,469,434	$85,297,204	$20,218,999

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	312	30,696	63,656	139	127	2,999	665
Due from the Company	-	-	-	-	-	-	-
Total receivables	312	30,696	63,656	139	127	2,999	665

Total assets	13,753,674	20,022,190	18,838,623	6,207,514	4,469,561	85,300,203	20,219,664

LIABILITIES:
Due to contracts ownerd	312	30,696	63,656	139	126	2,999	665
Payable to the Company	17,529	-	-	-	-	19,464	3,840
Total liabilities	17,840	30,696	63,656	139	126	22,463	4,505

NET ASSETS	$13,735,833	$19,991,494	$18,774,967	$6,207,375	$4,469,434	$85,277,740	$20,215,159

Fair value per share (NAV)	$6.28	$7.58	$8.75	$12.22	$10.80	$25.61	$17.30
Shares outstanding in the Separate Account	2,190,026	2,637,400	2,145,711	507,969	413,837	3,330,621	1,168,728

(1) Investments in mutual fund shares, at cost	$17,017,583	$22,894,915	$20,673,342	$6,856,661	$5,160,000	$80,042,376	$19,504,589

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund

ASSETS:
Investments at fair value (1)	$21,323,776	$247,533,375	$6,646,752	$1,092,933	$3,287,099	$12,610,117	$2,469,850

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	551	1,292,363	117	34	77	1,043	56
Due from the Company	-	-	-	-	-	-	-
Total receivables	551	1,292,363	117	34	77	1,043	56

Total assets	21,324,327	248,825,738	6,646,869	1,092,966	3,287,176	12,611,160	2,469,905

LIABILITIES:
Due to contracts ownerd	552	1,292,363	117	34	77	1,043	56
Payable to the Company	1,895	-	3,300	-	-	-	3,245
Total liabilities	2,446	1,292,363	3,417	34	77	1,043	3,301

NET ASSETS	$21,321,881	$247,533,375	$6,643,452	$1,092,933	$3,287,099	$12,610,117	$2,466,605

Fair value per share (NAV)	$11.38	$9.83	$9.97	$8.90	$31.17	$30.63	$10.71
Shares outstanding in the Separate Account	1,873,794	25,181,422	666,675	122,801	105,457	411,692	230,612

(1) Investments in mutual fund shares, at cost	$24,628,182	$295,217,838	$6,972,248	$1,486,745	$3,021,161	$12,085,859	$2,857,530

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio

ASSETS:
Investments at fair value (1)	$697,903	$1,107,719	$36,451,505	$1,143,818	$563,870	$289,903	$2,882,638

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	14	41	679	42	21	11	109
Due from the Company	-	-	6,890	-	-	-	-
Total receivables	14	41	7,569	42	21	11	109

Total assets	697,917	1,107,760	36,459,074	1,143,860	563,891	289,914	2,882,747

LIABILITIES:
Due to contracts ownerd	14	41	679	42	21	11	109
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	14	41	679	42	21	11	109

NET ASSETS	$697,903	$1,107,719	$36,458,395	$1,143,818	$563,870	$289,903	$2,882,638

Fair value per share (NAV)	$5.31	$14.32	$18.74	$37.88	$1.00	$41.03	$71.51
Shares outstanding in the Separate Account	131,432	77,355	1,945,118	30,196	563,870	7,066	40,311

(1) Investments in mutual fund shares, at cost	$809,800	$1,143,388	$38,106,566	$964,534	$563,905	$363,345	$2,475,672

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund

ASSETS:
Investments at fair value (1)	$134,658	$1,497,962	$2,775,225	$200,856	$87,197	$2,351,461	$10,388,280

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	5	57	66	8	3	248	1,098
Due from the Company	-	-	-	-	-	-	-
Total receivables	5	57	66	8	3	248	1,098

Total assets	134,663	1,498,019	2,775,291	200,863	87,201	2,351,709	10,389,378

LIABILITIES:
Due to contracts ownerd	5	57	66	8	3	248	1,098
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	5	57	66	8	3	248	1,098

NET ASSETS	$134,658	$1,497,962	$2,775,225	$200,856	$87,197	$2,351,461	$10,388,280

Fair value per share (NAV)	$4.41	$374.78	$16.49	$10.80	$21.70	$12.47	$15.16
Shares outstanding in the Separate Account	30,535	3,997	168,297	18,598	4,018	188,569	685,243

(1) Investments in mutual fund shares, at cost	$163,943	$805,020	$3,460,397	$243,894	$77,327	$2,537,673	$11,098,047

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT US Equity Insights Fund	Goldman Sachs VIT Us Equity Insights Fund Service Class	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Equity Fund

ASSETS:
Investments at fair value (1)	$228,833	$1,235,154	$42,692	$2,526,934	$1,435,016	$3,191,289	$170,385

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	9	38	2	65	46	93	4
Due from the Company	-	-	-	-	-	-	-
Total receivables	9	38	2	65	46	93	4

Total assets	228,842	1,235,192	42,693	2,527,000	1,435,062	3,191,382	170,390

LIABILITIES:
Due to contracts ownerd	9	38	2	65	46	93	4
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	9	38	2	65	46	93	4

NET ASSETS	$228,833	$1,235,154	$42,692	$2,526,934	$1,435,016	$3,191,289	$170,385

Fair value per share (NAV)	$8.34	$8.77	$15.88	$16.02	$1.78	$22.56	$24.40
Shares outstanding in the Separate Account	27,438	140,839	2,688	157,736	806,189	141,458	6,983

(1) Investments in mutual fund shares, at cost	$274,118	$1,277,712	$47,897	$3,027,134	$1,929,467	$3,505,911	$230,930

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Plus Bond Fund Series II	Invesco V.I. Global Real Estate Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares

ASSETS:
Investments at fair value (1)	$1,432,977	$1,089,802	$6,002,163	$1,226,786	$239,340	$2,855,769	$33,259,914

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	38	27	159	32	6	65	667
Due from the Company	-	-	-	-	-	-	-
Total receivables	38	27	159	32	6	65	667

Total assets	1,433,014	1,089,829	6,002,322	1,226,818	239,345	2,855,834	33,260,581

LIABILITIES:
Due to contracts ownerd	38	27	159	32	6	65	667
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	38	27	159	32	6	65	667

NET ASSETS	$1,432,977	$1,089,802	$6,002,163	$1,226,786	$239,340	$2,855,769	$33,259,914

Fair value per share (NAV)	$5.50	$12.72	$19.77	$28.42	$13.63	$5.07	$42.47
Shares outstanding in the Separate Account	260,541	85,676	303,600	43,166	17,560	563,268	783,139

(1) Investments in mutual fund shares, at cost	$1,518,053	$1,326,052	$6,319,197	$1,537,036	$296,606	$2,651,927	$30,906,273

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Janus Henderson VIT Enterprise Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Mid Cap Value Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares	JP Morgan Insurance Trust Global Allocation Portfolio	JP Morgan Insurance Trust Income Builder Portfolio

ASSETS:
Investments at fair value (1)	$8,633,649	$2,356,060	$135,897	$67,245	$31,509	$244,137	$711,102

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	179	58	1	3	0	8	15
Due from the Company	-	-	-	-	-	-	-
Total receivables	179	58	1	3	0	8	15

Total assets	8,633,828	2,356,119	135,898	67,248	31,509	244,145	711,117

LIABILITIES:
Due to contracts ownerd	179	58	1	3	0	8	15
Payable to the Company	-	-	-	-	558	-	-
Total liabilities	179	58	1	3	558	8	15

NET ASSETS	$8,633,649	$2,356,060	$135,897	$67,245	$30,951	$244,137	$711,102

Fair value per share (NAV)	$62.78	$10.99	$15.64	$38.52	$36.76	$15.58	$9.71
Shares outstanding in the Separate Account	137,522	214,382	8,689	1,746	857	15,670	73,234

(1) Investments in mutual fund shares, at cost	$9,757,565	$2,715,042	$143,941	$64,586	$30,033	$257,670	$791,436

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio

ASSETS:
Investments at fair value (1)	$354,540	$365,185	$249,732	$10,687,368	$2,919,482	$2,356,503	$1,598,269

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	9	11	3	309	63	40	44
Due from the Company	-	-	-	-	-	-	-
Total receivables	9	11	3	309	63	40	44

Total assets	354,549	365,196	249,735	10,687,678	2,919,545	2,356,544	1,598,313

LIABILITIES:
Due to contracts ownerd	9	11	3	309	63	40	44
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	9	11	3	309	63	40	44

NET ASSETS	$354,540	$365,185	$249,732	$10,687,369	$2,919,482	$2,356,503	$1,598,269

Fair value per share (NAV)	$17.72	$22.15	$13.15	$18.21	$46.82	$8.34	$26.91
Shares outstanding in the Separate Account	20,008	16,487	18,991	586,896	62,355	282,554	59,393

(1) Investments in mutual fund shares, at cost	$453,369	$481,258	$285,843	$14,550,752	$3,451,987	$3,047,335	$1,675,644

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio

ASSETS:
Investments at fair value (1)	$44,952	$2,417,756	$1,920,224	$3,561,579	$2,058,833	$6,447,609	$9,073,331

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	2	39	2,866	68	45	108	163
Due from the Company	-	-	-	-	-	-	-
Total receivables	2	39	2,866	68	45	108	163

Total assets	44,954	2,417,795	1,923,091	3,561,647	2,058,878	6,447,717	9,073,494

LIABILITIES:
Due to contracts ownerd	2	39	2,866	68	45	108	163
Payable to the Company	-	-	-	3,302	3,256	-	3,265
Total liabilities	2	39	2,866	3,370	3,301	108	3,428

NET ASSETS	$44,952	$2,417,756	$1,920,224	$3,558,277	$2,055,577	$6,447,609	$9,070,066

Fair value per share (NAV)	$10.10	$7.01	$7.83	$9.48	$11.50	$10.10	$8.98
Shares outstanding in the Separate Account	4,451	344,901	245,239	375,694	179,029	638,377	1,010,393

(1) Investments in mutual fund shares, at cost	$46,837	$2,903,652	$2,180,758	$3,838,906	$2,361,039	$6,591,855	$10,979,454

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund	Putnam VT International Equity Fund	Putnam VT International Growth Fund

ASSETS:
Investments at fair value (1)	$1,248,595	$2,311,043	$1,005,279	$6,003,430	$2,578,438	$577,003	$99,535

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	36	74	33	133	55	17	2
Due from the Company	-	-	-	-	-	-	-
Total receivables	36	74	33	133	55	17	2

Total assets	1,248,631	2,311,117	1,005,312	6,003,564	2,578,492	577,021	99,537

LIABILITIES:
Due to contracts ownerd	36	74	33	133	55	17	2
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	36	74	33	133	55	17	2

NET ASSETS	$1,248,595	$2,311,043	$1,005,279	$6,003,430	$2,578,438	$577,003	$99,535

Fair value per share (NAV)	$27.07	$15.44	$12.04	$9.47	$8.39	$12.89	$15.19
Shares outstanding in the Separate Account	46,125	149,679	83,495	633,942	307,323	44,764	6,553

(1) Investments in mutual fund shares, at cost	$1,091,196	$2,602,486	$1,405,488	$7,446,510	$3,315,849	$711,463	$124,136

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Multi- Cap Core Fund	Putnam VT Research Fund	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund

ASSETS:
Investments at fair value (1)	$233,471	$143,198	$362,900	$1,394,943	$536,128	$412,563	$1,033,185

Receivable dividends and other	-	-	-	-	-	-	-
Due from the fund manager	7	2	11	29	14	12	23
Due from the Company	-	-	-	-	-	-	-
Total receivables	7	2	11	29	14	12	23

Total assets	233,477	143,200	362,911	1,394,972	536,143	412,575	1,033,208

LIABILITIES:
Due to contracts ownerd	7	2	11	29	14	12	23
Payable to the Company	-	-	-	-	-	-	-
Total liabilities	7	2	11	29	14	12	23

NET ASSETS	$233,471	$143,198	$362,900	$1,394,943	$536,128	$412,563	$1,033,185

Fair value per share (NAV)	$10.06	$7.14	$9.26	$16.36	$27.15	$14.13	$10.60
Shares outstanding in the Separate Account	23,208	20,056	39,190	85,265	19,747	29,198	97,470

(1) Investments in mutual fund shares, at cost	$236,333	$175,386	$395,204	$1,726,500	$548,489	$482,359	$1,184,435

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Global Resources

ASSETS:
Investments at fair value (1)	$29,645,617	$13,303,131	$30,216	$293,748	$1,467,561

Receivable dividends and other	-	-	-	-	-
Due from the fund manager	1,727	817	1	11	28
Due from the Company	-	-	-	-	-
Total receivables	1,727	817	1	11	28

Total assets	29,647,344	13,303,948	30,217	293,759	1,467,588

LIABILITIES:
Due to contracts ownerd	1,777	817	1	11	28
Payable to the Company	700	-	-	-	-
Total liabilities	2,477	817	1	11	28

NET ASSETS	$29,644,866	$13,303,131	$30,216	$293,748	$1,467,561

Fair value per share (NAV)	$29.23	$52.52	$8.70	$28.39	$27.16
Shares outstanding in the Separate Account	1,014,219	253,296	3,473	10,347	54,034

(1) Investments in mutual fund shares, at cost	$37,385,975	$12,203,944	$47,526	$274,011	$1,336,831

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Concluded)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Weatherbie Specialized Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio

INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$-	$68,180	$195,252

EXPENSES:
Mortality and expense risk	20,962	20,103	21,058	3,656	343	14,887	21,183
Investment advisory expenses	-	-	-	-	-	446	279
Total expenses	20,962	20,103	21,058	3,656	343	15,334	21,463

NET INVESTMENT INCOME (LOSS)	(20,962)	(20,103)	(21,058)	(3,656)	(343)	52,846	173,790

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	98,374	3,679	(12,972)	(20,714)	(187)	54,066	(74,088)
Capital gain distributions	104,857	64,961	46,287	56,409	629	-	144,464

Net realized gain (loss) on investments	203,231	68,640	33,315	35,694	442	54,066	70,376

Change in net unrealized appreciation (depreciation) on investments	(961,172)	(844,414)	(805,927)	(244,011)	(15,726)	72,339	(1,042,591)

Net realized and unrealized gain (loss) on investments	(757,941)	(775,774)	(772,612)	(208,317)	(15,284)	126,405	(972,215)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(778,903)	$(795,877)	$(793,670)	$(211,972)	$(15,627)	$179,251	$(798,426)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Inflation Protection Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund

INVESTMENT INCOME:
Dividend income	$87,043	$175,666	$235,550	$154,535	$148,876	$11,789	$79,966

EXPENSES:
Mortality and expense risk	14,098	80,966	129,390	45,552	72,819	120,206	76,390
Investment advisory expenses	302	2,266	934	2,877	502	9,452	4,546
Total expenses	14,401	83,232	130,324	48,430	73,322	129,658	80,936

NET INVESTMENT INCOME (LOSS)	72,643	92,435	105,226	106,105	75,554	(117,869)	(970)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(33,138)	140,101	321,047	(242,211)	(29,148)	116,001	130,562
Capital gain distributions	10,881	1,138,757	964,312	1,381,264	1,590,881	1,701,889	760,255

Net realized gain (loss) on investments	(22,257)	1,278,858	1,285,359	1,139,053	1,561,733	1,817,890	890,817

Change in net unrealized appreciation (depreciation) on investments	(318,095)	(1,596,819)	(1,506,802)	(1,727,338)	(3,195,829)	(6,348,564)	(2,516,481)

Net realized and unrealized gain (loss) on investments	(340,351)	(317,961)	(221,444)	(588,285)	(1,634,096)	(4,530,674)	(1,625,664)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(267,709)	$(225,526)	$(116,218)	$(482,180)	$(1,558,541)	$(4,648,543)	$(1,626,634)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio

INVESTMENT INCOME:
Dividend income	$67,923	$48,491	$278	$-	$499,288	$-	$2,128

EXPENSES:
Mortality and expense risk	44,262	37,332	1,435	95,913	85,248	1,994	5,707
Investment advisory expenses	1,712	1,279	-	-	1,857	-	-
Total expenses	45,974	38,612	1,435	95,913	87,105	1,994	5,707

NET INVESTMENT INCOME (LOSS)	21,949	9,880	(1,158)	(95,913)	412,184	(1,994)	(3,579)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(234,504)	16,404	(16,284)	(527,111)	(245,693)	11,335	2,386
Capital gain distributions	670,471	415,826	8	138,655	-	61,973	29,148

Net realized gain (loss) on investments	435,968	432,229	(16,276)	(388,456)	(245,693)	73,308	31,534

Change in net unrealized appreciation (depreciation) on investments	(1,766,034)	(1,731,027)	(4,114)	(1,402,608)	(1,493,604)	(449,230)	(146,350)

Net realized and unrealized gain (loss) on investments	(1,330,067)	(1,298,798)	(20,390)	(1,791,063)	(1,739,297)	(375,922)	(114,816)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,308,118)	$(1,288,919)	$(21,547)	$(1,886,976)	$(1,327,113)	$(377,916)	$(118,395)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio Service Shares	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Select Small Cap Value Fund

INVESTMENT INCOME:
Dividend income	$2,818	$1,910	$2,497	$-	$1,057	$-	$-

EXPENSES:
Mortality and expense risk	4,699	4,157	4,530	59,560	9,945	56,241	4,597
Investment advisory expenses	798	-	-	2,252	-	5,121	-
Total expenses	5,497	4,157	4,530	61,812	9,945	61,362	4,597

NET INVESTMENT INCOME (LOSS)	(2,679)	(2,247)	(2,033)	(61,812)	(8,888)	(61,362)	(4,597)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(4,021)	(8,997)	13,495	195,929	21,715	(109,224)	15,916
Capital gain distributions	196,401	91,719	64,783	377,656	70,358	121,406	-

Net realized gain (loss) on investments	192,380	82,722	78,278	573,585	92,073	12,183	15,916

Change in net unrealized appreciation (depreciation) on investments	(339,186)	(152,366)	(138,073)	(3,082,837)	(461,590)	(2,364,168)	(73,262)

Net realized and unrealized gain (loss) on investments	(146,806)	(69,644)	(59,796)	(2,509,251)	(369,517)	(2,351,985)	(57,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(149,485)	$(71,891)	$(61,829)	$(2,571,063)	$(378,405)	$(2,413,347)	$(61,943)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Seligman Global Technology Fund I	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Reit Series

INVESTMENT INCOME:
Dividend income	$-	$-	$108	$89,576	$118,461	$4,867	$38,363

EXPENSES:
Mortality and expense risk	94,177	2,565	61	21,102	29,450	4,478	17,607
Investment advisory expenses	-	-	-	4,804	1,015	-	234
Total expenses	94,177	2,565	61	25,906	30,466	4,478	17,841

NET INVESTMENT INCOME (LOSS)	(94,177)	(2,565)	47	63,669	87,995	389	20,522

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	106,405	2,252	(16)	(70,078)	55,452	(11,077)	66,728
Capital gain distributions	1,579,155	48,743	8,476	137,644	-	34,291	-

Net realized gain (loss) on investments	1,685,560	50,995	8,460	67,566	55,452	23,214	66,728

Change in net unrealized appreciation (depreciation) on investments	(4,495,862)	(128,286)	(10,723)	(574,431)	(1,245,379)	(110,314)	(600,252)

Net realized and unrealized gain (loss) on investments	(2,810,303)	(77,291)	(2,262)	(506,865)	(1,189,927)	(87,100)	(533,524)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,904,480)	$(79,856)	$(2,215)	$(443,196)	$(1,101,932)	$(86,711)	$(513,003)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA Short-Term Fixed Portfolio

INVESTMENT INCOME:
Dividend income	$18,599	$12,153	$1,088	$4,320	$49,861	$24,069	$432

EXPENSES:
Mortality and expense risk	34,346	3,712	394	1,611	13,355	9,061	459
Investment advisory expenses	1,003	-	33	-	222	240	556
Total expenses	35,349	3,712	426	1,611	13,577	9,300	1,014

NET INVESTMENT INCOME (LOSS)	(16,750)	8,441	662	2,709	36,284	14,769	(583)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	70,075	735	(515)	147	121	(15,562)	(1,266)
Capital gain distributions	247,956	17,830	-	4,216	13,856	16,386	-

Net realized gain (loss) on investments	318,030	18,565	(515)	4,363	13,978	824	(1,266)

Change in net unrealized appreciation (depreciation) on investments	(837,463)	(134,854)	(5,420)	(44,077)	(114,920)	(227,968)	(515)

Net realized and unrealized gain (loss) on investments	(519,433)	(116,289)	(5,935)	(39,714)	(100,942)	(227,144)	(1,781)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(536,183)	$(107,848)	$(5,273)	$(37,005)	$(64,659)	$(212,375)	$(2,363)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Large Value Portfolio	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Croci U.S. VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP	Eaton Vance Vt Floating- Rate Income Fund

INVESTMENT INCOME:
Dividend income	$84,005	$30,939	$-	$778	$68	$1,255	$470,227

EXPENSES:
Mortality and expense risk	36,408	29,740	10,292	289	108	693	65,730
Investment advisory expenses	1,102	274	270	-	-	-	3,199
Total expenses	37,510	30,013	10,562	289	108	693	68,929

NET INVESTMENT INCOME (LOSS)	46,495	926	(10,562)	490	(40)	562	401,298

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	73,073	31,776	15,873	(1,631)	(256)	(73)	(215,554)
Capital gain distributions	45,405	183,262	357,160	791	4,971	3,969	-

Net realized gain (loss) on investments	118,479	215,037	373,033	(840)	4,715	3,896	(215,554)

Change in net unrealized appreciation (depreciation) on investments	(406,121)	(356,358)	(1,254,980)	(9,568)	(12,809)	(54,689)	(574,769)

Net realized and unrealized gain (loss) on investments	(287,642)	(141,320)	(881,947)	(10,408)	(8,094)	(50,794)	(790,322)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(241,147)	$(140,395)	$(892,508)	$(9,918)	$(8,133)	$(50,232)	$(389,024)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund

INVESTMENT INCOME:
Dividend income	$113,175	$71,079	$196,193	$177,070	$85,865	$86,910	$10,830

EXPENSES:
Mortality and expense risk	69,334	12,092	105,787	96,129	81,721	41,116	5,280
Investment advisory expenses	548	1,335	14,935	6,271	2,502	12,468	1,801
Total expenses	69,882	13,427	120,722	102,400	84,223	53,584	7,081

NET INVESTMENT INCOME (LOSS)	43,293	57,652	75,471	74,670	1,643	33,326	3,749

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(143,892)	(11,957)	(447,213)	(272,415)	44,064	(151,810)	(12,543)
Capital gain distributions	807,791	308,276	14,769	373,031	247,749	-	1,976

Net realized gain (loss) on investments	663,899	296,319	(432,444)	100,616	291,813	(151,810)	(10,567)

Change in net unrealized appreciation (depreciation) on investments	(2,111,281)	(603,166)	(2,498,035)	(1,647,712)	(1,274,818)	(1,254,973)	(237,441)

Net realized and unrealized gain (loss) on investments	(1,447,381)	(306,848)	(2,930,479)	(1,547,096)	(983,005)	(1,406,783)	(248,008)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,404,088)	$(249,195)	$(2,855,009)	$(1,472,426)	$(981,363)	$(1,373,457)	$(244,259)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund

INVESTMENT INCOME:
Dividend income	$27,227	$610,482	$47,862	$32,908	$-	$213,990	$47,203

EXPENSES:
Mortality and expense risk	32,310	347,508	16,094	5,868	23,249	87,158	30,217
Investment advisory expenses	1,175	14,345	253	718	-	12,382	1,137
Total expenses	33,484	361,853	16,347	6,587	23,249	99,540	31,354

NET INVESTMENT INCOME (LOSS)	(6,258)	248,629	31,515	26,321	(23,249)	114,451	15,849

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(127,408)	6,151	(21,160)	(1,773)	(41,473)	(127,196)	(68,834)
Capital gain distributions	16,805	-	-	17,116	24,938	-	67,379

Net realized gain (loss) on investments	(110,602)	6,151	(21,160)	15,343	(16,535)	(127,196)	(1,455)

Change in net unrealized appreciation (depreciation) on investments	(534,239)	(6,150)	(242,323)	(110,808)	(902,565)	(2,636,609)	(833,223)

Net realized and unrealized gain (loss) on investments	(644,841)	1	(263,483)	(95,465)	(919,099)	(2,763,804)	(834,678)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(651,099)	$248,629	$(231,968)	$(69,144)	$(942,348)	$(2,649,354)	$(818,829)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund

INVESTMENT INCOME:
Dividend income	$22,326	$2,766	$22,934	$57,902	$78,684	$44,644	$28,677

EXPENSES:
Mortality and expense risk	47,813	53,466	5,245	28,259	43,225	23,288	10,746
Investment advisory expenses	10,984	1,085	7,593	8,380	1,175	-	-
Total expenses	58,797	54,551	12,839	36,639	44,400	23,288	10,746

NET INVESTMENT INCOME (LOSS)	(36,471)	(51,785)	10,096	21,263	34,285	21,356	17,931

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(98,555)	125,473	(9,193)	(98,499)	(22,563)	(30,361)	(38,240)
Capital gain distributions	471,428	166,238	60,562	166,800	253,832	157,291	123,347

Net realized gain (loss) on investments	372,874	291,711	51,369	68,302	231,269	126,930	85,107

Change in net unrealized appreciation (depreciation) on investments	(2,189,552)	(554,791)	(254,028)	(631,208)	(1,084,195)	(599,828)	(489,454)

Net realized and unrealized gain (loss) on investments	(1,816,679)	(263,081)	(202,660)	(562,906)	(852,926)	(472,897)	(404,347)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,853,150)	$(314,866)	$(192,564)	$(541,643)	$(818,641)	$(451,541)	$(386,417)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L

INVESTMENT INCOME:
Dividend income	$4,260	$14,991	$8,962	$7,952	$15,774	$1,591,521	$2,534,493

EXPENSES:
Mortality and expense risk	2,395	8,213	4,476	9,487	28,727	788,474	1,634,985
Investment advisory expenses	-	-	-	893	493	26,330	44,791
Total expenses	2,395	8,213	4,476	10,380	29,220	814,804	1,679,776

NET INVESTMENT INCOME (LOSS)	1,865	6,777	4,486	(2,428)	(13,445)	776,717	854,717

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(3,284)	(546)	(12,899)	5,689	(46,728)	(1,293,253)	24,339
Capital gain distributions	20,206	77,986	43,771	49,169	42,966	4,534,170	5,481,252

Net realized gain (loss) on investments	16,922	77,440	30,872	54,858	(3,762)	3,240,916	5,505,591

Change in net unrealized appreciation (depreciation) on investments	(71,626)	(304,918)	(165,250)	(234,048)	(355,505)	(15,055,337)	(27,874,207)

Net realized and unrealized gain (loss) on investments	(54,703)	(227,478)	(134,378)	(179,190)	(359,267)	(11,814,421)	(22,368,616)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(52,839)	$(220,701)	$(129,892)	$(181,619)	$(372,712)	$(11,037,703)	$(21,513,899)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund

INVESTMENT INCOME:
Dividend income	$228,795	$380,207	$237,670	$154,914	$90,946	$365,184	$96,055

EXPENSES:
Mortality and expense risk	129,635	218,252	216,231	59,428	43,049	716,141	191,494
Investment advisory expenses	2,333	6,488	9,934	2,167	5,804	45,593	6,595
Total expenses	131,969	224,740	226,165	61,595	48,853	761,734	198,089

NET INVESTMENT INCOME (LOSS)	96,826	155,466	11,504	93,319	42,093	(396,550)	(102,034)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(451,459)	(348,758)	(73,684)	(52,056)	271,504	4,327,142	633,739
Capital gain distributions	1,106,964	1,133,566	912,117	7,981	116,929	736,651	775,305

Net realized gain (loss) on investments	655,505	784,808	838,433	(44,076)	388,434	5,063,793	1,409,043

Change in net unrealized appreciation (depreciation) on investments	(3,276,453)	(3,968,420)	(3,572,400)	(1,039,459)	(2,367,310)	(28,060,979)	(5,267,435)

Net realized and unrealized gain (loss) on investments	(2,620,948)	(3,183,612)	(2,733,967)	(1,083,534)	(1,978,876)	(22,997,186)	(3,858,391)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,524,122)	$(3,028,146)	$(2,722,463)	$(990,215)	$(1,936,784)	$(23,393,736)	$(3,960,425)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund

INVESTMENT INCOME:
Dividend income	$115,804	$4,431,481	$103,252	$7,075	$1,976	$3,052	$39,169

EXPENSES:
Mortality and expense risk	196,100	3,103,160	46,986	15,195	29,734	136,588	24,068
Investment advisory expenses	9,688	46,178	9,697	-	541	6,402	64
Total expenses	205,788	3,149,338	56,683	15,195	30,275	142,990	24,132

NET INVESTMENT INCOME (LOSS)	(89,984)	1,282,143	46,569	(8,120)	(28,299)	(139,938)	15,036

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	154,665	(3,632,347)	(102,116)	(96,115)	(17,708)	503,470	(129,221)
Capital gain distributions	1,255,614	14,179,052	-	42,901	94,198	336,338	-

Net realized gain (loss) on investments	1,410,279	10,546,704	(102,116)	(53,215)	76,490	839,809	(129,221)

Change in net unrealized appreciation (depreciation) on investments	(6,538,995)	(62,738,609)	(313,420)	(412,706)	(501,528)	(5,333,524)	(289,336)

Net realized and unrealized gain (loss) on investments	(5,128,716)	(52,191,905)	(415,536)	(465,921)	(425,038)	(4,493,715)	(418,557)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,218,701)	$(50,909,762)	$(368,967)	$(474,041)	$(453,337)	$(4,633,653)	$(403,520)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio

INVESTMENT INCOME:
Dividend income	$44,869	$24,495	$432,286	$6,436	$7,652	$-	$19,820

EXPENSES:
Mortality and expense risk	6,095	16,448	284,807	17,053	6,885	6,255	44,300
Investment advisory expenses	-	-	1,131	-	-	-	-
Total expenses	6,095	16,448	285,938	17,053	6,885	6,255	44,300

NET INVESTMENT INCOME (LOSS)	38,773	8,047	146,348	(10,616)	767	(6,255)	(24,480)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(21,875)	13,434	697,156	33,771	(35)	1,853	56,803
Capital gain distributions	-	86,699	2,671,577	60,880	-	108,338	238,711

Net realized gain (loss) on investments	(21,875)	100,133	3,368,733	94,652	(35)	110,191	295,515

Change in net unrealized appreciation (depreciation) on investments	(136,540)	(337,118)	(12,816,021)	(527,606)	35	(382,316)	(1,274,623)

Net realized and unrealized gain (loss) on investments	(158,415)	(236,985)	(9,447,288)	(432,954)	0	(272,125)	(979,108)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(119,642)	$(228,938)	$(9,300,941)	$(443,571)	$767	$(278,380)	$(1,003,588)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund

INVESTMENT INCOME:
Dividend income	$7,218	$23,959	$2,566	$4,804	$987	$37,222	$556,312

EXPENSES:
Mortality and expense risk	2,035	23,092	27,412	2,981	1,295	32,829	121,989
Investment advisory expenses	-	-	2,133	-	-	-	1,352
Total expenses	2,035	23,092	29,545	2,981	1,295	32,829	123,341

NET INVESTMENT INCOME (LOSS)	5,183	867	(26,979)	1,823	(308)	4,394	432,971

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(1,428)	71,652	62,491	(1,779)	4,945	(33,723)	(28,054)
Capital gain distributions	-	12,958	293,496	11,396	939	362,702	227,474

Net realized gain (loss) on investments	(1,428)	84,610	355,987	9,618	5,884	328,979	199,420

Change in net unrealized appreciation (depreciation) on investments	(24,086)	(462,682)	(1,562,815)	(45,623)	(37,921)	(776,210)	(1,444,942)

Net realized and unrealized gain (loss) on investments	(25,513)	(378,072)	(1,206,828)	(36,005)	(32,038)	(447,232)	(1,245,522)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(20,331)	$(377,205)	$(1,233,807)	$(34,182)	$(32,345)	$(442,838)	$(812,551)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT US Equity Insights Fund	Goldman Sachs VIT Us Equity Insights Fund Service Class	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund

INVESTMENT INCOME:
Dividend income	$3,151	$43,304	$-	$379	$16,314	$-	$8,981

EXPENSES:
Mortality and expense risk	3,223	15,011	36	629	27,486	19,240	39,369
Investment advisory expenses	-	-	-	-	129	-	1,448
Total expenses	3,223	15,011	36	629	27,615	19,240	40,818

NET INVESTMENT INCOME (LOSS)	(72)	28,293	(36)	(250)	(11,301)	(19,240)	(31,837)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(5,175)	677	(289)	(59)	(7,428)	(34,446)	55,309
Capital gain distributions	22,408	-	-	241	14,328	272,156	420,796

Net realized gain (loss) on investments	17,233	677	(289)	182	6,899	237,710	476,105

Change in net unrealized appreciation (depreciation) on investments	(36,711)	(139,013)	(994)	(11,762)	(729,783)	(855,133)	(1,202,697)

Net realized and unrealized gain (loss) on investments	(19,478)	(138,336)	(1,282)	(11,580)	(722,884)	(617,422)	(726,592)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(19,550)	$(110,044)	$(1,318)	$(11,829)	$(734,185)	$(636,663)	$(758,428)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Equity Fund	Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund Series II	Invesco V.I. Global Real Estate Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund

INVESTMENT INCOME:
Dividend income	$1,158	$45,471	$8,595	$33,850	$78,594	$19,316	$-

EXPENSES:
Mortality and expense risk	1,672	6,449	9,787	12,469	58,386	13,290	2,518
Investment advisory expenses	-	-	-	672	1,431	409	-
Total expenses	1,672	6,449	9,787	13,141	59,817	13,698	2,518

NET INVESTMENT INCOME (LOSS)	(513)	39,022	(1,191)	20,709	18,777	5,617	(2,518)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(352)	(203,364)	(6,291)	(39,705)	42,678	(40,893)	1,181
Capital gain distributions	29,098	-	949	-	576,155	151,093	50,632

Net realized gain (loss) on investments	28,746	(203,364)	(5,342)	(39,705)	618,833	110,200	51,813

Change in net unrealized appreciation (depreciation) on investments	(74,826)	(22,153)	(85,077)	(422,982)	(1,082,163)	(458,888)	(125,188)

Net realized and unrealized gain (loss) on investments	(46,079)	(225,518)	(90,419)	(462,687)	(463,330)	(348,688)	(73,375)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(46,593)	$(186,495)	$(91,610)	$(441,978)	$(444,554)	$(343,071)	$(75,894)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Enterprise Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Mid Cap Value Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares

INVESTMENT INCOME:
Dividend income	$85,373	$357,767	$7,758	$50,571	$1,988	$1,192	$838

EXPENSES:
Mortality and expense risk	20,752	294,884	74,430	24,789	811	927	554
Investment advisory expenses	4,672	13,282	3,418	2,305	31	-	-
Total expenses	25,423	308,166	77,847	27,094	842	927	554

NET INVESTMENT INCOME (LOSS)	59,949	49,601	(70,089)	23,477	1,146	266	285

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	514,361	1,759,220	90,632	(63,492)	(2,675)	880	2,847
Capital gain distributions	-	1,143,129	1,698,523	46,240	13,508	-	-

Net realized gain (loss) on investments	514,361	2,902,349	1,789,155	(17,252)	10,833	880	2,847

Change in net unrealized appreciation (depreciation) on investments	289,662	(11,182,663)	(3,718,188)	(474,784)	(23,596)	(8,944)	(17,246)

Net realized and unrealized gain (loss) on investments	804,023	(8,280,314)	(1,929,033)	(492,036)	(12,763)	(8,065)	(14,399)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$863,973	$(8,230,713)	$(1,999,122)	$(468,559)	$(11,618)	$(7,799)	$(14,114)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	JP Morgan Insurance Trust Global Allocation Portfolio	JP Morgan Insurance Trust Income Builder Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio

INVESTMENT INCOME:
Dividend income	$4,475	$29,443	$350	$-	$961	$-	$28,488

EXPENSES:
Mortality and expense risk	3,749	6,357	4,216	5,080	1,199	130,840	27,589
Investment advisory expenses	-	-	-	-	945	8,969	2,575
Total expenses	3,749	6,357	4,216	5,080	2,144	139,810	30,163

NET INVESTMENT INCOME (LOSS)	726	23,086	(3,866)	(5,080)	(1,183)	(139,810)	(1,675)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(11,636)	(5,415)	(4,765)	664	(113)	(184,278)	96,460
Capital gain distributions	19,716	23,898	85,378	-	14,367	1,266,962	567,460

Net realized gain (loss) on investments	8,080	18,483	80,612	664	14,254	1,082,685	663,920

Change in net unrealized appreciation (depreciation) on investments	(81,608)	(160,234)	(188,623)	(243,406)	(56,218)	(8,344,594)	(1,300,187)

Net realized and unrealized gain (loss) on investments	(73,529)	(141,752)	(108,010)	(242,742)	(41,965)	(7,261,910)	(636,267)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(72,803)	$(118,666)	$(111,877)	$(247,823)	$(43,148)	$(7,401,719)	$(637,942)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio

INVESTMENT INCOME:
Dividend income	$12,849	$2,090	$88	$510,986	$27,240	$61,008	$164,929

EXPENSES:
Mortality and expense risk	16,314	17,269	750	14,448	15,586	29,699	23,246
Investment advisory expenses	1,764	818	-	2,502	255	2,899	152
Total expenses	18,078	18,088	750	16,951	15,841	32,598	23,398

NET INVESTMENT INCOME (LOSS)	(5,229)	(15,997)	(662)	494,035	11,399	28,410	141,531

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(40,294)	16,865	241	180,409	(367,318)	(79,407)	(74,107)
Capital gain distributions	603,028	159,629	-	-	-	-	-

Net realized gain (loss) on investments	562,734	176,494	241	180,409	(367,318)	(79,407)	(74,107)

Change in net unrealized appreciation (depreciation) on investments	(1,118,767)	(554,623)	(17,699)	(693,539)	(70,964)	(249,561)	(515,528)

Net realized and unrealized gain (loss) on investments	(556,033)	(378,129)	(17,457)	(513,129)	(438,281)	(328,968)	(589,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(561,261)	$(394,126)	$(18,119)	$(19,094)	$(426,882)	$(300,558)	$(448,104)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund

INVESTMENT INCOME:
Dividend income	$104,993	$255,406	$18,280	$45,492	$21,725	$-	$160,714

EXPENSES:
Mortality and expense risk	41,266	69,543	12,972	37,768	14,054	60,762	22,205
Investment advisory expenses	968	13,105	-	-	-	10,256	2,370
Total expenses	42,234	82,649	12,972	37,768	14,054	71,019	24,575

NET INVESTMENT INCOME (LOSS)	62,759	172,757	5,308	7,724	7,671	(71,019)	136,139

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(65,155)	(258,017)	8,316	(63,925)	(100,592)	(71,561)	(87,131)
Capital gain distributions	12,886	-	105,906	315,152	493,041	1,429,739	-

Net realized gain (loss) on investments	(52,268)	(258,017)	114,222	251,227	392,449	1,358,178	(87,131)

Change in net unrealized appreciation (depreciation) on investments	(88,780)	(1,698,776)	(173,153)	(927,807)	(686,083)	(4,479,796)	(515,405)

Net realized and unrealized gain (loss) on investments	(141,048)	(1,956,794)	(58,931)	(676,580)	(293,634)	(3,121,617)	(602,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(78,289)	$(1,784,036)	$(53,623)	$(668,855)	$(285,962)	$(3,192,636)	$(466,397)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Research Fund

INVESTMENT INCOME:
Dividend income	$11,709	$-	$5,473	$22,669	$8,358	$10,574	$3,558

EXPENSES:
Mortality and expense risk	7,932	774	2,427	1,188	5,796	7,842	6,246
Investment advisory expenses	103	-	-	364	-	2,262	-
Total expenses	8,036	774	2,427	1,552	5,796	10,105	6,246

NET INVESTMENT INCOME (LOSS)	3,674	(774)	3,046	21,117	2,562	469	(2,688)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(76,443)	(468)	(16,259)	(26,931)	(27,577)	(312)	5,997
Capital gain distributions	83,819	12,443	9,544	-	-	279,823	44,538

Net realized gain (loss) on investments	7,377	11,975	(6,715)	(26,931)	(27,577)	279,510	50,535

Change in net unrealized appreciation (depreciation) on investments	(171,283)	(50,526)	(24,160)	(18,147)	17,959	(472,855)	(180,258)

Net realized and unrealized gain (loss) on investments	(163,906)	(38,551)	(30,875)	(45,078)	(9,618)	(193,345)	(129,722)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(160,233)	$(39,325)	$(27,829)	$(23,961)	$(7,056)	$(192,876)	$(132,410)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Global Resources

INVESTMENT INCOME:
Dividend income	$-	$2,112	$-	$-	$94	$4,691	$23,782

EXPENSES:
Mortality and expense risk	4,828	10,493	358,555	143,167	471	3,039	10,620
Investment advisory expenses	-	230	11,212	1,441	-	-	990
Total expenses	4,828	10,723	369,767	144,608	471	3,039	11,610

NET INVESTMENT INCOME (LOSS)	(4,828)	(8,611)	(369,767)	(144,608)	(377)	1,653	12,172

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,600	(41,982)	604,741	417,570	(2,560)	797	85,413
Capital gain distributions	87,430	173,285	1,697,893	225,462	6,541	-	-

Net realized gain (loss) on investments	91,031	131,303	2,302,634	643,032	3,981	797	85,413

Change in net unrealized appreciation (depreciation) on investments	(261,530)	(332,729)	(24,122,375)	(2,844,703)	(15,316)	(13,675)	(60,634)

Net realized and unrealized gain (loss) on investments	(170,499)	(201,426)	(21,819,742)	(2,201,670)	(11,335)	(12,878)	24,779

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(175,327)	$(210,038)	$(22,189,509)	$(2,346,279)	$(11,712)	$(11,226)	$36,951

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Weatherbie Specialized Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(20,962)	$(20,103)	$(21,058)	$(3,656)	$(343)	$52,846	$173,790
Net realized gain (loss) on investments	203,231	68,640	33,315	35,694	442	54,066	70,376
Change in net unrealized appreciation (depreciation) on investments	(961,172)	(844,414)	(805,927)	(244,011)	(15,726)	72,339	(1,042,591)

Net increase (decrease) in net assets resulting from operations	(778,903)	(795,877)	(793,670)	(211,972)	(15,627)	179,251	(798,426)

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,275	9,100	-	875	-	2,000	3,840
Contract maintenance charges	(266)	(400)	(260)	(123)	-	-	-
Payments for units redeemed	(313,038)	-	(9,175)	-	-	(22,111)	(7,206)
Net transfers (to) from the Company and Subaccounts	(130,073)	(109,552)	(106,993)	(53,183)	15	196,016	(597,536)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(440,102)	(100,852)	(116,428)	(52,431)	15	175,905	(600,902)

Total increase (decrease) in net assets	(1,219,005)	(896,730)	(910,098)	(264,403)	(15,612)	355,156	(1,399,328)

NET ASSETS:
Beginning of period	2,375,552	2,050,618	2,194,152	570,506	40,637	1,181,036	2,791,374

End of period	$1,156,547	$1,153,888	$1,284,054	$306,103	$25,025	$1,536,192	$1,392,046

CHANGES IN UNITS OUTSTANDING:
Units issued	82.6013	39	34	4	-	49,454	20,157
Units redeemed	(2,036)	(532)	(918)	(1,882)	-	(34,407)	(63,099)

Net increase (decrease)	(1,953)	(493)	(884)	(1,878)	-	15,047	(42,942)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century Investments VP Inflation Protection Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$72,643	$92,435	$105,226	$106,105	$75,554	$(117,869)	$(970)
Net realized gain (loss) on investments	(22,257)	1,278,858	1,285,359	1,139,053	1,561,733	1,817,890	890,817
Change in net unrealized appreciation (depreciation) on investments	(318,095)	(1,596,819)	(1,506,802)	(1,727,338)	(3,195,829)	(6,348,564)	(2,516,481)

Net increase (decrease) in net assets resulting from operations	(267,709)	(225,526)	(116,218)	(482,180)	(1,558,541)	(4,648,543)	(1,626,634)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	3,208	79,655	83,500	694	10,850	59,500
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(1,641)	(35,578)	(111,030)	(4,099)	(62,690)	-	(52,859)
Net transfers (to) from the Company and Subaccounts	(188,943)	(1,096,039)	(618,855)	5,103,660	(683,780)	(1,020,776)	(850,076)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	2,506	-	-

Increase (decrease) in net assets resulting from Contract transactions	(190,584)	(1,128,409)	(650,230)	5,183,061	(743,270)	(1,009,926)	(843,435)

Total increase (decrease) in net assets	(458,293)	(1,353,935)	(766,448)	4,700,881	(2,301,812)	(5,658,469)	(2,470,069)

NET ASSETS:
Beginning of period	1,906,260	9,431,114	12,903,056	4,843,211	8,776,160	15,364,853	9,445,486

End of period	$1,447,967	$8,077,179	$12,136,608	$9,544,092	$6,474,348	$9,706,384	$6,975,417

CHANGES IN UNITS OUTSTANDING:
Units issued	130,929	45,934	79,144	458,947	16,698	32,939	9,258
Units redeemed	(149,461)	(106,238)	(120,705)	(94,364)	(68,723)	(93,898)	(70,407)

Net increase (decrease)	(18,532)	(60,304)	(41,561)	364,583	(52,025)	(60,959)	(61,149)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$21,949	$9,880	$(1,158)	$(95,913)	$412,184	$(1,994)	$(3,579)
Net realized gain (loss) on investments	435,968	432,229	(16,276)	(388,456)	(245,693)	73,308	31,534
Change in net unrealized appreciation (depreciation) on investments	(1,766,034)	(1,731,027)	(4,114)	(1,402,608)	(1,493,604)	(449,230)	(146,350)

Net increase (decrease) in net assets resulting from operations	(1,308,118)	(1,288,919)	(21,547)	(1,886,976)	(1,327,113)	(377,916)	(118,395)

CONTRACT TRANSACTIONS:
Proceeds from units sold	7,084	3,893	-	180	102,135	-	-
Contract maintenance charges	-	-	-	-	-	-	(60)
Payments for units redeemed	(29,223)	(34,226)	-	(33,090)	(35,569)	-	-
Net transfers (to) from the Company and Subaccounts	(647,285)	(357,738)	5,774	(2,589,615)	(1,936,867)	(129,453)	(2,797)
Adjustments to net assets allocated to contracts in payout phase	2,508	2,451	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(666,916)	(385,620)	5,774	(2,622,525)	(1,870,301)	(129,453)	(2,857)

Total increase (decrease) in net assets	(1,975,033)	(1,674,539)	(15,774)	(4,509,502)	(3,197,415)	(507,369)	(121,252)

NET ASSETS:
Beginning of period	6,004,949	5,675,828	29,976	11,557,691	11,874,640	863,038	494,955

End of period	$4,029,916	$4,001,289	$14,202	$7,048,189	$8,677,226	$355,669	$373,703

CHANGES IN UNITS OUTSTANDING:
Units issued	14,263	19,607	26,684	9,577	64,825	-	-
Units redeemed	(78,409)	(47,229)	(27,658)	(219,000)	(221,872)	(4,377)	(32)

Net increase (decrease)	(64,146)	(27,622)	(974)	(209,423)	(157,047)	(4,377)	(32)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio Service Shares	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Select Small Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,679)	$(2,247)	$(2,033)	$(61,812)	$(8,888)	$(61,362)	$(4,597)
Net realized gain (loss) on investments	192,380	82,722	78,278	573,585	92,073	12,183	15,916
Change in net unrealized appreciation (depreciation) on investments	(339,186)	(152,366)	(138,073)	(3,082,837)	(461,590)	(2,364,168)	(73,262)

Net increase (decrease) in net assets resulting from operations	(149,485)	(71,891)	(61,829)	(2,571,063)	(378,405)	(2,413,347)	(61,943)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	101,626	-	60,860	105
Contract maintenance charges	-	(35)	(159)	-	-	-	(62)
Payments for units redeemed	-	(2,357)	(24,353)	(23,661)	(7,902)	(17,238)	-
Net transfers (to) from the Company and Subaccounts	(17,161)	(58,859)	(37,522)	(1,084,822)	(62,990)	(1,029,090)	(22,308)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(17,161)	(61,251)	(62,033)	(1,006,857)	(70,891)	(985,467)	(22,265)

Total increase (decrease) in net assets	(166,647)	(133,142)	(123,862)	(3,577,920)	(449,296)	(3,398,814)	(84,208)

NET ASSETS:
Beginning of period	791,923	381,312	412,379	8,280,160	1,473,339	8,272,671	381,249

End of period	$625,276	$248,170	$288,517	$4,702,240	$1,024,043	$4,873,857	$297,041

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	20,833	4,692	10,702	234
Units redeemed	(600)	(497)	(596)	(74,984)	(9,654)	(65,729)	(1,326)

Net increase (decrease)	(600)	(497)	(596)	(54,151)	(4,962)	(55,027)	(1,092)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Columbia Variable Portfolio - Seligman Global Technology Fund I	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Reit Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(94,177)	$(2,565)	$47	$63,669	$87,995	$389	$20,522
Net realized gain (loss) on investments	1,685,560	50,995	8,460	67,566	55,452	23,214	66,728
Change in net unrealized appreciation (depreciation) on investments	(4,495,862)	(128,286)	(10,723)	(574,431)	(1,245,379)	(110,314)	(600,252)

Net increase (decrease) in net assets resulting from operations	(2,904,480)	(79,856)	(2,215)	(443,196)	(1,101,932)	(86,711)	(513,003)

CONTRACT TRANSACTIONS:
Proceeds from units sold	875	-	-	800	990	-	-
Contract maintenance charges	(1,000)	-	-	-	-	-	-
Payments for units redeemed	-	-	-	(9,949)	(33,548)	(7,707)	(7,293)
Net transfers (to) from the Company and Subaccounts	(411,056)	(8,073)	0	(459,530)	(868,266)	(34,060)	(572,849)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(411,181)	(8,073)	0	(468,678)	(900,824)	(41,768)	(580,142)

Total increase (decrease) in net assets	(3,315,661)	(87,929)	(2,215)	(911,874)	(2,002,756)	(128,479)	(1,093,145)

NET ASSETS:
Beginning of period	9,028,413	248,227	24,006	3,757,363	4,354,836	476,127	2,263,567

End of period	$5,712,752	$160,298	$21,791	$2,845,489	$2,352,080	$347,648	$1,170,422

CHANGES IN UNITS OUTSTANDING:
Units issued	312	-	-	14,443	3,556	4,285	-
Units redeemed	(8,093)	(65)	1	(59,058)	(69,272)	(8,869)	(43,132)

Net increase (decrease)	(7,781)	(65)	1	(44,615)	(65,716)	(4,584)	(43,132)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio	Dimensional VA Short- Term Fixed Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(16,750)	$8,441	$662	$2,709	$36,284	$14,769	$(583)
Net realized gain (loss) on investments	318,030	18,565	(515)	4,363	13,978	824	(1,266)
Change in net unrealized appreciation (depreciation) on investments	(837,463)	(134,854)	(5,420)	(44,077)	(114,920)	(227,968)	(515)

Net increase (decrease) in net assets resulting from operations	(536,183)	(107,848)	(5,273)	(37,005)	(64,659)	(212,375)	(2,363)

CONTRACT TRANSACTIONS:
Proceeds from units sold	110	-	-	-	320	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(928,458)	(112)	(5,292)	3	(64,804)	(71,687)	(58,453)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(928,347)	(112)	(5,292)	3	(64,484)	(71,687)	(58,453)

Total increase (decrease) in net assets	(1,464,531)	(107,960)	(10,564)	(37,003)	(129,143)	(284,062)	(60,816)

NET ASSETS:
Beginning of period	4,355,798	762,009	77,444	323,329	1,364,864	1,155,503	93,719

End of period	$2,891,267	$654,049	$66,880	$286,326	$1,235,721	$871,441	$32,903

CHANGES IN UNITS OUTSTANDING:
Units issued	9,840	-	25	-	7,842	1,533	0
Units redeemed	(66,915)	(8)	(577)	-	(15,004)	(8,452)	(5,957)

Net increase (decrease)	(57,075)	(8)	(552)	-	(7,162)	(6,919)	(5,957)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Dimensional VA US Large Value Portfolio	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Croci U.S. VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP	Eaton Vance Vt Floating- Rate Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,495	$926	$(10,562)	$490	$(40)	$562	$401,298
Net realized gain (loss) on investments	118,479	215,037	373,033	(840)	4,715	3,896	(215,554)
Change in net unrealized appreciation (depreciation) on investments	(406,121)	(356,358)	(1,254,980)	(9,568)	(12,809)	(54,689)	(574,769)

Net increase (decrease) in net assets resulting from operations	(241,147)	(140,395)	(892,508)	(9,918)	(8,133)	(50,232)	(389,024)

CONTRACT TRANSACTIONS:
Proceeds from units sold	2,961	260	-	-	-	-	1,425
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	-	(867)	-	(77,115)
Net transfers (to) from the Company and Subaccounts	(353,539)	(53,746)	(71,558)	(7,345)	(609)	3	317,302
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	4,743

Increase (decrease) in net assets resulting from Contract transactions	(350,578)	(53,486)	(71,558)	(7,345)	(1,476)	3	246,355

Total increase (decrease) in net assets	(591,725)	(193,880)	(964,066)	(17,263)	(9,610)	(50,229)	(142,669)

NET ASSETS:
Beginning of period	4,154,883	2,520,737	2,888,165	60,448	33,776	307,176	9,088,895

End of period	$3,563,158	$2,326,857	$1,924,099	$43,185	$24,166	$256,947	$8,946,226

CHANGES IN UNITS OUTSTANDING:
Units issued	696	3,792	-	0	(1)	-	306,863
Units redeemed	(26,608)	(7,921)	(3,236)	(597)	(131)	-	(290,458)

Net increase (decrease)	(25,912)	(4,129)	(3,236)	(597)	(132)	-	16,405

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Conservative Profile Fund Class L	Empower Core Bond Fund	Empower Emerging Markets Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,293	$57,652	$75,471	$74,670	$1,643	$33,326	$3,749
Net realized gain (loss) on investments	663,899	296,319	(432,444)	100,616	291,813	(151,810)	(10,567)
Change in net unrealized appreciation (depreciation) on investments	(2,111,281)	(603,166)	(2,498,035)	(1,647,712)	(1,274,818)	(1,254,973)	(237,441)

Net increase (decrease) in net assets resulting from operations	(1,404,088)	(249,195)	(2,855,009)	(1,472,426)	(981,363)	(1,373,457)	(244,259)

CONTRACT TRANSACTIONS:
Proceeds from units sold	480	960	106,462	114,087	162,530	49,178	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	(12,936)	(9,959)	(168,798)	-	(75,590)	-
Net transfers (to) from the Company and Subaccounts	(650,395)	(346,781)	(2,587,449)	(4,805,185)	(1,094,949)	(1,251,370)	70,699
Adjustments to net assets allocated to contracts in payout phase	-	-	9,936	-	-	19	-

Increase (decrease) in net assets resulting from Contract transactions	(649,915)	(358,757)	(2,481,011)	(4,859,896)	(932,419)	(1,277,763)	70,699

Total increase (decrease) in net assets	(2,054,003)	(607,952)	(5,336,019)	(6,332,322)	(1,913,782)	(2,651,220)	(173,560)

NET ASSETS:
Beginning of period	8,772,149	1,909,800	20,202,343	14,827,210	8,766,466	9,635,639	962,345

End of period	$6,718,146	$1,301,848	$14,866,324	$8,494,888	$6,852,684	$6,984,419	$788,785

CHANGES IN UNITS OUTSTANDING:
Units issued	3,194	1,870	220,621	65,589	125,420	34,146	25,275
Units redeemed	(51,489)	(25,934)	(475,516)	(495,632)	(213,899)	(156,648)	(20,606)

Net increase (decrease)	(48,295)	(24,064)	(254,895)	(430,043)	(88,479)	(122,502)	4,669

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund	Empower International Growth Fund	Empower International Index Fund	Empower International Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,258)	$248,629	$31,515	$26,321	$(23,249)	$114,451	$15,849
Net realized gain (loss) on investments	(110,602)	6,151	(21,160)	15,343	(16,535)	(127,196)	(1,455)
Change in net unrealized appreciation (depreciation) on investments	(534,239)	(6,150)	(242,323)	(110,808)	(902,565)	(2,636,609)	(833,223)

Net increase (decrease) in net assets resulting from operations	(651,099)	248,629	(231,968)	(69,144)	(942,348)	(2,649,354)	(818,829)

CONTRACT TRANSACTIONS:
Proceeds from units sold	75,477	176,603	1,500	-	1,600	30,857	380
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(58,215)	(5,126,908)	-	(8,418)	(8,804)	(53,577)	(11,867)
Net transfers (to) from the Company and Subaccounts	(467,007)	17,370,799	(257,749)	(14,378)	(402,501)	(2,075,333)	(487,897)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	13,032	-

Increase (decrease) in net assets resulting from Contract transactions	(449,745)	12,420,494	(256,249)	(22,796)	(409,705)	(2,085,022)	(499,384)

Total increase (decrease) in net assets	(1,100,844)	12,669,124	(488,218)	(91,939)	(1,352,053)	(4,734,375)	(1,318,212)

NET ASSETS:
Beginning of period	4,333,329	40,446,116	1,873,079	712,529	3,058,950	16,726,345	5,241,995

End of period	$3,232,485	$53,115,240	$1,384,861	$620,590	$1,706,897	$11,991,970	$3,923,783

CHANGES IN UNITS OUTSTANDING:
Units issued	17,256	4,283,219	5,583	8,418	882	59,305	6,532
Units redeemed	(69,762)	(3,070,071)	(26,964)	(10,620)	(36,998)	(239,491)	(45,415)

Net increase (decrease)	(52,506)	1,213,148	(21,381)	(2,202)	(36,116)	(180,186)	(38,883)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund	Empower Lifetime 2035 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(36,471)	$(51,785)	$10,096	$21,263	$34,285	$21,356	$17,931
Net realized gain (loss) on investments	372,874	291,711	51,369	68,302	231,269	126,930	85,107
Change in net unrealized appreciation (depreciation) on investments	(2,189,552)	(554,791)	(254,028)	(631,208)	(1,084,195)	(599,828)	(489,454)

Net increase (decrease) in net assets resulting from operations	(1,853,150)	(314,866)	(192,564)	(541,643)	(818,641)	(451,541)	(386,417)

CONTRACT TRANSACTIONS:
Proceeds from units sold	960	3,181	-	-	2,400	385	5,400
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(18,387)	(47,713)	-	-	(114,434)	(110,584)	-
Net transfers (to) from the Company and Subaccounts	(385,109)	187,901	(405,446)	(912,957)	(503,877)	(158,851)	(278,032)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(402,536)	143,369	(405,446)	(912,957)	(615,912)	(269,050)	(272,632)

Total increase (decrease) in net assets	(2,255,685)	(171,497)	(598,010)	(1,454,600)	(1,434,552)	(720,591)	(659,049)

NET ASSETS:
Beginning of period	7,873,677	6,042,218	1,644,868	3,900,309	5,890,130	2,969,908	2,469,902

End of period	$5,617,992	$5,870,721	$1,046,858	$2,445,709	$4,455,578	$2,249,317	$1,810,853

CHANGES IN UNITS OUTSTANDING:
Units issued	6,156	106,496	-	6	747	2,627	395
Units redeemed	(23,471)	(99,990)	(31,177)	(71,913)	(44,536)	(21,981)	(18,751)

Net increase (decrease)	(17,315)	6,506	(31,177)	(71,907)	(43,789)	(19,354)	(18,356)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund	Empower Moderate Profile Fund Class L

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,865	$6,777	$4,486	$(2,428)	$(13,445)	$776,717	$854,717
Net realized gain (loss) on investments	16,922	77,440	30,872	54,858	(3,762)	3,240,916	5,505,591
Change in net unrealized appreciation (depreciation) on investments	(71,626)	(304,918)	(165,250)	(234,048)	(355,505)	(15,055,337)	(27,874,207)

Net increase (decrease) in net assets resulting from operations	(52,839)	(220,701)	(129,892)	(181,619)	(372,712)	(11,037,703)	(21,513,899)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	150	-	-	300	-	154,294
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	-	-	(232,851)	(431,985)
Net transfers (to) from the Company and Subaccounts	(16,823)	23,559	(95,970)	(107,160)	(299,524)	(13,221,095)	(10,721,198)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(16,823)	23,709	(95,970)	(107,160)	(299,224)	(13,453,946)	(10,998,889)

Total increase (decrease) in net assets	(69,661)	(196,991)	(225,863)	(288,779)	(671,937)	(24,491,650)	(32,512,789)

NET ASSETS:
Beginning of period	306,808	1,263,998	731,830	1,055,567	2,884,968	89,306,133	164,923,692

End of period	$237,147	$1,067,007	$505,967	$766,788	$2,213,031	$64,814,483	$132,410,903

CHANGES IN UNITS OUTSTANDING:
Units issued	28	1,576	207	-	19,822	34,028	223,306
Units redeemed	(1,215)	-	(6,772)	(6,715)	(40,516)	(1,089,014)	(1,122,659)

Net increase (decrease)	(1,187)	1,576	(6,565)	(6,715)	(20,694)	(1,054,986)	(899,353)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund	Empower S&P Mid Cap 400® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$96,826	$155,466	$11,504	$93,319	$42,093	$(396,550)	$(102,034)
Net realized gain (loss) on investments	655,505	784,808	838,433	(44,076)	388,434	5,063,793	1,409,043
Change in net unrealized appreciation (depreciation) on investments	(3,276,453)	(3,968,420)	(3,572,400)	(1,039,459)	(2,367,310)	(28,060,979)	(5,267,435)

Net increase (decrease) in net assets resulting from operations	(2,524,122)	(3,028,146)	(2,722,463)	(990,215)	(1,936,784)	(23,393,736)	(3,960,425)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,500	750	132,500	4,269	839	161,824	18,094
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(101,867)	(252,830)	-	-	(57,114)	(401,918)	(38,219)
Net transfers (to) from the Company and Subaccounts	(2,295,206)	(2,382,800)	(1,411,636)	(1,286,214)	(1,469,706)	(17,476,900)	(4,385,975)
Adjustments to net assets allocated to contracts in payout phase	(17,529)	-	-	-	-	106,342	14,400

Increase (decrease) in net assets resulting from Contract transactions	(2,413,101)	(2,634,880)	(1,279,136)	(1,281,944)	(1,525,981)	(17,610,652)	(4,391,701)

Total increase (decrease) in net assets	(4,937,224)	(5,663,026)	(4,001,599)	(2,272,160)	(3,462,765)	(41,004,388)	(8,352,126)

NET ASSETS:
Beginning of period	18,673,057	25,654,520	22,776,566	8,479,535	7,932,199	126,282,128	28,567,285

End of period	$13,735,833	$19,991,494	$18,774,967	$6,207,375	$4,469,434	$85,277,740	$20,215,159

CHANGES IN UNITS OUTSTANDING:
Units issued	45,335	87,571	18,840	9,903	44,096	239,823	23,564
Units redeemed	(229,160)	(317,480)	(131,388)	(124,092)	(160,230)	(1,125,441)	(286,880)

Net increase (decrease)	(183,825)	(229,909)	(112,548)	(114,189)	(116,134)	(885,618)	(263,316)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund	Empower U.S. Government Securities Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(89,984)	$1,282,143	$46,569	$(8,120)	$(28,299)	$(139,938)	$15,036
Net realized gain (loss) on investments	1,410,279	10,546,704	(102,116)	(53,215)	76,490	839,809	(129,221)
Change in net unrealized appreciation (depreciation) on investments	(6,538,995)	(62,738,609)	(313,420)	(412,706)	(501,528)	(5,333,524)	(289,336)

Net increase (decrease) in net assets resulting from operations	(5,218,701)	(50,909,762)	(368,967)	(474,041)	(453,337)	(4,633,653)	(403,520)

CONTRACT TRANSACTIONS:
Proceeds from units sold	41,513	713,176	75,477	750	1,450	43,871	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(42,273)	(555,296)	(227,872)	(27,326)	(11,032)	(98,893)	-
Net transfers (to) from the Company and Subaccounts	(5,751,769)	(35,231,621)	(251,921)	(237,283)	(577,089)	(2,857,270)	(83,298)
Adjustments to net assets allocated to contracts in payout phase	10,829	-	4,721	-	-	-	4,753

Increase (decrease) in net assets resulting from Contract transactions	(5,741,700)	(35,073,742)	(399,595)	(263,859)	(586,671)	(2,912,292)	(78,545)

Total increase (decrease) in net assets	(10,960,401)	(85,983,504)	(768,562)	(737,900)	(1,040,008)	(7,545,945)	(482,065)

NET ASSETS:
Beginning of period	32,282,282	333,516,879	7,412,014	1,830,833	4,327,107	20,156,062	2,948,670

End of period	$21,321,881	$247,533,375	$6,643,452	$1,092,933	$3,287,099	$12,610,117	$2,466,605

CHANGES IN UNITS OUTSTANDING:
Units issued	56,111	101,078	185,244	1,600	12,201	30,267	85,445
Units redeemed	(407,055)	(2,688,309)	(225,696)	(15,932.60)	(53,913)	(189,359)	(96,159)

Net increase (decrease)	(350,944)	(2,587,231)	(40,452)	(14,333)	(41,712)	(159,092)	(10,714)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,773	$8,047	$146,348	$(10,616)	$767	$(6,255)	$(24,480)
Net realized gain (loss) on investments	(21,875)	100,133	3,368,733	94,652	(35)	110,191	295,515
Change in net unrealized appreciation (depreciation) on investments	(136,540)	(337,118)	(12,816,021)	(527,606)	35	(382,316)	(1,274,623)

Net increase (decrease) in net assets resulting from operations	(119,642)	(228,938)	(9,300,941)	(443,571)	767	(278,380)	(1,003,588)

CONTRACT TRANSACTIONS:
Proceeds from units sold	3,136	3,758	22,200	3,380	-	-	1,400
Contract maintenance charges	-	(299)	-	(387)	(283)	(33)	(506)
Payments for units redeemed	-	(15,835)	(72,873)	-	-	-	-
Net transfers (to) from the Company and Subaccounts	(225,602)	(145,179)	(5,661,512)	(64,649)	58,849	(226,438)	(92,981)
Adjustments to net assets allocated to contracts in payout phase	-	-	6,513	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(222,466)	(157,555)	(5,705,672)	(61,656)	58,566	(226,470)	(92,087)

Total increase (decrease) in net assets	(342,107)	(386,492)	(15,006,612)	(505,226)	59,333	(504,850)	(1,095,675)

NET ASSETS:
Beginning of period	1,040,010	1,494,211	51,465,007	1,649,044	504,537	794,753	3,978,313

End of period	$697,903	$1,107,719	$36,458,395	$1,143,818	$563,870	$289,903	$2,882,638

CHANGES IN UNITS OUTSTANDING:
Units issued	1,106	65	55,261	143	10,728	-	5
Units redeemed	(21,277)	(2,503)	(421,697)	(608)	(6,553)	(2,400)	(363)

Net increase (decrease)	(20,171)	(2,438)	(366,436)	(465)	4,175	(2,400)	(358)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio	Franklin Income VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,183	$867	$(26,979)	$1,823	$(308)	$4,394	$432,971
Net realized gain (loss) on investments	(1,428)	84,610	355,987	9,618	5,884	328,979	199,420
Change in net unrealized appreciation (depreciation) on investments	(24,086)	(462,682)	(1,562,815)	(45,623)	(37,921)	(776,210)	(1,444,942)

Net increase (decrease) in net assets resulting from operations	(20,331)	(377,205)	(1,233,807)	(34,182)	(32,345)	(442,838)	(812,551)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	114,980	1,033	-	14	1,000
Contract maintenance charges	(27)	(221)	-	(77)	(30)	-	-
Payments for units redeemed	-	(8,463)	-	(5,760)	-	-	(155,771)
Net transfers (to) from the Company and Subaccounts	(8,248)	(83,871)	(1,050,881)	(5,636)	(16,150)	(560,508)	1,245,074
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(8,275)	(92,555)	(935,901)	(10,440)	(16,180)	(560,493)	1,090,303

Total increase (decrease) in net assets	(28,606)	(469,760)	(2,169,708)	(44,622)	(48,525)	(1,003,332)	277,752

NET ASSETS:
Beginning of period	163,264	1,967,722	4,944,933	245,478	135,722	3,354,793	10,110,528

End of period	$134,658	$1,497,962	$2,775,225	$200,856	$87,197	$2,351,461	$10,388,280

CHANGES IN UNITS OUTSTANDING:
Units issued	-	29	17,260	28	-	7,372	225,776
Units redeemed	(136)	(199)	(80,337)	(342)	(314)	(52,412)	(153,227)

Net increase (decrease)	(136)	(170)	(63,077)	(314)	(314)	(45,040)	72,549

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT US Equity Insights Fund	Goldman Sachs VIT Us Equity Insights Fund Service Class	Invesco Oppenheimer V.I. International Growth Fund	Invesco Oppenheimer V.I. Main Street Small Cap Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(72)	$28,293	$(36)	$(250)	$(11,301)	$(19,240)	$(31,837)
Net realized gain (loss) on investments	17,233	677	(289)	182	6,899	237,710	476,105
Change in net unrealized appreciation (depreciation) on investments	(36,711)	(139,013)	(994)	(11,762)	(729,783)	(855,133)	(1,202,697)

Net increase (decrease) in net assets resulting from operations	(19,550)	(110,044)	(1,318)	(11,829)	(734,185)	(636,663)	(758,428)

CONTRACT TRANSACTIONS:
Proceeds from units sold	875	-	-	875	61,472	-	16,494
Contract maintenance charges	(37)	-	-	(7)	-	-	-
Payments for units redeemed	-	(26,181)	(2,673)	(2,112)	-	(9,421)	(4,438)
Net transfers (to) from the Company and Subaccounts	(4,948)	(79,484)	(76)	(938)	(896,007)	(179,162)	(747,803)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(4,109)	(105,665)	(2,749)	(2,182)	(834,535)	(188,583)	(735,747)

Total increase (decrease) in net assets	(23,659)	(215,709)	(4,067)	(14,011)	(1,568,720)	(825,246)	(1,494,176)

NET ASSETS:
Beginning of period	252,492	1,450,863	4,067	56,703	4,095,654	2,260,262	4,685,465

End of period	$228,833	$1,235,154	$(0)	$42,692	$2,526,934	$1,435,016	$3,191,289

CHANGES IN UNITS OUTSTANDING:
Units issued	775	2,158	(1)	20	7,033	-	6,332
Units redeemed	(938)	(13,151)	(75)	(83)	(48,004)	(18,312)	(51,323)

Net increase (decrease)	(163)	(10,993)	(76)	(63)	(40,971)	(18,312)	(44,991)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Invesco V.I. Core Bond Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Core Plus Bond Fund Series II	Invesco V.I. Global Real Estate Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$39,022	$(513)	$(1,191)	$20,709	$18,777	$5,617	$(2,518)
Net realized gain (loss) on investments	(203,364)	28,746	(5,342)	(39,705)	618,833	110,200	51,813
Change in net unrealized appreciation (depreciation) on investments	(22,153)	(74,826)	(85,077)	(422,982)	(1,082,163)	(458,888)	(125,188)

Net increase (decrease) in net assets resulting from operations	(186,495)	(46,593)	(91,610)	(441,978)	(444,554)	(343,071)	(75,894)

CONTRACT TRANSACTIONS:
Proceeds from units sold	400	-	800	900	89,569	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	(12,648)	-	-	-
Net transfers (to) from the Company and Subaccounts	(1,654,158)	(1,499)	1,523,787	(215,762)	288,632	(188,785)	(52,467)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,653,758)	(1,499)	1,524,587	(227,510)	378,201	(188,785)	(52,467)

Total increase (decrease) in net assets	(1,840,253)	(48,092)	1,432,977	(669,488)	(66,353)	(531,856)	(128,360)

NET ASSETS:
Beginning of period	1,840,253	218,477	-	1,759,290	6,068,516	1,758,642	367,700

End of period	$-	$170,385	$1,432,977	$1,089,802	$6,002,163	$1,226,786	$239,340

CHANGES IN UNITS OUTSTANDING:
Units issued	1,898	-	162,095	2,681	57,417	1	-
Units redeemed	(165,483)	(51)	(10,247)	(23,917)	(43,181)	(15,723)	(3,658)

Net increase (decrease)	(163,585)	(51)	151,848	(21,236)	14,236	(15,722)	(3,658)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Enterprise Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Mid Cap Value Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$59,949	$49,601	$(70,089)	$23,477	$1,146	$266	$285
Net realized gain (loss) on investments	514,361	2,902,349	1,789,155	(17,252)	10,833	880	2,847
Change in net unrealized appreciation (depreciation) on investments	289,662	(11,182,663)	(3,718,188)	(474,784)	(23,596)	(8,944)	(17,246)

Net increase (decrease) in net assets resulting from operations	863,973	(8,230,713)	(1,999,122)	(468,559)	(11,618)	(7,799)	(14,114)

CONTRACT TRANSACTIONS:
Proceeds from units sold	37,000	101,158	57,970	150	-	875	-
Contract maintenance charges	-	-	-	(14)	-	(23)	-
Payments for units redeemed	(27,797)	(217,606)	(30,681)	(27,849)	-	-	-
Net transfers (to) from the Company and Subaccounts	362,228	(8,847,585)	(1,715,519)	(602,735)	(36,260)	(4,145)	(43,453)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	2,250

Increase (decrease) in net assets resulting from Contract transactions	371,431	(8,964,034)	(1,688,231)	(630,448)	(36,260)	(3,293)	(41,203)

Total increase (decrease) in net assets	1,235,404	(17,194,747)	(3,687,353)	(1,099,008)	(47,877)	(11,092)	(55,317)

NET ASSETS:
Beginning of period	1,620,365	50,454,661	12,321,002	3,455,068	183,774	78,337	86,268

End of period	$2,855,769	$33,259,914	$8,633,649	$2,356,060	$135,897	$67,245	$30,951

CHANGES IN UNITS OUTSTANDING:
Units issued	312,816	44,060	5,624	13,433	0	29	-
Units redeemed	(265,880)	(595,711)	(87,836)	(74,777)	(2,170)	(152)	(4,220)

Net increase (decrease)	46,936	(551,651)	(82,212)	(61,344)	(2,170)	(123)	(4,220)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	JP Morgan Insurance Trust Global Allocation Portfolio	JP Morgan Insurance Trust Income Builder Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$726	$23,086	$(3,866)	$(5,080)	$(1,183)	$(139,810)	$(1,675)
Net realized gain (loss) on investments	8,080	18,483	80,612	664	14,254	1,082,685	663,920
Change in net unrealized appreciation (depreciation) on investments	(81,608)	(160,234)	(188,623)	(243,406)	(56,218)	(8,344,594)	(1,300,187)

Net increase (decrease) in net assets resulting from operations	(72,803)	(118,666)	(111,877)	(247,823)	(43,148)	(7,401,719)	(637,942)

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	-	-	-	38,337	1,900
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(40,444)	-	(9,966)	-	-	(56,752)	-
Net transfers (to) from the Company and Subaccounts	(89,957)	(18,423)	(94,236)	(76,608)	20,433	(2,656,205)	12,360
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(130,402)	(18,423)	(104,202)	(76,608)	20,433	(2,674,620)	14,260

Total increase (decrease) in net assets	(203,204)	(137,089)	(216,078)	(324,430)	(22,714)	(10,076,340)	(623,682)

NET ASSETS:
Beginning of period	447,341	848,191	570,618	689,615	272,446	20,763,708	3,543,164

End of period	$244,137	$711,102	$354,540	$365,185	$249,732	$10,687,369	$2,919,482

CHANGES IN UNITS OUTSTANDING:
Units issued	4,188	5,478	366	-	1,828	165,286	42,319
Units redeemed	(14,259)	(7,782)	(9,260)	(4,660)	(114)	(287,218)	(43,859)

Net increase (decrease)	(10,071)	(2,304)	(8,894)	(4,660)	1,714	(121,932)	(1,540)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,229)	$(15,997)	$(662)	$494,035	$11,399	$28,410	$141,531
Net realized gain (loss) on investments	562,734	176,494	241	180,409	(367,318)	(79,407)	(74,107)
Change in net unrealized appreciation (depreciation) on investments	(1,118,767)	(554,623)	(17,699)	(693,539)	(70,964)	(249,561)	(515,528)

Net increase (decrease) in net assets resulting from operations	(561,261)	(394,126)	(18,119)	(19,094)	(426,882)	(300,558)	(448,104)

CONTRACT TRANSACTIONS:
Proceeds from units sold	200	1,413	-	1,750	0	75,477	4,594
Contract maintenance charges	-	-	(21)	-	-	-	-
Payments for units redeemed	-	(15,416)	-	(8,620)	(9,916)	(40,351)	(14,543)
Net transfers (to) from the Company and Subaccounts	(47,899)	(23,951)	(8,532)	766,168	1,432,759	(536,835)	(3,257,380)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	4,718	4,860

Increase (decrease) in net assets resulting from Contract transactions	(47,699)	(37,955)	(8,553)	759,298	1,422,843	(496,991)	(3,262,469)

Total increase (decrease) in net assets	(608,960)	(432,081)	(26,672)	740,204	995,961	(797,549)	(3,710,573)

NET ASSETS:
Beginning of period	2,965,463	2,030,350	71,624	1,677,552	924,263	4,355,826	5,766,150

End of period	$2,356,503	$1,598,269	$44,952	$2,417,756	$1,920,224	$3,558,277	$2,055,577

CHANGES IN UNITS OUTSTANDING:
Units issued	6,572	1,873	0	117,614	378,319	91,392	47,576
Units redeemed	(9,902)	(4,090)	(812)	(73,529)	(223,886)	(144,756)	(328,931)

Net increase (decrease)	(3,330)	(2,217)	(812)	44,085	154,433	(53,364)	(281,355)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$62,759	$172,757	$5,308	$7,724	$7,671	$(71,019)	$136,139
Net realized gain (loss) on investments	(52,268)	(258,017)	114,222	251,227	392,449	1,358,178	(87,131)
Change in net unrealized appreciation (depreciation) on investments	(88,780)	(1,698,776)	(173,153)	(927,807)	(686,083)	(4,479,796)	(515,405)

Net increase (decrease) in net assets resulting from operations	(78,289)	(1,784,036)	(53,623)	(668,855)	(285,962)	(3,192,636)	(466,397)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,176	840	-	-	150	7,341	75,765
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	(25,383)	(52,299)	-	-	(9,312)	(36,646)	(10,247)
Net transfers (to) from the Company and Subaccounts	(1,184,364)	(1,653,114)	(25,618)	(1,214,759)	(201,780)	(1,444,714)	(282,191)
Adjustments to net assets allocated to contracts in payout phase	-	4,753	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1,208,572)	(1,699,820)	(25,618)	(1,214,759)	(210,942)	(1,474,019)	(216,673)

Total increase (decrease) in net assets	(1,286,860)	(3,483,856)	(79,241)	(1,883,614)	(496,904)	(4,666,655)	(683,069)

NET ASSETS:
Beginning of period	7,734,469	12,553,922	1,327,836	4,194,657	1,502,183	10,670,085	3,261,507

End of period	$6,447,609	$9,070,066	$1,248,595	$2,311,043	$1,005,279	$6,003,430	$2,578,438

CHANGES IN UNITS OUTSTANDING:
Units issued	119,737	37,052	-	1,258	1,804	12,950	10,506
Units redeemed	(234,238)	(198,593)	(1,473)	(93,270)	(18,689)	(76,713)	(32,075)

Net increase (decrease)	(114,501)	(161,541)	(1,473)	(92,012)	(16,885)	(63,763)	(21,569)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Research Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,674	$(774)	$3,046	$21,117	$2,562	$469	$(2,688)
Net realized gain (loss) on investments	7,377	11,975	(6,715)	(26,931)	(27,577)	279,510	50,535
Change in net unrealized appreciation (depreciation) on investments	(171,283)	(50,526)	(24,160)	(18,147)	17,959	(472,855)	(180,258)

Net increase (decrease) in net assets resulting from operations	(160,233)	(39,325)	(27,829)	(23,961)	(7,056)	(192,876)	(132,410)

CONTRACT TRANSACTIONS:
Proceeds from units sold	1,200	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Payments for units redeemed	-	-	-	(16,403)	-	(19,882)	-
Net transfers (to) from the Company and Subaccounts	(310,036)	(1,260)	(119,497)	(85,232)	(258,864)	881,825	(81,884)
Adjustments to net assets allocated to contracts in payout phase	-	-	-	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(308,836)	(1,260)	(119,497)	(101,636)	(258,864)	861,943	(81,884)

Total increase (decrease) in net assets	(469,069)	(40,585)	(147,326)	(125,597)	(265,920)	669,067	(214,295)

NET ASSETS:
Beginning of period	1,046,072	140,120	380,797	268,795	628,820	725,876	750,423

End of period	$577,003	$99,535	$233,471	$143,198	$362,900	$1,394,943	$536,128

CHANGES IN UNITS OUTSTANDING:
Units issued	2,164	-	5,338	2,282	0	43,096	20
Units redeemed	(30,128)	(143)	(14,206)	(13,223)	(29,404)	(1,341)	(4,280)

Net increase (decrease)	(27,964)	(143)	(8,868)	(10,941)	(29,404)	41,755	(4,260)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Global Resources

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,828)	$(8,611)	$(369,767)	$(144,608)	$(377)	$1,653	$12,172
Net realized gain (loss) on investments	91,031	131,303	2,302,634	643,032	3,981	797	85,413
Change in net unrealized appreciation (depreciation) on investments	(261,530)	(332,729)	(24,122,375)	(2,844,703)	(15,316)	(13,675)	(60,634)

Net increase (decrease) in net assets resulting from operations	(175,327)	(210,038)	(22,189,509)	(2,346,279)	(11,712)	(11,226)	36,951

CONTRACT TRANSACTIONS:
Proceeds from units sold	-	-	106,700	34,196	-	-	500
Contract maintenance charges	-	-	-	-	(11)	(28)	-
Payments for units redeemed	(15,717)	-	(251,590)	(81,023)	-	-	(7,109)
Net transfers (to) from the Company and Subaccounts	(10,280)	(602,976)	(7,338,918)	(1,425,658)	(3,623)	173,218	426,149
Adjustments to net assets allocated to contracts in payout phase	-	-	4,536	-	-	-	-

Increase (decrease) in net assets resulting from Contract transactions	(25,997)	(602,976)	(7,479,272)	(1,472,485)	(3,634)	173,190	419,540

Total increase (decrease) in net assets	(201,324)	(813,014)	(29,668,781)	(3,818,763)	(15,346)	161,964	456,491

NET ASSETS:
Beginning of period	613,887	1,846,199	59,313,647	17,121,894	45,562	131,784	1,011,070

End of period	$412,563	$1,033,185	$29,644,866	$13,303,131	$30,216	$293,748	$1,467,561

CHANGES IN UNITS OUTSTANDING:
Units issued	-	3,605	30,848	45,736	-	3,392	89,675
Units redeemed	(1,467)	(44,338)	(422,188)	(123,804)	(133)	(13)	(59,125)

Net increase (decrease)	(1,467)	(40,733)	(391,340)	(78,068)	(133)	3,379	30,550

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Alger Capital Appreciation Portfolio	Alger Large Cap Growth Portfolio	Alger Mid Cap Growth Portfolio	Alger Small Cap Growth Portfolio	Alger Weatherbie Specialized Growth Portfolio	Alps Alerian Energy Infrastructure Portfolio	Alps Red Rocks Listed Private Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33,118)	$(28,725)	$(33,094)	$(6,974)	$(822)	$10,528	$85,778
Net realized gain (loss) on investments	606,829	510,010	893,359	231,682	119,640	57,945	30,923
Change in net unrealized appreciation (depreciation) on investments	(193,128)	(286,486)	(791,072)	(271,923)	(83,264)	222,483	408,359

Increase (decrease) in net assets resulting from operations	380,583	194,799	69,193	(47,215)	35,554	290,956	525,060

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,259	5,724	7,984	8,859	-	-	13,226
Contract maintenance fees	(298)	(405)	(240)	(130)	-	-	-
Contract owners’ benefits	(23,555)	(1,024)	(11,820)	(59,635)	-	-	(17,666)
Net transfers (to) from the Company and Subaccounts	(192,537)	(92,091)	(193,571)	(5,741)	(271,433)	92,023	(82,864)

Increase (decrease) in net assets resulting from Contract transactions	(205,131)	(87,796)	(197,647)	(56,647)	(271,433)	92,023	(87,304)

Total increase (decrease) in net assets	175,452	107,003	(128,454)	(103,862)	(235,879)	382,979	437,756

NET ASSETS:
Beginning of period	2,200,100	1,943,615	2,322,606	674,368	276,516	798,057	2,353,618

End of period	$2,375,552	$2,050,618	$2,194,152	$570,506	$40,637	$1,181,036	$2,791,374

CHANGES IN UNITS OUTSTANDING:
Units issued	48	20	51	135	-	69,017	3,454
Units redeemed	(821)	(341)	(1,136)	(2,658)	(7,862)	(61,962)	(8,419)

Net increase (decrease)	(773)	(321)	(1,085)	(2,523)	(7,862)	7,055	(4,965)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Century Investments VP Inflation Protection Fund	American Century Investments VP Mid Cap Value Fund	American Century Investments VP Value Fund	American Funds IS Blue Chip Income and Growth Fund	American Funds IS Global Growth and Income Fund	American Funds IS Growth Fund	American Funds IS Growth- Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$38,239	$1,933	$65,475	$13,464	$36,332	$(150,151)	$(10,692)
Net realized gain (loss) on investments	21,309	116,632	352,168	172,768	349,569	4,144,212	333,933
Change in net unrealized appreciation (depreciation) on investments	25,978	1,611,724	2,047,136	852,671	670,377	(1,141,475)	1,495,433

Increase (decrease) in net assets resulting from operations	85,526	1,730,289	2,464,779	1,038,903	1,056,278	2,852,586	1,818,674

CONTRACT TRANSACTIONS:
Contract owners’ net payments	26,597	12,190	106,709	3,920	27,735	16,007	4,620
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(1,058)	(100,578)	(99,245)	(79,952)	(27,824)	(112,227)	(232,368)
Net transfers (to) from the Company and Subaccounts	278,920	(410,405)	(308,899)	(369,117)	(469,424)	(3,611,629)	(351,532)

Increase (decrease) in net assets resulting from Contract transactions	304,459	(498,793)	(301,435)	(445,149)	(473,629)	(3,707,849)	(579,280)

Total increase (decrease) in net assets	389,985	1,231,496	2,163,344	593,754	582,649	(855,263)	1,239,394

NET ASSETS:
Beginning of period	1,516,275	8,199,618	10,739,712	4,249,457	8,193,511	16,220,116	8,206,092

End of period	$1,906,260	$9,431,114	$12,903,056	$4,843,211	$8,776,160	$15,364,853	$9,445,486

CHANGES IN UNITS OUTSTANDING:
Units issued	79,659	19,331	106,018	28,019	23,633	96,111	34,890
Units redeemed	(54,821)	(54,406)	(123,832)	(63,049)	(55,550)	(282,578)	(72,932)

Net increase (decrease)	24,838	(35,075)	(17,814)	(35,030)	(31,917)	(186,467)	(38,042)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Funds IS International Fund	American Funds IS New World Fund	Blackrock 60/40 Target Allocation Etf VI Fund	Blackrock Global Allocation VI Fund	Blackrock High Yield VI Fund	BNY Mellon IP Technology Growth Portfolio	BNY Mellon Sustainable U.S. Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$79,466	$(13,244)	$208	$(31,198)	$312,884	$(3,422)	$(2,913)
Net realized gain (loss) on investments	70,957	396,201	14,537	2,135,881	109,045	127,065	12,873
Change in net unrealized appreciation (depreciation) on investments	(311,198)	(171,672)	(7,919)	(1,482,363)	(14,490)	(28,870)	90,017

Increase (decrease) in net assets resulting from operations	(160,775)	211,285	6,826	622,320	407,439	94,773	99,977

CONTRACT TRANSACTIONS:
Contract owners’ net payments	11,790	25,772	-	12,943	113,252	-	-
Contract maintenance fees	-	-	-	-	-	-	(51)
Contract owners’ benefits	(7,234)	(133,044)	-	(151,073)	(85,491)	-	-
Net transfers (to) from the Company and Subaccounts	35,364	(182,442)	(45,349)	(1,053,486)	1,445,390	(22,408)	(1,842)

Increase (decrease) in net assets resulting from Contract transactions	35,812	(293,783)	(45,349)	(1,191,616)	1,473,151	(22,408)	(1,893)

Total increase (decrease) in net assets	(124,963)	(82,498)	(38,523)	(569,296)	1,880,590	72,365	98,084

NET ASSETS:
Beginning of period	6,129,912	5,758,326	68,499	12,126,987	9,994,050	790,673	396,871

End of period	$6,004,949	$5,675,828	$29,976	$11,557,691	$11,874,640	$863,038	$494,955

CHANGES IN UNITS OUTSTANDING:
Units issued	30,500	29,039	1,262	17,903	216,955	-	-
Units redeemed	(28,971)	(46,021)	(4,592)	(100,495)	(106,564)	(417)	(18)

Net increase (decrease)	1,529	(16,982)	(3,330)	(82,592)	110,391	(417)	(18)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	BNY Mellon VIF Appreciation Portfolio Service Shares	BNY Mellon VIF Appreciation Portfolio	BNY Mellon VIF Growth and Income Portfolio	Clearbridge Variable Large Cap Growth Portfolio	Clearbridge Variable Mid Cap Portfolio	Clearbridge Variable Small Cap Growth Portfolio	Columbia Variable Portfolio - Select Small Cap Value Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(4,492)	$(3,331)	$(3,706)	$(83,443)	$(11,502)	$(88,543)	$(5,032)
Net realized gain (loss) on investments	94,566	34,539	39,265	896,330	181,064	1,319,804	25,825
Change in net unrealized appreciation (depreciation) on investments	89,141	46,759	49,097	647,253	153,147	(380,899)	63,198

Increase (decrease) in net assets resulting from operations	179,215	77,967	84,656	1,460,140	322,709	850,362	83,991

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	78,696	-	28,064	200
Contract maintenance fees	-	(39)	(168)	-	-	-	(54)
Contract owners’ benefits	-	-	(1,656)	(144,880)	-	(29,715)	(692)
Net transfers (to) from the Company and Subaccounts	(93,110)	(6,470)	(36,303)	(722,263)	(43,818)	(433,803)	3,324

Increase (decrease) in net assets resulting from Contract transactions	(93,110)	(6,509)	(38,127)	(788,447)	(43,818)	(435,454)	2,778

Total increase (decrease) in net assets	86,105	71,458	46,529	671,693	278,891	414,908	86,769

NET ASSETS:
Beginning of period	705,818	309,854	365,850	7,608,467	1,194,448	7,857,763	294,480

End of period	$791,923	$381,312	$412,379	$8,280,160	$1,473,339	$8,272,671	$381,249

CHANGES IN UNITS OUTSTANDING:
Units issued	-	-	-	17,214	-	20,534	1,844
Units redeemed	(2,666)	(48)	(353)	(55,867)	(2,677)	(40,109)	(1,767)

Net increase (decrease)	(2,666)	(48)	(353)	(38,653)	(2,677)	(19,575)	77

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Columbia Variable Portfolio - Seligman Global Technology Fund I	Columbia Variable Portfolio - Seligman Global Technology Fund II	Columbia Variable Portfolio - Small Cap Value Fund	Columbia Variable Portfolio - Strategic Income Fund	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP International Value Equity Series

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(79,578)	$(2,518)	$55	$153,983	$(45,507)	$(1,027)	$7,865
Net realized gain (loss) on investments	1,114,118	39,276	4	6,219	176,193	16,167	(2,295)
Change in net unrealized appreciation (depreciation) on investments	1,505,444	35,651	5,258	(132,270)	(325,781)	13,421	10,769

Increase (decrease) in net assets resulting from operations	2,539,984	72,409	5,317	27,932	(195,095)	28,561	16,339

CONTRACT TRANSACTIONS:
Contract owners’ net payments	8,859	-	-	12,227	41,765	3,032	2,015
Contract maintenance fees	(953)	-	-	-	-	-	-
Contract owners’ benefits	(21,943)	(24,949)	-	(37,900)	(4,829)	-	(5,328)
Net transfers (to) from the Company and Subaccounts	(546,054)	(3,884)	-	457,603	(170,314)	(113,033)	(597,513)

Increase (decrease) in net assets resulting from Contract transactions	(560,091)	(28,833)	-	431,930	(133,378)	(110,001)	(600,826)

Total increase (decrease) in net assets	1,979,893	43,576	5,317	459,862	(328,473)	(81,440)	(584,487)

NET ASSETS:
Beginning of period	7,048,520	204,651	18,689	3,297,501	4,683,309	557,567	584,455

End of period	$9,028,413	$248,227	$24,006	$3,757,363	$4,354,836	$476,127	$(32)

CHANGES IN UNITS OUTSTANDING:
Units issued	163	-	-	46,647	24,614	292	3,060
Units redeemed	(9,241)	(211)	-	(9,885)	(32,470)	(10,678)	(52,566)

Net increase (decrease)	(9,078)	(211)	0	36,762	(7,856)	(10,386)	(49,506)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Delaware VIP Reit Series	Delaware VIP Small Cap Value Series	Dimensional VA Equity Allocation Portfolio	Dimensional VA Global Bond Portfolio	Dimensional VA Global Moderate Allocation Portfolio	Dimensional VA International Value Portfolio	Dimensional VA International Small Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,871	$(16,781)	$11,439	$86	$2,870	$39,214	$17,946
Net realized gain (loss) on investments	8,628	51,460	37,401	(16)	10,546	11,387	93,334
Change in net unrealized appreciation (depreciation) on investments	635,535	1,045,924	97,217	(1,368)	25,237	154,059	27,692

Increase (decrease) in net assets resulting from operations	668,034	1,080,603	146,057	(1,298)	38,653	204,660	138,972

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	96	-	-	-	1,918	539
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(15,374)	(56,341)	-	-	-	(11,123)	31
Net transfers (to) from the Company and Subaccounts	(51,500)	(70,280)	(807)	3,478	-	(45,560)	(31,630)

Increase (decrease) in net assets resulting from Contract transactions	(66,874)	(126,525)	(807)	3,478	-	(54,765)	(31,060)

Total increase (decrease) in net assets	601,160	954,078	145,250	2,180	38,653	149,895	107,912

NET ASSETS:
Beginning of period	1,662,407	3,401,720	616,759	75,264	284,676	1,214,969	1,047,591

End of period	$2,263,567	$4,355,798	$762,009	$77,444	$323,329	$1,364,864	$1,155,503

CHANGES IN UNITS OUTSTANDING:
Units issued	-	18,548	-	438	-	5,615	3,490
Units redeemed	(5,146)	(26,998)	(52)	(110)	-	(10,481)	(6,426)

Net increase (decrease)	(5,146)	(8,450)	(52)	328	0	(4,866)	(2,936)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Dimensional VA Short- Term Fixed Portfolio	Dimensional VA US Large Value Portfolio	Dimensional VA Us Targeted Value Portfolio	DWS Capital Growth VIP	DWS Croci U.S. VIP	DWS Global Small Cap VIP	DWS Small Mid Cap Value VIP

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(694)	$29,736	$4,413	$(13,089)	$1,000	$(116)	$1,722
Net realized gain (loss) on investments	(78)	68,739	204,200	165,030	1,080	(1)	(25)
Change in net unrealized appreciation (depreciation) on investments	(107)	755,329	491,032	370,107	17,564	4,308	68,657

Increase (decrease) in net assets resulting from operations	(879)	853,804	699,645	522,048	19,644	4,191	70,354

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	1,798	60	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	-	(11,867)	(6,752)	(15,908)	-	-	-
Net transfers (to) from the Company and Subaccounts	58,097	(535,624)	565	(39,826)	(38,082)	-	-

Increase (decrease) in net assets resulting from Contract transactions	58,097	(545,693)	(6,127)	(55,734)	(38,082)	-	-

Total increase (decrease) in net assets	57,218	308,111	693,518	466,314	(18,438)	4,191	70,354

NET ASSETS:
Beginning of period	36,501	3,846,772	1,827,219	2,421,851	78,886	29,585	236,822

End of period	$93,719	$4,154,883	$2,520,737	$2,888,165	$60,448	$33,776	$307,176

CHANGES IN UNITS OUTSTANDING:
Units issued	6,050	15,001	7,154	-	-	-	-
Units redeemed	(372)	(68,028)	(7,304)	(1,884)	(1,813)	-	-

Net increase (decrease)	5,678	(53,027)	(150)	(1,884)	(1,813)	0	0

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Eaton Vance Vt Floating- Rate Income Fund	Empower Aggressive Profile Fund	Empower Ariel Mid Cap Value Fund	Empower Bond Index Fund	Empower Conservative Profile Fund	Empower Conservative Profile Fund Class L	Empower Core Bond Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$128,263	$387,995	$22,463	$28,702	$216,696	$43,715	$7,849
Net realized gain (loss) on investments	(2,737)	757,895	33,134	381,942	606,230	578,460	227,841
Change in net unrealized appreciation (depreciation) on investments	49,615	352,038	239,055	(1,113,211)	(42,944)	(168,550)	(454,244)

Increase (decrease) in net assets resulting from operations	175,141	1,497,928	294,652	(702,567)	779,982	453,625	(218,554)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	39,359	41,305	1,640	323,168	25,000	76,462	113,593
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(41,846)	(35,212)	(27,041)	(15,212)	1,969	-	(280,737)
Net transfers (to) from the Company and Subaccounts	2,430,511	(1,440,117)	252,854	(3,638,509)	(306,125)	(711,622)	331,196

Increase (decrease) in net assets resulting from Contract transactions	2,419,987	(1,434,024)	227,453	(3,338,759)	(279,156)	(635,160)	164,021

Total increase (decrease) in net assets	2,595,128	63,904	522,105	(4,041,326)	500,826	(181,535)	(54,533)

NET ASSETS:
Beginning of period	6,493,767	8,708,245	1,387,695	24,243,669	14,326,384	8,948,001	9,690,172

End of period	$9,088,895	$8,772,149	$1,909,800	$20,202,343	$14,827,210	$8,766,466	$9,635,639

CHANGES IN UNITS OUTSTANDING:
Units issued	290,449	4,705	75,125	58,210	242,826	245,873	155,953
Units redeemed	(81,580)	(99,359)	(64,225)	(346,793)	(266,034)	(297,452)	(145,944)

Net increase (decrease)	208,869	(94,654)	10,900	(288,583)	(23,208)	(51,579)	10,009

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Emerging Markets Equity Fund	Empower Global Bond Fund	Empower Government Money Market Fund	Empower High Yield Bond Fund	Empower Inflation- Protected Securities Fund	Empower International Growth Fund	Empower International Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,513	$(39,532)	$(349,726)	$40,590	$10,086	$(29,864)	$237,363
Net realized gain (loss) on investments	127,213	(19,012)	(49,994)	34,240	11,255	259,234	812,026
Change in net unrealized appreciation (depreciation) on investments	(177,620)	(303,797)	49,994	(20,020)	5,392	(82,955)	455,423

Increase (decrease) in net assets resulting from operations	(44,894)	(362,341)	(349,726)	54,810	26,733	146,415	1,504,812

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	44,807	1,298,223	1,521	-	2,400	97,455
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	309	(65,299)	(4,962,732)	-	(10,595)	(52,740)	(85,918)
Net transfers (to) from the Company and Subaccounts	(7,261)	(582,059)	(1,140,088)	(123,064)	148,004	(15,544)	699,790

Increase (decrease) in net assets resulting from Contract transactions	(6,952)	(602,551)	(4,804,597)	(121,543)	137,409	(65,884)	709,036

Total increase (decrease) in net assets	(51,846)	(964,892)	(5,154,323)	(66,733)	164,142	80,531	2,213,848

NET ASSETS:
Beginning of period	1,014,191	5,298,221	45,600,439	1,939,812	548,387	2,978,419	14,512,497

End of period	$962,345	$4,333,329	$40,446,116	$1,873,079	$712,529	$3,058,950	$16,726,345

CHANGES IN UNITS OUTSTANDING:
Units issued	32,260	32,265	3,037,042	98,535	55,397	5,820	166,003
Units redeemed	(32,453)	(91,160)	(3,480,929)	(105,744)	(43,121)	(10,967)	(109,531)

Net increase (decrease)	(193)	(58,895)	(443,887)	(7,209)	12,276	(5,147)	56,472

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower International Value Fund	Empower Large Cap Growth Fund	Empower Large Cap Value Fund	Empower Lifetime 2015 Fund	Empower Lifetime 2020 Fund	Empower Lifetime 2025 Fund	Empower Lifetime 2030 Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$43,921	$(4,028)	$(31,284)	$17,359	$42,662	$70,180	$44,544
Net realized gain (loss) on investments	192,954	1,847,997	319,587	94,640	216,709	444,174	204,359
Change in net unrealized appreciation (depreciation) on investments	271,457	(424,408)	749,344	1,277	29,401	(531)	46,910

Increase (decrease) in net assets resulting from operations	508,332	1,419,561	1,037,647	113,276	288,772	513,823	295,813

CONTRACT TRANSACTIONS:
Contract owners’ net payments	6,380	21,182	20,107	-	-	1,400	207
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(46,278)	(49,571)	(95,990)	-	-	(289,829)	-
Net transfers (to) from the Company and Subaccounts	(545,880)	(1,188,037)	884,281	(26,363)	(66,893)	(176,805)	(248,846)

Increase (decrease) in net assets resulting from Contract transactions	(585,778)	(1,216,426)	808,398	(26,363)	(66,893)	(465,234)	(248,639)

Total increase (decrease) in net assets	(77,446)	203,135	1,846,045	86,913	221,879	48,589	47,174

NET ASSETS:
Beginning of period	5,319,441	7,670,542	4,196,173	1,557,955	3,678,430	5,841,541	2,922,734

End of period	$5,241,995	$7,873,677	$6,042,218	$1,644,868	$3,900,309	$5,890,130	$2,969,908

CHANGES IN UNITS OUTSTANDING:
Units issued	4,626	27,999	123,406	-	22	15,114	14
Units redeemed	(42,317)	(72,396)	(64,782)	(2,475)	(5,271)	(46,496)	(16,065)

Net increase (decrease)	(37,691)	(44,397)	58,624	(2,475)	(5,249)	(31,382)	(16,051)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Lifetime 2035 Fund	Empower Lifetime 2040 Fund	Empower Lifetime 2045 Fund	Empower Lifetime 2050 Fund	Empower Lifetime 2055 Fund	Empower Mid Cap Value Fund	Empower Moderate Profile Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$41,338	$6,016	$21,038	$15,984	$3,406	$422,169	$1,988,998
Net realized gain (loss) on investments	208,679	21,234	127,710	56,936	236,886	160,035	4,161,090
Change in net unrealized appreciation (depreciation) on investments	42,727	5,041	41,692	16,889	50,039	102,599	2,961,851

Increase (decrease) in net assets resulting from operations	292,744	32,291	190,440	89,809	290,331	684,803	9,111,939

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,200	-	1,100	-	-	15,256	78,893
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	505	-	-	-	5,401	(3,660)	(2,415,224)
Net transfers (to) from the Company and Subaccounts	(178,111)	63,222	(243,549)	66,028	(1,202,189)	(747,929)	(5,750,167)

Increase (decrease) in net assets resulting from Contract transactions	(176,406)	63,222	(242,449)	66,028	(1,196,788)	(736,333)	(8,086,498)

Total increase (decrease) in net assets	116,338	95,513	(52,009)	155,837	(906,457)	(51,530)	1,025,441

NET ASSETS:
Beginning of period	2,353,564	211,295	1,316,007	575,993	1,962,024	2,936,498	88,280,692

End of period	$2,469,902	$306,808	$1,263,998	$731,830	$1,055,567	$2,884,968	$89,306,133

CHANGES IN UNITS OUTSTANDING:
Units issued	7,353	4,240	66	5,334	-	34,240	87,067
Units redeemed	(17,781)	(504)	(13,704)	(1,591)	(67,777)	(87,183)	(690,859)

Net increase (decrease)	(10,428)	3,736	(13,638)	3,743	(67,777)	(52,943)	(603,792)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower Moderate Profile Fund Class L	Empower Moderately Aggressive Profile Fund	Empower Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund Class L	Empower Multi- Sector Bond Fund	Empower Real Estate Index Fund	Empower S&P 500® Index Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$1,238,274	$665,564	$513,037	$271,718	$120,893	$(7,967)	$(451,232)
Net realized gain (loss) on investments	6,080,851	982,931	1,029,315	975,171	206,225	194,040	11,206,977
Change in net unrealized appreciation (depreciation) on investments	8,695,890	660,969	419,823	479,731	(327,146)	1,903,906	17,867,048

Increase (decrease) in net assets resulting from operations	16,015,015	2,309,464	1,962,175	1,726,620	(28)	2,089,979	28,622,793

CONTRACT TRANSACTIONS:
Contract owners’ net payments	667,116	157,677	84,832	429,881	5,208	33,374	439,794
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(324,564)	(27,187)	(260,280)	(69,298)	(35,901)	(32,453)	(263,615)
Net transfers (to) from the Company and Subaccounts	(11,018,978)	(1,050,230)	(985,615)	(2,439,770)	(132,933)	990,334	(14,155,081)

Increase (decrease) in net assets resulting from Contract transactions	(10,676,426)	(919,740)	(1,161,063)	(2,079,187)	(163,626)	991,255	(14,015,647)

Total increase (decrease) in net assets	5,338,589	1,389,724	801,112	(352,567)	(163,654)	3,081,234	14,607,146

NET ASSETS:
Beginning of period	159,585,103	17,283,333	24,853,408	23,129,133	8,643,189	4,850,965	111,674,982

End of period	$164,923,692	$18,673,057	$25,654,520	$22,776,566	$8,479,535	$7,932,199	$126,282,128

CHANGES IN UNITS OUTSTANDING:
Units issued	146,413	72,130	27,994	41,063	63,864	140,250	393,205
Units redeemed	(945,965)	(129,767)	(119,886)	(207,174)	(75,563)	(77,670)	(1,058,837)

Net increase (decrease)	(799,552)	(57,637)	(91,892)	(166,111)	(11,699)	62,580	(665,632)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower S&P Mid Cap 400® Index Fund	Empower S&P Small Cap 600® Index Fund	Empower Securefoundation® Balanced Fund	Empower Short Duration Bond Fund	Empower Small Cap Growth Fund	Empower Small Cap Value Fund	Empower T. Rowe Price Mid Cap Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$150,818	$372,801	$2,933,637	$14,160	$113,924	$108,755	$(159,517)
Net realized gain (loss) on investments	1,790,268	3,501,226	30,001,212	120,350	349,099	290,219	1,662,755
Change in net unrealized appreciation (depreciation) on investments	3,642,015	2,448,154	(2,344,627)	(201,128)	(248,225)	495,579	1,064,755

Increase (decrease) in net assets resulting from operations	5,583,101	6,322,181	30,590,222	(66,618)	214,798	894,553	2,567,993

CONTRACT TRANSACTIONS:
Contract owners’ net payments	131,782	131,141	2,031,968	65,980	1,001	2,899	75,892
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(68,381)	(142,531)	(705,640)	(55,926)	(51,447)	(18,010)	(314,848)
Net transfers (to) from the Company and Subaccounts	(1,339,534)	967,349	(31,202,838)	(2,152,750)	(635,423)	424,149	(1,518,542)

Increase (decrease) in net assets resulting from Contract transactions	(1,286,413)	951,341	(29,876,510)	(2,150,717)	(685,869)	409,038	(1,757,498)

Total increase (decrease) in net assets	4,296,688	7,273,522	713,712	(2,217,335)	(471,071)	1,303,591	810,495

NET ASSETS:
Beginning of period	24,270,597	25,008,760	332,803,167	9,629,349	2,301,904	3,023,516	19,345,567

End of period	$28,567,285	$32,282,282	$333,516,879	$7,412,014	$1,830,833	$4,327,107	$20,156,062

CHANGES IN UNITS OUTSTANDING:
Units issued	98,857	329,330	451,332	172,589	126,587	270,399	19,525
Units redeemed	(157,147)	(252,010)	(2,442,934)	(370,464)	(158,547)	(242,100)	(96,975)

Net increase (decrease)	(58,290)	77,320	(1,991,602)	(197,875)	(31,960)	28,299	(77,450)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Empower U.S. Government Securities Fund	Federated Hermes High Income Bond Fund II	Fidelity VIP Asset Manager Portfolio	Fidelity VIP Balanced Portfolio	Fidelity VIP Contrafund Portfolio	Fidelity VIP Government Money Market Portfolio	Fidelity VIP Growth Opportunities Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(7,004)	$38,462	$3,474	$26,895	$(18,949)	$(7,258)	$(10,835)
Net realized gain (loss) on investments	40,102	4,876	40,580	4,607,709	210,896	(68)	104,274
Change in net unrealized appreciation (depreciation) on investments	(144,417)	(7,667)	77,724	2,972,862	152,902	68	(14,581)

Increase (decrease) in net assets resulting from operations	(111,319)	35,671	121,778	7,607,466	344,849	(7,258)	78,858

CONTRACT TRANSACTIONS:
Contract owners’ net payments	85,243	31,828	1,500	327,615	3,475	-	-
Contract maintenance fees	-	-	(331)	-	(396)	(341)	(30)
Contract owners’ benefits	166	-	705	(424,226)	(7,817)	(2,304)	-
Net transfers (to) from the Company and Subaccounts	(1,302,744)	(74,239)	(110,276)	1,084,233	(23,964)	(47,550)	(47,656)

Increase (decrease) in net assets resulting from Contract transactions	(1,225,333)	(42,411)	(108,402)	989,214	(28,702)	(50,195)	(47,686)

Total increase (decrease) in net assets	(1,336,652)	(6,740)	13,376	8,596,680	316,147	(57,453)	31,172

NET ASSETS:
Beginning of period	4,285,322	1,046,750	1,480,835	42,868,327	1,332,897	561,990	763,581

End of period	$2,948,670	$1,040,010	$1,494,211	$51,465,007	$1,649,044	$504,537	$794,753

CHANGES IN UNITS OUTSTANDING:
Units issued	95,270	15,131	452	333,411	23	6,885	-
Units redeemed	(205,827)	(18,905)	(2,008)	(265,266)	(221)	(10,343)	(375)

Net increase (decrease)	(110,557)	(3,774)	(1,556)	68,145	(198)	(3,458)	(375)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Index 500 Portfolio	Fidelity VIP International Capital Appreciation Portfolio	Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Overseas Portfolio	First Trust/Dow Jones Dividend & Income Allocation Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(51,141)	$6,381	$(2,370)	$(44,135)	$1,597	$(1,049)	$(7,835)
Net realized gain (loss) on investments	838,415	(290)	70,744	694,319	7,016	10,506	63,208
Change in net unrealized appreciation (depreciation) on investments	(71,581)	(1,154)	354,882	(171,889)	(13,584)	11,407	286,355

Increase (decrease) in net assets resulting from operations	715,693	4,937	423,256	478,295	(4,971)	20,864	341,728

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,400	124	128	45,295	1,175	-	-
Contract maintenance fees	(531)	(31)	(194)	-	(81)	(30)	-
Contract owners’ benefits	(18,868)	(13,832)	(2,771)	(44,366)	(20)	-	(32,189)
Net transfers (to) from the Company and Subaccounts	(66,936)	(7,463)	(47,978)	233,981	(3,553)	1,196	(127,982)

Increase (decrease) in net assets resulting from Contract transactions	(84,935)	(21,202)	(50,815)	234,910	(2,479)	1,166	(160,171)

Total increase (decrease) in net assets	630,758	(16,265)	372,441	713,205	(7,450)	22,030	181,557

NET ASSETS:
Beginning of period	3,347,555	179,529	1,595,281	4,231,728	252,928	113,692	3,173,236

End of period	$3,978,313	$163,264	$1,967,722	$4,944,933	$245,478	$135,722	$3,354,793

CHANGES IN UNITS OUTSTANDING:
Units issued	9	2	42	102,504	27	50	11,493
Units redeemed	(303)	(321)	(125)	(90,244)	(94)	(25)	(22,999)

Net increase (decrease)	(294)	(319)	(83)	12,260	(67)	25	(11,506)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Franklin Income VIP Fund	Goldman Sachs VIT Large Cap Value Fund	Goldman Sachs VIT Multi- Strategy Alternatives Portfolio	Goldman Sachs VIT Strategic Growth Fund	Goldman Sachs VIT US Equity Insights Fund	Goldman Sachs VIT Us Equity Insights Fund Service Class	Invesco Oppenheimer V.I. International Growth Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$337,026	$(171)	$2,546	$(53)	$(249)	$(15,201)	$(26,731)
Net realized gain (loss) on investments	31,822	30,605	3,526	518	12,870	932,206	245,531
Change in net unrealized appreciation (depreciation) on investments	1,034,890	9,862	43,762	225	(252)	(22,985)	(28,005)

Increase (decrease) in net assets resulting from operations	1,403,738	40,296	49,834	690	12,369	894,020	190,795

CONTRACT TRANSACTIONS:
Contract owners’ net payments	12,250	875	-	-	875	46,896	-
Contract maintenance fees	-	(36)	-	(11)	(14)	-	-
Contract owners’ benefits	(45,414)	(556)	-	(66)	(746)	(31,756)	(23,315)
Net transfers (to) from the Company and Subaccounts	(676,900)	42,880	(32,528)	-	(790)	(65,813)	(172,617)

Increase (decrease) in net assets resulting from Contract transactions	(710,064)	43,163	(32,528)	(77)	(675)	(50,673)	(195,932)

Total increase (decrease) in net assets	693,674	83,459	17,306	613	11,694	843,347	(5,137)

NET ASSETS:
Beginning of period	9,416,854	169,033	1,433,557	3,454	45,009	3,252,307	2,265,399

End of period	$10,110,528	$252,492	$1,450,863	$4,067	$56,703	$4,095,654	$2,260,262

CHANGES IN UNITS OUTSTANDING:
Units issued	6,227	1,927	-	-	34	9,759	170
Units redeemed	(59,942)	(364)	(3,161)	(2)	(52)	(12,548)	(14,201)

Net increase (decrease)	(53,715)	1,563	(3,161)	(2)	(18)	(2,789)	(14,031)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Invesco Oppenheimer V.I. Main Street Small Cap Fund	Invesco V.I. Core Bond Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Global Real Estate Fund	Invesco V.I. Growth & Income Fund	Invesco V.I. International Growth Fund	Invesco V.I. Small Cap Equity Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(40,918)	$13,083	$(1,841)	$27,248	$20,306	$1,273	$(3,314)
Net realized gain (loss) on investments	371,709	102,438	(19,986)	2,171	16,810	136,917	21,609
Change in net unrealized appreciation (depreciation) on investments	459,453	(175,399)	95,106	317,049	1,274,932	(57,219)	40,598

Increase (decrease) in net assets resulting from operations	790,244	(59,878)	73,279	346,468	1,312,048	80,971	58,893

CONTRACT TRANSACTIONS:
Contract owners’ net payments	22,996	1,200	-	40,026	93,527	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(37,344)	309	(64,542)	(10,189)	(66,795)	(24,909)	-
Net transfers (to) from the Company and Subaccounts	94,321	(402,946)	(296,615)	6,437	(200,171)	(69,482)	(1,577)

Increase (decrease) in net assets resulting from Contract transactions	79,973	(401,437)	(361,157)	36,274	(173,439)	(94,391)	(1,577)

Total increase (decrease) in net assets	870,217	(461,315)	(287,878)	382,742	1,138,609	(13,420)	57,316

NET ASSETS:
Beginning of period	3,815,248	2,301,568	506,355	1,376,548	4,929,907	1,772,062	310,384

End of period	$4,685,465	$1,840,253	$218,477	$1,759,290	$6,068,516	$1,758,642	$367,700

CHANGES IN UNITS OUTSTANDING:
Units issued	26,266	896	-	11,082	21,771	-	-
Units redeemed	(22,140)	(35,627)	(21,019)	(7,555)	(31,296)	(6,678)	(94)

Net increase (decrease)	4,126	(34,731)	(21,019)	3,527	(9,525)	(6,678)	(94)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Ivy VIP Energy	Janus Henderson VIT Balanced Portfolio Service Shares	Janus Henderson VIT Enterprise Portfolio Service Shares	Janus Henderson VIT Flexible Bond Portfolio Service Shares	Janus Henderson VIT Mid Cap Value Portfolio Service Shares	Janus Henderson VIT Overseas Portfolio	Janus Henderson VIT Overseas Portfolio Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,783	$(83,231)	$(65,550)	$21,817	$(307)	$(205)	$152
Net realized gain (loss) on investments	(2,097)	1,364,266	1,319,054	117,888	(89)	13,876	412
Change in net unrealized appreciation (depreciation) on investments	275,540	5,718,190	427,391	(213,465)	29,721	(2,480)	9,365

Increase (decrease) in net assets resulting from operations	284,226	6,999,225	1,680,895	(73,760)	29,325	11,191	9,929

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	328,421	27,344	55,419	-	875	-
Contract maintenance fees	-	-	-	(18)	-	(22)	-
Contract owners’ benefits	(8,399)	(218,098)	(79,817)	(662)	-	-	-
Net transfers (to) from the Company and Subaccounts	630,023	(986,635)	(358,945)	79,225	(3,606)	(25,319)	(1,754)

Increase (decrease) in net assets resulting from Contract transactions	621,624	(876,312)	(411,418)	133,964	(3,606)	(24,466)	(4,562)

Total increase (decrease) in net assets	905,850	6,122,913	1,269,477	60,204	25,719	(13,275)	5,367

NET ASSETS:
Beginning of period	714,515	44,331,748	11,051,525	3,394,864	158,055	91,612	80,901

End of period	$1,620,365	$50,454,661	$12,321,002	$3,455,068	$183,774	$78,337	$86,268

CHANGES IN UNITS OUTSTANDING:
Units issued	252,704	189,446	31,837	55,297	-	1,008	-
Units redeemed	(141,056)	(245,434)	(50,542)	(44,668)	(164)	(1,787)	(110)

Net increase (decrease)	111,648	(55,988)	(18,705)	10,629	(164)	(779)	(110)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	JP Morgan Insurance Trust Global Allocation Portfolio	JP Morgan Insurance Trust Income Builder Portfolio	JP Morgan Insurance Trust Small Cap Core Portfolio	Lord Abbett Series Developing Growth Portfolio	MFS VIT II International Growth Portfolio	MFS VIT II Technology Portfolio	MFS VIT III Blended Research Core Equity Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,138)	$16,035	$(3,906)	$(8,287)	$(1,000)	$(196,630)	$(3,948)
Net realized gain (loss) on investments	34,513	29,391	13,821	186,502	11,378	3,172,448	323,730
Change in net unrealized appreciation (depreciation) on investments	699	16,213	62,467	(204,659)	5,389	(944,947)	474,678

Increase (decrease) in net assets resulting from operations	34,074	61,639	72,382	(26,444)	15,767	2,030,871	794,460

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	30,937	-	-	-	73,498	6,200
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(14,203)	(132,455)	60	-	-	(138,448)	(32,133)
Net transfers (to) from the Company and Subaccounts	(17,013)	(46,121)	156,054	(17,332)	73,494	(414,691)	(130,792)

Increase (decrease) in net assets resulting from Contract transactions	(31,216)	(147,639)	156,114	(17,332)	73,494	(479,641)	(156,725)

Total increase (decrease) in net assets	2,858	(86,000)	228,496	(43,776)	89,261	1,551,230	637,735

NET ASSETS:
Beginning of period	444,483	934,191	342,122	733,391	183,185	19,212,478	2,905,429

End of period	$447,341	$848,191	$570,618	$689,615	$272,446	$20,763,708	$3,543,164

CHANGES IN UNITS OUTSTANDING:
Units issued	12,552	11,373	12,024	-	5,635	306,286	22,124
Units redeemed	(14,838)	(23,712)	(870)	(709)	(127)	(332,499)	(30,402)

Net increase (decrease)	(2,286)	(12,339)	11,154	(709)	5,508	(26,213)	(8,278)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	MFS VIT III Blended Research Small Cap Equity Portfolio	Neuberger Berman AMT Sustainable Equity Portfolio	NVIT Emerging Markets Fund	Pimco VIT Commodity Real Return Strategy Portfolio	Pimco VIT Long Term Us Government Portfolio	Pimco VIT Low Duration Portfolio	Pimco VIT Real Return Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,155)	$(15,629)	$(422)	$51,151	$3,785	$(24,500)	$117,503
Net realized gain (loss) on investments	76,369	68,733	3,109	68,508	45,705	22,194	60,477
Change in net unrealized appreciation (depreciation) on investments	602,033	291,914	(10,270)	272,701	(144,356)	(91,351)	(45,377)

Increase (decrease) in net assets resulting from operations	677,247	345,018	(7,583)	392,360	(94,866)	(93,657)	132,603

CONTRACT TRANSACTIONS:
Contract owners’ net payments	420	5,745	-	12,500	-	27,227	-
Contract maintenance fees	-	-	(25)	-	-	-	-
Contract owners’ benefits	139	-	(56)	(57,708)	147	(46,804)	(32,652)
Net transfers (to) from the Company and Subaccounts	(177,013)	681,641	(10,012)	55,033	(306,906)	(2,078,941)	3,451,233

Increase (decrease) in net assets resulting from Contract transactions	(176,454)	687,386	(10,093)	9,825	(306,759)	(2,106,538)	3,410,466

Total increase (decrease) in net assets	500,793	1,032,404	(17,676)	402,185	(401,625)	(2,200,195)	3,543,069

NET ASSETS:
Beginning of period	2,464,670	997,946	89,300	1,275,367	1,325,888	6,556,021	2,223,081

End of period	$2,965,463	$2,030,350	$71,624	$1,677,552	$924,263	$4,355,826	$5,766,150

CHANGES IN UNITS OUTSTANDING:
Units issued	53,335	44,628	33	55,441	19,449	94,327	322,309
Units redeemed	(65,002)	(4,358)	(763)	(58,804)	(46,265)	(304,060)	(39,412)

Net increase (decrease)	(11,667)	40,270	(730)	(3,363)	(26,816)	(209,733)	282,897

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Pimco VIT Short Term Portfolio	Pimco VIT Total Return Portfolio	Putnam VT Equity Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Global Equity Fund	Putnam VT Growth Opportunities Fund	Putnam VT Income Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,567	$165,826	$1,744	$(19,131)	$(5,883)	$(90,420)	$24,110
Net realized gain (loss) on investments	27,268	699,230	52,405	155,507	143,489	1,378,070	142,733
Change in net unrealized appreciation (depreciation) on investments	(130,347)	(1,195,304)	221,241	338,990	27,969	623,400	(370,854)

Increase (decrease) in net assets resulting from operations	(66,512)	(330,248)	275,390	475,366	165,575	1,911,050	(204,011)

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,185	53,339	-	20,000	11,300	98,978	87,325
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(61,506)	(42,453)	-	(16,235)	(52,774)	(60,340)	(40,762)
Net transfers (to) from the Company and Subaccounts	1,029,880	(2,406,864)	(33,706)	(120,902)	(648,920)	(681,061)	(686,948)

Increase (decrease) in net assets resulting from Contract transactions	969,559	(2,403,997)	(33,706)	(117,137)	(690,394)	(642,423)	(640,385)

Total increase (decrease) in net assets	903,047	(2,734,245)	241,684	358,229	(524,819)	1,268,627	(844,396)

NET ASSETS:
Beginning of period	6,831,422	15,288,167	1,086,152	3,836,428	2,027,002	9,401,458	4,105,903

End of period	$7,734,469	$12,553,922	$1,327,836	$4,194,657	$1,502,183	$10,670,085	$3,261,507

CHANGES IN UNITS OUTSTANDING:
Units issued	494,900	172,795	-	18,956	1,959	38,261	17,312
Units redeemed	(408,774)	(374,175)	(2,262)	(26,997)	(51,463)	(63,964)	(72,735)

Net increase (decrease)	86,126	(201,380)	(2,262)	(8,041)	(49,504)	(25,703)	(55,423)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Putnam VT International Equity Fund	Putnam VT International Growth Fund	Putnam VT International Value Fund	Putnam VT Mortgage Securities Fund	Putnam VT Multi Asset Absolute Return Fund	Putnam VT Multi- Cap Core Fund	Putnam VT Research Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,841)	$(362)	$1,449	$(2,481)	$(7,350)	$(1,903)	$(6,184)
Net realized gain (loss) on investments	162,209	4,678	5,981	341	(37,345)	66,015	54,135
Change in net unrealized appreciation (depreciation) on investments	(56,679)	(11,270)	20,251	(13,226)	41,821	65,894	90,417

Increase (decrease) in net assets resulting from operations	98,689	(6,954)	27,681	(15,366)	(2,874)	130,006	138,368

CONTRACT TRANSACTIONS:
Contract owners’ net payments	545	-	-	-	-	-	-
Contract maintenance fees	-	-	-	-	-	-	-
Contract owners’ benefits	(15,210)	-	-	-	(4,260)	-	-
Net transfers (to) from the Company and Subaccounts	54,958	(8,473)	134,709	42,098	(416,717)	110,116	14,443

Increase (decrease) in net assets resulting from Contract transactions	40,293	(8,473)	134,709	42,098	(420,977)	110,116	14,443

Total increase (decrease) in net assets	138,982	(15,427)	162,390	26,732	(423,851)	240,122	152,811

NET ASSETS:
Beginning of period	907,090	155,547	218,407	242,063	1,052,671	485,754	597,612

End of period	$1,046,072	$140,120	$380,797	$268,795	$628,820	$725,876	$750,423

CHANGES IN UNITS OUTSTANDING:
Units issued	81,071	-	12,213	10,264	-	12,147	2,244
Units redeemed	(76,204)	(474)	(3,017)	(6,263)	(47,276)	(7,934)	(1,522)

Net increase (decrease)	4,867	(474)	9,196	4,001	(47,276)	4,213	722

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

Variable Annuity-2 Series Account of

Empower Anuuity Insurance Company of America

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	Putnam VT Small Cap Growth Fund	Putnam VT Small Cap Value Fund	T. Rowe Price Blue Chip Growth Portfolio Class II	T. Rowe Price Health Sciences Portfolio Class II	Van Eck VIP Emerging Markets Fund	Van Eck VIP Global Hard Assets Fund	Van Eck VIP Global Resources

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,691)	$(3,931)	$(536,700)	$(185,722)	$(263)	$(1,137)	$(6,295)
Net realized gain (loss) on investments	58,591	243,109	8,942,560	1,908,048	1,293	639	122,192
Change in net unrealized appreciation (depreciation) on investments	18,846	228,348	227,016	197,836	(8,446)	16,677	42,971

Increase (decrease) in net assets resulting from operations	70,746	467,526	8,632,876	1,920,162	(7,416)	16,179	158,868

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	411,458	155,730	-	-	14,400
Contract maintenance fees	-	-	-	-	(16)	(4)	-
Contract owners’ benefits	-	-	(506,281)	(241,269)	-	(30)	2
Net transfers (to) from the Company and Subaccounts	(37,104)	378,884	(4,513,850)	(1,350,584)	(801)	20,068	(124,355)

Increase (decrease) in net assets resulting from Contract transactions	(37,104)	378,884	(4,613,908)	(1,436,123)	(817)	20,034	(109,953)

Total increase (decrease) in net assets	33,642	846,410	4,018,968	484,039	(8,233)	36,213	48,915

NET ASSETS:
Beginning of period	580,245	999,789	55,294,679	16,637,855	53,795	95,571	962,155

End of period	$613,887	$1,846,199	$59,313,647	$17,121,894	$45,562	$131,784	$1,011,070

CHANGES IN UNITS OUTSTANDING:
Units issued	-	132,470	65,630	44,103	55	500	33,461
Units redeemed	(1,816)	(102,602)	(246,969)	(109,000)	(86)	(13)	(48,969)

Net increase (decrease)	(1,816)	29,868	(181,339)	(64,897)	(31)	487	(15,508)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT OF

EMPOWER ANNUITY INSURANCE COMPANY OF AMERICA

NOTES TO FINANCIAL STATEMENTS

YEAR ENDED DECEMBER 31, 2022

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Effective August 1, 2022, Great West Life & Annuity Insurance Company is now known as Empower Annuity Insurance Company of America (the Company). The Variable Annuity-2 Series Account (the Separate Account), a separate account of the Company is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the Colorado Division of Insurance. It was established to receive and invest premium payments under individual variable annuity policies issued by the Company. The Separate Account consists of numerous Investment Divisions (Subaccounts), each being treated as an individual accounting entity for financial reporting purposes, and each investing all of its investible assets in the named underlying mutual fund.

Under applicable insurance law, the assets and liabilities of each of the Subaccounts of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the reserves and other contract liabilities with respect to the Separate Account is not chargeable with liabilities arising out of any other business the Company may conduct. Net premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay contract values under the Contracts. The value of the separate account at any time is allocated among contract holders based on the number and value of their accumulation units representing their interest in the separate account. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities.

The preparation of financial statements and financial highlights of each of the Subaccounts in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and financial highlights and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” (ASC Topic 946). The following is a summary of the significant accounting policies of the Separate Account.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track
Smart Track Advisor
Smart Track II
Smart Track II- 5 Year
Varifund
Varifund Advisor
Varifund Plus

For the years ended December 31, 2022 and 2021, the Separate Account was invested in up to 161 Subaccounts, as follows:

Alger Capital Appreciation Portfolio	Empower Bond Index Fund(a)
Alger Large Cap Growth Portfolio	Empower Conservative Profile Fund Class L(a)
Alger Mid Cap Growth Portfolio	Empower Conservative Profile Fund(a)
Alger Small Cap Growth Portfolio	Empower Core Bond Fund(a)
Alger Weatherbie Specialized Growth Portfolio	Empower Emerging Markets Equity Fund(a)
Alps Alerian Energy Infrastructure Portfolio	Empower Global Bond Fund(a)
Alps Red Rocks Listed Private Equity Portfolio	Empower Government Money Market Fund(a)
American Century Investments VP Inflation Protection Fund	Empower High Yield Bond Fund(a)
American Century Investments VP Mid Cap Value Fund	Empower Inflation- Protected Securities Fund(a)
American Century Investments VP Value Fund	Empower International Growth Fund(a)
American Funds IS Blue Chip Income and Growth Fund	Empower International Index Fund(a)
American Funds IS Global Growth and Income Fund	Empower International Value Fund(a)
American Funds IS Growth Fund	Empower Large Cap Growth Fund(a)
American Funds IS Growth-Income Fund	Empower Large Cap Value Fund(a)
American Funds IS International Fund	Empower Lifetime 2015 Fund(a)
American Funds IS New World Fund	Empower Lifetime 2020 Fund(a)
Blackrock 60/40 Target Allocation Etf VI Fund	Empower Lifetime 2025 Fund(a)
Blackrock Global Allocation VI Fund	Empower Lifetime 2030 Fund(a)
Blackrock High Yield VI Fund	Empower Lifetime 2035 Fund(a)
BNY Mellon IP Technology Growth Portfolio	Empower Lifetime 2040 Fund(a)
BNY Mellon Sustainable U.S. Equity Portfolio	Empower Lifetime 2045 Fund(a)
BNY Mellon VIF Appreciation Portfolio	Empower Lifetime 2050 Fund(a)
BNY Mellon VIF Appreciation Portfolio Service Shares	Empower Lifetime 2055 Fund(a)
BNY Mellon VIF Growth and Income Portfolio	Empower Mid Cap Value Fund(a)
Clearbridge Variable Large Cap Growth Portfolio	Empower Moderate Profile Fund Class L(a)
Clearbridge Variable Mid Cap Portfolio	Empower Moderate Profile Fund(a)
Clearbridge Variable Small Cap Growth Portfolio	Empower Moderately Aggressive Profile Fund(a)
Columbia Variable Portfolio - Select Small Cap Value Fund	Empower Moderately Conservative Profile Fund Class L(a)
Columbia Variable Portfolio - Seligman Global Technology Fund I	Empower Moderately Conservative Profile Fund(a)
Columbia Variable Portfolio - Seligman Global Technology Fund II	Empower Multi- Sector Bond Fund(a)
Columbia Variable Portfolio - Small Cap Value Fund	Empower Real Estate Index Fund(a)
Columbia Variable Portfolio - Strategic Income Fund	Empower S&P 500® Index Fund(a)
Delaware VIP Emerging Markets Series	Empower S&P Mid Cap 400® Index Fund(a)
Delaware VIP International Series	Empower S&P Small Cap 600® Index Fund(a)
Delaware VIP Reit Series	Empower Securefoundation® Balanced Fund(a)
Delaware VIP Small Cap Value Series	Empower Short Duration Bond Fund(a)
Dimensional VA Equity Allocation Portfolio	Empower Small Cap Growth Fund(a)
Dimensional VA Global Bond Portfolio	Empower Small Cap Value Fund(a)
Dimensional VA Global Moderate Allocation Portfolio	Empower T. Rowe Price Mid Cap Growth Fund(a)
Dimensional VA International Value Portfolio	Empower U.S. Government Securities Fund(a)
Dimensional VA International Small Portfolio	Federated Hermes High Income Bond Fund II
Dimensional VA Short-Term Fixed Portfolio	Fidelity VIP Asset Manager Portfolio
Dimensional VA US Large Value Portfolio	Fidelity VIP Balanced Portfolio
Dimensional VA Us Targeted Value Portfolio	Fidelity VIP Contrafund Portfolio
DWS Capital Growth VIP	Fidelity VIP Government Money Market Portfolio
DWS Croci U.S. VIP	Fidelity VIP Growth Opportunities Portfolio
DWS Global Small Cap VIP	Fidelity VIP Growth Portfolio
DWS Small Mid Cap Value VIP	Fidelity VIP High Income Portfolio
Eaton Vance Vt Floating-Rate Income Fund	Fidelity VIP Index 500 Portfolio
Empower Aggressive Profile Fund(a)	Fidelity VIP International Capital Appreciation Portfolio
Empower Ariel Mid Cap Value Fund(a)	Fidelity VIP Investment Grade Bond Portfolio

Fidelity VIP Overseas Portfolio	MFS VIT III Blended Research Core Equity Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio	MFS VIT III Blended Research Small Cap Equity Portfolio
Franklin Income VIP Fund	Neuberger Berman AMT Sustainable Equity Portfolio
Goldman Sachs VIT Large Cap Value Fund	NVIT Emerging Markets Fund
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Pimco VIT Commodity Real Return Strategy Portfolio
Goldman Sachs VIT Strategic Growth Fund	Pimco VIT Long Term Us Government Portfolio
Goldman Sachs VIT US Equity Insights Fund	Pimco VIT Low Duration Portfolio
Goldman Sachs VIT Us Equity Insights Fund Service Class	Pimco VIT Real Return Portfolio
Invesco Oppenheimer V.I. International Growth Fund	Pimco VIT Short Term Portfolio
Invesco Oppenheimer V.I. Main Street Small Cap Fund	Pimco VIT Total Return Portfolio
Invesco V.I. Core Bond Fund(a)(b)	Putnam VT Equity Income Fund
Invesco V.I. Core Equity Fund	Putnam VT Global Asset Allocation Fund
Invesco V.I. Core Plus Bond Fund Series II(b)	Putnam VT Global Equity Fund
Invesco V.I. Global Real Estate Fund	Putnam VT Growth Opportunities Fund
Invesco V.I. Growth & Income Fund	Putnam VT Income Fund
Invesco V.I. International Growth Fund	Putnam VT International Equity Fund
Invesco V.I. Small Cap Equity Fund	Putnam VT International Growth Fund
Ivy VIP Energy	Putnam VT International Value Fund
Janus Henderson VIT Balanced Portfolio Service Shares	Putnam VT Mortgage Securities Fund
Janus Henderson VIT Enterprise Portfolio Service Shares	Putnam VT Multi Asset Absolute Return Fund
Janus Henderson VIT Flexible Bond Portfolio Service Shares	Putnam VT Multi-Cap Core Fund
Janus Henderson VIT Mid Cap Value Portfolio Service Shares	Putnam VT Research Fund
Janus Henderson VIT Overseas Portfolio	Putnam VT Small Cap Growth Fund
Janus Henderson VIT Overseas Portfolio Service Shares	Putnam VT Small Cap Value Fund
JP Morgan Insurance Trust Global Allocation Portfolio	T. Rowe Price Blue Chip Growth Portfolio Class II
JP Morgan Insurance Trust Income Builder Portfolio	T. Rowe Price Health Sciences Portfolio Class II
JP Morgan Insurance Trust Small Cap Core Portfolio	Van Eck VIP Emerging Markets Fund
Lord Abbett Series Developing Growth Portfolio	Van Eck VIP Global Hard Assets Fund
MFS VIT II International Growth Portfolio	Van Eck VIP Global Resources
MFS VIT II Technology Portfolio

(a)(b) See Subaccount Changes table below

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

Subaccount Changes:

(a)	During 2021 and 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Aggressive Profile Fund	Empower Aggressive Profile Fund	August 1, 2022
Great-West Ariel Mid Cap Value Fund	Empower Ariel Mid Cap Value Fund	August 1, 2022
Great-West Bond Index Fund	Empower Bond Index Fund	August 1, 2022
Great-West Conservative Profile Fund	Empower Conservative Profile Fund	August 1, 2022
Great-West Conservative Profile Fund Class L	Empower Conservative Profile Fund Class L	August 1, 2022
Great-West Core Bond Fund	Empower Core Bond Fund	August 1, 2022
Great-West Emerging Markets Equity Fund	Empower Emerging Markets Equity Fund	August 1, 2022
Great-West Global Bond Fund	Empower Global Bond Fund	August 1, 2022
Great-West Government Money Market Fund	Empower Government Money Market Fund	August 1, 2022
Great-West High Yield Bond Fund	Empower High Yield Bond Fund	August 1, 2022
Great-West Inflation- Protected Securities Fund	Empower Inflation- Protected Securities Fund	August 1, 2022
Great-West International Growth Fund	Empower International Growth Fund	August 1, 2022
Great-West International Index Fund	Empower International Index Fund	August 1, 2022
Great-West International Value Fund	Empower International Value Fund	August 1, 2022
Great-West Large Cap Growth Fund	Empower Large Cap Growth Fund	August 1, 2022
Great-West Large Cap Value Fund	Empower Large Cap Value Fund	August 1, 2022

Previous Name	New Name	Date of Change
Great-West Lifetime 2015 Fund	Empower Lifetime 2015 Fund	August 1, 2022
Great-West Lifetime 2020 Fund	Empower Lifetime 2020 Fund	August 1, 2022
Great-West Lifetime 2025 Fund	Empower Lifetime 2025 Fund	August 1, 2022
Great-West Lifetime 2030 Fund	Empower Lifetime 2030 Fund	August 1, 2022
Great-West Lifetime 2035 Fund	Empower Lifetime 2035 Fund	August 1, 2022
Great-West Lifetime 2040 Fund	Empower Lifetime 2040 Fund	August 1, 2022
Great-West Lifetime 2045 Fund	Empower Lifetime 2045 Fund	August 1, 2022
Great-West Lifetime 2050 Fund	Empower Lifetime 2050 Fund	August 1, 2022
Great-West Lifetime 2055 Fund	Empower Lifetime 2055 Fund	August 1, 2022
Great-West Mid Cap Value Fund	Empower Mid Cap Value Fund	August 1, 2022
Great-West Moderate Profile Fund	Empower Moderate Profile Fund	August 1, 2022
Great-West Moderate Profile Fund Class L	Empower Moderate Profile Fund Class L	August 1, 2022
Great-West Moderately Aggressive Profile Fund	Empower Moderately Aggressive Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund	Empower Moderately Conservative Profile Fund	August 1, 2022
Great-West Moderately Conservative Profile Fund Class L	Empower Moderately Conservative Profile Fund Class L	August 1, 2022
Great-West Multi- Sector Bond Fund	Empower Multi- Sector Bond Fund	August 1, 2022
Great-West Real Estate Index Fund	Empower Real Estate Index Fund	August 1, 2022
Great-West S&P 500® Index Fund	Empower S&P 500® Index Fund	August 1, 2022
Great-West S&P Mid Cap 400® Index Fund	Empower S&P Mid Cap 400® Index Fund	August 1, 2022
Great-West S&P Small Cap 600® Index Fund	Empower S&P Small Cap 600® Index Fund	August 1, 2022
Great-West Securefoundation® Balanced Fund	Empower Securefoundation® Balanced Fund	August 1, 2022
Great-West Short Duration Bond Fund	Empower Short Duration Bond Fund	August 1, 2022
Great-West Small Cap Growth Fund	Empower Small Cap Growth Fund	August 1, 2022
Great-West Small Cap Value Fund	Empower Small Cap Value Fund	August 1, 2022
Great-West T. Rowe Price Mid Cap Growth Fund	Empower T. Rowe Price Mid Cap Growth Fund	August 1, 2022
Great-West U.S. Government Securities Fund	Empower U.S. Government Securities Fund	August 1, 2022
Invesco Oppenheimer V.I. Total Return Bond Fund	Invesco V.I. Core Bond Fund	April 30, 2021

(b)	During 2022, the following Subaccount was merged:

Subaccount	Merged Into	Date of Change
Invesco V.I. Core Bond Fund	Invesco V.I. Core Plus Bond Fund Series II	April 29, 2022

Security Valuation

Mutual fund investments held by the Subaccounts are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2022, the only investments of each of the Subaccounts of the Separate Account were in underlying mutual funds that are actively traded, therefore 100% of the investments are valued using Level 1 inputs.

Fund of Funds Structure Risk

Since the Separate Account invests directly in underlying funds, all risks associated with the eligible underlying funds apply to the Separate Account. To the extent the Separate Account invests more of its assets in one underlying fund than another, the Separate Account will have greater exposure to the risks of the underlying fund.

Security Transactions and Investment Income

Transactions are recorded on the trade date. Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Subaccount for its share of dividends are reinvested in additional full and fractional shares of the related mutual funds.

Receivable Dividends and Other

Receivable dividends and other include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in Payout Phase

Net assets of each Subaccount allocated to contracts in payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts receivable by the series annuity account from the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, amounts may be payable to the Company. Any adjustments to these amounts are reflected in Adjustments to net assets allocated to contracts in payout phase on the Statements of Changes in Net Assets of the applicable Subaccounts.

Federal Income Taxes

The operations of each of the Subaccounts of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). The Company is included in the consolidated federal tax return of Great-West Lifeco U.S. Inc. Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of each of the Subaccounts of the Separate Account. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of the federal income tax policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Proceeds from Units Sold

Proceeds from Units Sold from contract owners by the Company are credited as accumulation units and are reported as Contract Transactions on the Statements of Changes in Net Assets of the applicable Subaccounts.

Net Transfers

Net transfers include transfers between Subaccounts of the Separate Account as well as transfers between other investment options of the Company, not included in the Separate Account.

2.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio	$119,934	$476,300
Alger Large Cap Growth Portfolio	74,139	130,266
Alger Mid Cap Growth Portfolio	49,999	141,355
Alger Small Cap Growth Portfolio	57,284	56,993
Alger Weatherbie Specialized Growth Portfolio	629	343
Alps Alerian Energy Infrastructure Portfolio	675,391	446,675
Alps Red Rocks Listed Private Equity Portfolio	594,855	877,635
American Century Investments VP Inflation Protection Fund	1,672,812	1,779,940
American Century Investments VP Mid Cap Value Fund	2,037,588	1,935,193
American Century Investments VP Value Fund	2,512,907	2,094,148
American Funds IS Blue Chip Income and Growth Fund	7,966,069	1,295,828
American Funds IS Global Growth and Income Fund	1,971,204	1,050,959
American Funds IS Growth Fund	2,284,556	1,711,139
American Funds IS Growth-Income Fund	973,680	1,058,261
American Funds IS International Fund	912,129	889,416
American Funds IS New World Fund	766,721	729,339
Blackrock 60/40 Target Allocation Etf VI Fund	322,855	318,232
Blackrock Global Allocation VI Fund	258,091	2,838,547
Blackrock High Yield VI Fund	1,279,936	2,742,667
BNY Mellon IP Technology Growth Portfolio	61,973	131,464
BNY Mellon Sustainable U.S. Equity Portfolio	31,276	8,592
BNY Mellon VIF Appreciation Portfolio Service Shares	199,219	22,683
BNY Mellon VIF Appreciation Portfolio	93,629	65,430
BNY Mellon VIF Growth and Income Portfolio	67,279	66,588

Subaccount	Purchases	Sales
Clearbridge Variable Large Cap Growth Portfolio	$741,030	$1,432,462
Clearbridge Variable Mid Cap Portfolio	136,725	146,195
Clearbridge Variable Small Cap Growth Portfolio	330,249	1,256,028
Columbia Variable Portfolio - Select Small Cap Value Fund	4,651	31,529
Columbia Variable Portfolio - Seligman Global Technology Fund I	1,594,896	521,527
Columbia Variable Portfolio - Seligman Global Technology Fund II	48,743	10,652
Columbia Variable Portfolio - Small Cap Value Fund	8,584	61
Columbia Variable Portfolio - Strategic Income Fund	378,281	645,769
Delaware VIP Emerging Markets Series	167,453	980,500
Delaware VIP International Series	81,232	88,327
Delaware VIP Reit Series	38,363	598,083
Delaware VIP Small Cap Value Series	434,548	1,131,837
Dimensional VA Equity Allocation Portfolio	29,983	3,840
Dimensional VA Global Bond Portfolio	1,335	5,966
Dimensional VA Global Moderate Allocation Portfolio	8,536	1,611
Dimensional VA International Value Portfolio	146,060	160,460
Dimensional VA International Small Portfolio	55,125	95,705
Dimensional VA Short-Term Fixed Portfolio	432	59,469
Dimensional VA US Large Value Portfolio	138,590	397,452
Dimensional VA Us Targeted Value Portfolio	266,546	135,939
DWS Capital Growth VIP	357,160	82,179
DWS Croci U.S. VIP	1,569	7,637
DWS Global Small Cap VIP	5,039	1,585
DWS Small Mid Cap Value VIP	5,223	693
Eaton Vance Vt Floating-Rate Income Fund	3,946,795	3,304,199
Empower Aggressive Profile Fund	963,856	763,080
Empower Ariel Mid Cap Value Fund	415,892	408,779
Empower Bond Index Fund	2,447,821	4,849,378
Empower Conservative Profile Fund	1,321,654	5,734,539
Empower Conservative Profile Fund Class L	1,787,033	2,470,528
Empower Core Bond Fund	464,060	1,708,838
Empower Emerging Markets Equity Fund	262,988	186,605
Empower Global Bond Fund	187,568	627,023
Empower Government Money Market Fund	43,005,968	30,348,811
Empower High Yield Bond Fund	116,399	341,237
Empower Inflation- Protected Securities Fund	142,078	121,464
Empower International Growth Fund	35,015	443,194
Empower International Index Fund	989,324	2,973,412
Empower International Value Fund	206,365	622,719
Empower Large Cap Growth Fund	653,231	621,084
Empower Large Cap Value Fund	1,623,796	1,366,172

Subaccount	Purchases	Sales
Empower Lifetime 2015 Fund	$83,496	$418,330
Empower Lifetime 2020 Fund	224,777	949,847
Empower Lifetime 2025 Fund	343,415	671,485
Empower Lifetime 2030 Fund	245,001	335,546
Empower Lifetime 2035 Fund	158,114	289,526
Empower Lifetime 2040 Fund	24,870	19,631
Empower Lifetime 2045 Fund	116,640	8,213
Empower Lifetime 2050 Fund	55,792	103,525
Empower Lifetime 2055 Fund	57,121	117,595
Empower Mid Cap Value Fund	368,099	637,978
Empower Moderate Profile Fund	6,549,276	14,697,110
Empower Moderate Profile Fund Class L	10,716,605	15,388,743
Empower Moderately Aggressive Profile Fund	1,942,022	3,134,482
Empower Moderately Conservative Profile Fund	2,629,084	3,976,174
Empower Moderately Conservative Profile Fund Class L	1,385,011	1,741,822
Empower Multi- Sector Bond Fund	291,471	1,472,513
Empower Real Estate Index Fund	834,798	2,201,942
Empower S&P 500® Index Fund	6,076,326	23,456,994
Empower S&P Mid Cap 400® Index Fund	1,239,432	4,973,204
Empower S&P Small Cap 600® Index Fund	2,247,388	6,835,160
Empower Securefoundation® Balanced Fund	20,015,462	39,646,573
Empower Short Duration Bond Fund	2,058,415	2,416,585
Empower Small Cap Growth Fund	80,840	310,016
Empower Small Cap Value Fund	285,690	806,546
Empower T. Rowe Price Mid Cap Growth Fund	839,223	3,555,999
Empower U.S. Government Securities Fund	897,918	966,386
Federated Hermes High Income Bond Fund II	56,824	240,568
Fidelity VIP Asset Manager Portfolio	114,999	177,914
Fidelity VIP Balanced Portfolio	3,963,163	6,858,717
Fidelity VIP Contrafund Portfolio	85,031	96,517
Fidelity VIP Government Money Market Portfolio	160,086	100,811
Fidelity VIP Growth Opportunities Portfolio	108,338	232,763
Fidelity VIP Growth Portfolio	259,932	138,019
Fidelity VIP High Income Portfolio	7,218	10,322
Fidelity VIP Index 500 Portfolio	52,885	131,723
Fidelity VIP International Capital Appreciation Portfolio	533,834	1,203,419
Fidelity VIP Investment Grade Bond Portfolio	17,233	14,475
Fidelity VIP Overseas Portfolio	1,926	17,481
First Trust/Dow Jones Dividend & Income Allocation Portfolio	500,447	694,037
Franklin Income VIP Fund	3,922,761	2,172,523
Goldman Sachs VIT Large Cap Value Fund	44,618	26,403
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	63,314	140,770
Goldman Sachs VIT Strategic Growth Fund	-	2,786
Goldman Sachs VIT US Equity Insights Fund	1,495	3,689
Goldman Sachs VIT Us Equity Insights Fund Service Class	168,393	1,000,063
Invesco Oppenheimer V.I. International Growth Fund	272,156	207,951
Invesco Oppenheimer V.I. Main Street Small Cap Fund	524,563	871,546
Invesco V.I. Core Bond Fund	65,875	1,680,748
Invesco V.I. Core Equity Fund	30,257	3,198
Invesco V.I. Core Plus Bond Fund Series II	1,630,447	106,103
Invesco V.I. Global Real Estate Fund	72,657	279,526
Invesco V.I. Growth & Income Fund	1,754,231	781,338
Invesco V.I. International Growth Fund	170,409	202,570
Invesco V.I. Small Cap Equity Fund	50,632	54,999

Subaccount	Purchases	Sales
Ivy VIP Energy	$2,632,058	$2,200,703
Janus Henderson VIT Balanced Portfolio Service Shares	2,194,633	9,967,958
Janus Henderson VIT Enterprise Portfolio Service Shares	1,826,498	1,886,716
Janus Henderson VIT Flexible Bond Portfolio Service Shares	254,144	815,058
Janus Henderson VIT Mid Cap Value Portfolio Service Shares	15,496	37,105
Janus Henderson VIT Overseas Portfolio	2,067	5,101
Janus Henderson VIT Overseas Portfolio Service Shares	838	44,011
JP Morgan Insurance Trust Global Allocation Portfolio	71,040	180,969
JP Morgan Insurance Trust Income Builder Portfolio	120,125	91,607
JP Morgan Insurance Trust Small Cap Core Portfolio	89,781	112,487
Lord Abbett Series Developing Growth Portfolio	-	81,725
MFS VIT II International Growth Portfolio	36,165	2,548
MFS VIT II Technology Portfolio	5,690,171	7,238,507
MFS VIT III Blended Research Core Equity Portfolio	1,439,761	859,862
MFS VIT III Blended Research Small Cap Equity Portfolio	703,828	153,799
Neuberger Berman AMT Sustainable Equity Portfolio	193,504	87,871
NVIT Emerging Markets Fund	88	9,309
Pimco VIT Commodity Real Return Strategy Portfolio	2,214,521	961,228
Pimco VIT Long Term Us Government Portfolio	3,651,085	2,216,912
Pimco VIT Low Duration Portfolio	970,202	1,443,815
Pimco VIT Real Return Portfolio	710,571	3,836,482
Pimco VIT Short Term Portfolio	1,350,957	2,484,140
Pimco VIT Total Return Portfolio	659,853	2,192,231
Putnam VT Equity Income Fund	124,186	38,643
Putnam VT Global Asset Allocation Fund	376,638	1,268,750
Putnam VT Global Equity Fund	538,432	248,776
Putnam VT Growth Opportunities Fund	1,730,738	1,846,412
Putnam VT Income Fund	266,271	346,983
Putnam VT International Equity Fund	118,717	340,111
Putnam VT International Growth Fund	12,443	2,039
Putnam VT International Value Fund	85,654	192,571
Putnam VT Mortgage Securities Fund	46,961	127,486
Putnam VT Multi Asset Absolute Return Fund	8,358	264,727
Putnam VT Multi-Cap Core Fund	1,177,275	35,060
Putnam VT Research Fund	48,445	88,509
Putnam VT Small Cap Growth Fund	87,430	30,854
Putnam VT Small Cap Value Fund	234,588	672,807
T. Rowe Price Blue Chip Growth Portfolio Class II	2,305,223	8,463,406
T. Rowe Price Health Sciences Portfolio Class II	1,249,694	2,642,188
Van Eck VIP Emerging Markets Fund	6,636	4,111
Van Eck VIP Global Hard Assets Fund	178,430	3,594
Van Eck VIP Global Resources	1,040,591	608,915

3.	EXPENSES AND RELATED PARTY TRANSACTIONS

Contract Maintenance Charges

The Company deducts from each participant account, an annual maintenance charge of $30 on accounts under $75,000, which is made directly to contract owner accounts through the redemption of units, for each contract. The maintenance charge, which is recorded as Contract Maintenance Charges in the accompanying Statements of Changes in Net Assets of the applicable Subaccounts, is waived on certain contracts.

Deductions for Premium Taxes

The Company may deduct from each contribution any applicable premium tax, which currently ranges from 0% to 3.5%. This charge is netted with Proceeds from Units Sold on the Statements of Changes in Net Assets of the applicable Subaccounts.

Charges Incurred for Surrenders

The Company deducts from each participant’s account, a maximum charge of 8% and in the SmartTrack II and SmartTrack II-5 Year contract, a maximum charge of 7% of an amount withdrawn that is deemed to be premium in excess of the free withdrawal amount. This charge is recorded as Transfers for contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts.

Transfer Fees

The Company deducts a transfer charge for SmartTrack Advisor and SmartTrack II-5 Year products, exclusively. The Company charges $25 in the Smart Track Advisor and $15 in the Smart Track II 5yr contracts for each transfer between Subaccounts in excess of 12 transfers in any calendar year. This charge is recorded as Transfers for Contract benefits and terminations on the Statements of Changes in Net Assets of the applicable Subaccounts and may be waived under certain circumstances.

Deductions for Assumption of Mortality and Expense Risks

The Company assumes mortality and expense risks related to the operations of the Separate Account. It deducts a daily charge from the unit value of each Subaccount equal to an effective annual rate of 1.25% to 1.40%, depending on the contract; a daily charge from the unit value of each Subaccount of the SmartTrack II-5 Year contract equal to an effective annual rate of 1.20%; a daily charge from the unit value of each Subaccount of the SmartTrack contract equal to an effective annual rate of 0.25% or 0.45%; and a daily charge from the unit value of each Subaccount of the SmartTrack Advisor contract equal to an effective rate of 0.20% to 0.40% and a daily charge from the unit value of each Subaccount of the SmartTrack II contract equal to an effective annual rate of 1.00% or 1.20%, depending on if the death benefit option is chosen. The charges are recognized as Mortality and Expense Risk in the Statements of Operations of the applicable Subaccount.

Optional GLWB Rider Benefit Charge

The Company deducts a quarterly charge equal to a maximum annual rate of 1.50% from the net assets in SmartTrack and SmartTrack II annuity contracts and a quarterly charge equal to a maximum annual rate to 2.25% from the covered value in SmartTrack II-5 Year and SmartTrack Advisor annuity contracts for the guaranteed lifetime withdrawal benefit rider if this option is chosen. Currently, this charge is 1.00% for SmartTrack contracts; 0.65% to 0.90% for SmartTrack II contracts, depending on the type of rider selected; and 0.65% to 1.30% for SmartTrack II-5 Year contracts, depending on the type of rider selected and 0.90% to 1.30% for SmartTrack Advisor contracts, depending on the type of rider selected, if applicable, this charge is recognized as Contract Maintenance Charges on the Statements of Changes in Net Assets of the applicable Subaccount.

Fund Facilitation Fee

The Company deducts from certain Subaccount assets in the SmartTrack Advisor and SmartTrack II- 5 Year contracts, a daily charge equal to an effective annual rate of 0.35% for fund facilitation. These fees are recorded as Mortality and expense risk in the Statements of Operations of the applicable Subaccounts.

Related Party Transactions

Empower Funds, Inc., funds of which are underlying certain Subaccounts, is a registered investment company affiliated with the Company. Empower Capital Management, LLC (ECM), a wholly owned subsidiary of the Company, serves as investment adviser to Empower Funds, Inc. Fees are assessed against the average daily net assets of the portfolios of Empower Funds, Inc. to compensate ECM for investment advisory services. If applicable, these fees are recorded on the Statement of Operations.

4.	FINANCIAL HIGHLIGHTS

For each Subaccount, the accumulation units outstanding, net assets, investment income ratio, the range of lowest to highest expense ratio (excluding expenses of the underlying funds), total return and accumulation unit fair values for each year or period ended December 31 are included on the following pages. As the unit fair value for the Subaccounts of the Separate Account are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some unit values shown on the Statements of Assets and Liabilities which are calculated on an aggregated basis, may not be within the ranges presented.

The Expense Ratios represent the annualized contract expenses of the respective Subaccounts of the Separate Account, consisting of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

The Total Return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These returns do not include any expenses assessed through the redemption of units. Subaccounts with a date notation indicate the effective date that the investment option first had activity in the Separate Account. The total returns are calculated for each 12-month period indicated or from the effective date through the end of the reporting period and are not annualized for periods less than one year. When a new Subaccount is added to the Separate Account, the calculation of the total return begins on the day it has investment activity during the period. Unit values and returns for bands or Subaccounts that had no operations activity during the reporting period are not shown. As the total returns for the Subaccounts are presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund divided by average net assets during the period. It is not annualized for periods less than one year. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alger Capital Appreciation Portfolio
2022	7	$176.52	$169.26	$1,157	0.00%	1.25%	1.40%	(32.10)%	(39.89)%
2021	9	281.58	259.96	2,376	0.00%	1.25%	1.55%	22.33%	8.61%
2020	10	230.19	239.35	2,200	0.00%	1.00%	1.40%	39.79%	40.00%
2019	10	164.67	170.96	1,722	0.00%	1.25%	1.40%	31.73%	31.92%
2018	12	125.01	129.59	1,545	0.08%	1.25%	1.40%	(1.50)%	(1.35)%
Alger Large Cap Growth Portfolio
2022	7	185.31	167.49	1,154	0.00%	1.25%	1.55%	(33.17)%	(45.24)%
2021	7	305.88	277.29	2,051	0.00%	1.25%	1.55%	21.48%	0.13%
2020	7	251.80	276.93	1,944	0.20%	1.00%	1.55%	64.47%	64.96%
2019	8	153.10	167.88	1,293	0.00%	1.25%	1.55%	25.47%	25.85%
2018	9	122.02	133.40	1,140	0.00%	1.25%	1.55%	0.63%	0.93%
Alger Mid Cap Growth Portfolio
2022	12	115.85	110.78	1,284	0.00%	1.25%	1.40%	(31.21)%	(39.64)%
2021	12	183.51	168.41	2,194	0.00%	1.25%	1.55%	7.30%	(5.56)%
2020	13	171.02	178.32	2,323	0.00%	1.00%	1.40%	62.33%	62.61%
2019	17	105.35	109.66	1,762	0.00%	1.25%	1.40%	28.45%	28.64%
2018	20	82.02	85.25	1,676	0.00%	1.25%	1.40%	(8.74)%	(8.60)%
Alger Small Cap Growth Portfolio
2022	7	24.76	131.02	306	0.00%	0.25%	1.40%	7.98%	(41.85)%
2021	9	225.30	22.93	571	0.00%	0.25%	1.55%	(2.64)%	(46.35)%
2020	12	231.40	42.74	674	1.22%	0.00%	1.40%	64.83%	66.74%
2019	12	140.39	25.63	441	0.00%	0.25%	1.40%	27.54%	29.01%
2018	12	110.07	19.87	371	0.00%	0.25%	1.40%	0.02%	1.18%
Alger Weatherbie Specialized Growth Portfolio
2022	1	20.02	19.67	25	0.00%	1.00%	1.20%	(26.00)%	(42.74)%
2021	1	34.36	27.05	41	0.00%	0.25%	1.20%	13.51%	(11.83)%
2020	9	30.27	30.68	277	0.00%	1.00%	1.20%	56.94%	57.25%
2019	9	16.33	19.51	176	0.00%	1.00%	1.20%	36.65%	36.93%
2018	9	11.95	14.25	129	0.00%	1.00%	1.20%	(4.35)%	(4.16)%
Alps Alerian Energy Infrastructure Portfolio
2022	120	11.57	13.24	1,536	4.65%	0.20%	1.20%	18.32%	9.79%
2021	105	12.06	9.78	1,181	2.08%	0.20%	1.20%	43.74%	36.02%
2020	98	8.39	7.19	798	3.24%	0.00%	1.20%	(26.01)%	(25.29)%
2019	92	11.34	9.62	1,039	1.62%	0.20%	1.20%	18.98%	20.18%
2018	95	9.53	8.00	900	2.04%	0.20%	1.20%	(19.93)%	(19.12)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Alps Red Rocks Listed Private Equity Portfolio
2022	104	$14.54	$13.22	$1,392	10.13%	0.20%	1.20%	(22.76)%	(35.69)%
2021	147	20.56	18.82	2,791	4.39%	0.20%	1.20%	24.15%	13.58%
2020	152	16.56	16.57	2,354	12.37%	0.00%	1.20%	7.93%	9.05%
2019	179	14.24	15.19	2,576	0.00%	0.20%	1.20%	38.17%	39.56%
2018	195	10.31	10.89	2,029	6.03%	0.20%	1.20%	(13.58)%	(12.71)%
American Century Investments VP Inflation Protection Fund
2022	136	10.97	10.43	1,448	4.75%	0.20%	1.20%	(8.12)%	(18.45)%
2021	154	12.79	11.94	1,906	3.20%	0.20%	1.20%	10.54%	0.17%
2020	129	11.57	11.92	1,516	1.47%	0.00%	1.20%	8.29%	9.30%
2019	126	10.68	10.91	1,359	2.28%	0.20%	1.20%	7.60%	8.68%
2018	154	9.93	10.03	1,535	3.04%	0.20%	1.20%	(3.98)%	(3.02)%
American Century Investments VP Mid Cap Value Fund
2022	470	15.17	20.14	8,077	2.09%	0.20%	1.20%	(0.61)%	(36.46)%
2021	530	31.69	15.26	9,431	1.02%	0.20%	1.20%	86.41%	21.59%
2020	566	17.00	12.55	8,200	1.80%	0.00%	1.20%	(0.12)%	0.91%
2019	614	17.02	12.44	8,922	1.92%	0.20%	1.20%	27.46%	28.74%
2018	619	13.35	9.66	7,165	1.31%	0.20%	1.20%	(14.01)%	(13.13)%
American Century Investments VP Value Fund
2022	738	15.53	16.51	12,137	1.93%	0.20%	1.20%	1.09%	(5.73)%
2021	780	17.51	15.36	12,903	1.61%	0.20%	1.20%	29.13%	22.78%
2020	798	13.56	12.51	10,740	2.33%	0.00%	1.20%	(0.35)%	0.61%
2019	870	13.61	12.43	11,750	1.97%	0.20%	1.20%	25.41%	26.66%
2018	771	10.86	9.81	8,300	1.56%	0.20%	1.20%	(10.37)%	(9.46)%
American Funds IS Blue Chip Income and Growth Fund
2022	683	14.23	13.58	9,544	2.47%	0.20%	1.20%	(5.47)%	(13.02)%
2021	318	15.61	15.05	4,843	1.26%	0.20%	1.20%	30.74%	22.66%
2020	353	11.94	12.27	4,249	1.79%	0.00%	1.20%	7.22%	8.28%
2019	340	11.14	11.33	3,796	2.03%	0.20%	1.20%	19.59%	20.78%
2018	168	9.32	9.38	1,571	2.72%	0.20%	1.20%	(6.81)%	(6.18)%
American Funds IS Global Growth and Income Fund
2022	497	13.68	12.93	6,474	2.13%	0.20%	1.20%	(13.78)%	(22.26)%
2021	549	16.63	15.87	8,776	1.45%	0.20%	1.20%	18.53%	9.00%
2020	581	14.03	14.56	8,194	1.18%	0.00%	1.20%	7.21%	8.33%
2019	654	13.09	13.44	8,593	1.87%	0.20%	1.20%	29.17%	30.47%
2018	543	10.13	10.30	5,510	1.99%	0.20%	1.20%	(10.97)%	(10.07)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth Fund
2022	638	$15.82	$15.10	$9,706	0.10%	0.20%	1.20%	(27.65)%	(33.44)%
2021	698	22.69	21.87	15,365	0.06%	0.20%	1.20%	24.74%	17.08%
2020	885	18.19	18.68	16,220	0.24%	0.00%	1.20%	49.96%	51.39%
2019	581	12.13	12.34	7,061	0.60%	0.20%	1.20%	28.88%	30.19%
2018	417	9.41	9.48	3,931	0.26%	0.20%	1.20%	(5.85)%	(5.22)%
American Funds IS Growth-Income Fund
2022	523	13.85	13.22	6,975	1.05%	0.20%	1.20%	(13.77)%	(20.67)%
2021	584	16.66	16.06	9,445	0.94%	0.20%	1.20%	26.88%	19.14%
2020	622	13.13	13.48	8,206	1.30%	0.00%	1.20%	11.92%	13.02%
2019	603	11.73	11.93	7,084	1.57%	0.20%	1.20%	24.36%	25.61%
2018	428	9.43	9.50	4,036	1.79%	0.20%	1.20%	(5.66)%	(5.02)%
American Funds IS International Fund
2022	376	12.21	10.38	4,030	1.45%	0.20%	1.20%	(6.34)%	(33.04)%
2021	440	15.50	13.04	6,005	2.26%	0.20%	1.20%	13.14%	(17.47)%
2020	439	13.70	15.80	6,130	0.47%	0.00%	1.20%	12.26%	13.40%
2019	479	12.20	13.93	5,911	1.28%	0.20%	1.20%	21.20%	22.43%
2018	492	10.06	11.38	4,988	1.76%	0.20%	1.20%	(14.45)%	(13.58)%
American Funds IS New World Fund
2022	290	14.13	13.57	4,001	1.08%	0.20%	1.20%	(20.00)%	(27.24)%
2021	317	18.65	17.66	5,676	0.64%	0.20%	1.20%	9.13%	1.26%
2020	334	17.09	17.44	5,758	0.04%	0.00%	1.20%	21.79%	23.05%
2019	351	14.03	14.17	4,949	0.79%	0.20%	1.20%	27.28%	28.56%
2018	316	11.02	11.02	3,490	0.82%	0.20%	1.20%	(15.28)%	(14.42)%
Blackrock 60/40 Target Allocation Etf VI Fund
2022	1	11.25	11.25	14	0.23%	1.20%	1.20%	(16.02)%	(18.28)%
2021	2	13.77	13.40	30	0.79%	0.20%	1.20%	13.33%	8.59%
2020	6	12.15	12.34	68	1.55%	0.00%	1.20%	12.98%	14.04%
Blackrock Global Allocation VI Fund
2022	574	13.18	12.49	7,048	0.00%	0.20%	1.20%	(9.40)%	(22.86)%
2021	783	16.19	14.55	11,558	0.82%	0.20%	1.20%	13.06%	(1.82)%
2020	866	14.32	14.82	12,127	1.40%	0.00%	1.20%	19.26%	20.47%
2019	940	11.60	12.30	11,020	1.28%	0.20%	1.20%	16.34%	17.52%
2018	942	9.97	10.47	9,485	0.96%	0.20%	1.20%	(8.69)%	(7.76)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Blackrock High Yield VI Fund
2022	740	$11.89	$11.62	$8,677	5.04%	0.20%	1.20%	(9.60)%	(17.80)%
2021	897	14.14	13.15	11,875	4.27%	0.20%	1.20%	11.69%	3.71%
2020	787	12.66	12.68	9,994	5.44%	0.00%	1.20%	5.75%	6.85%
2019	798	11.97	11.87	9,551	5.14%	0.20%	1.20%	13.49%	14.64%
2018	835	10.55	10.36	8,810	5.26%	0.20%	1.20%	(4.06)%	(3.10)%
BNY Mellon IP Technology Growth Portfolio
2022	12	30.94	20.03	356	0.00%	0.25%	1.20%	(4.42)%	(65.46)%
2021	16	57.99	32.37	863	0.00%	0.25%	1.20%	70.31%	(37.28)%
2020	17	34.05	51.61	791	0.07%	0.00%	1.20%	67.59%	69.17%
2019	18	17.36	30.51	514	0.00%	0.25%	1.20%	24.02%	25.20%
2018	19	13.99	24.37	420	0.00%	0.25%	1.20%	(2.45)%	(1.52)%
BNY Mellon Sustainable U.S. Equity Portfolio
2022	4	88.92	85.09	374	0.52%	1.25%	1.40%	(13.42)%	(27.11)%
2021	4	116.74	102.70	495	0.74%	1.25%	1.55%	30.68%	10.34%
2020	4	89.33	93.08	397	1.16%	1.00%	1.40%	22.43%	22.60%
2019	5	72.97	75.92	325	1.44%	1.25%	1.40%	32.49%	32.69%
2018	5	55.08	57.21	246	1.76%	1.25%	1.40%	(5.74)%	(5.60)%
BNY Mellon VIF Appreciation Portfolio Service Shares
2022	25	29.72	21.83	625	0.43%	0.25%	1.20%	25.52%	(40.12)%
2021	26	36.45	23.68	792	0.20%	0.25%	1.20%	68.98%	(17.86)%
2020	28	21.57	28.83	706	0.60%	0.00%	1.20%	21.88%	23.08%
2019	29	17.70	23.42	582	0.92%	0.25%	1.20%	34.16%	35.44%
2018	29	13.19	17.29	442	1.02%	0.25%	1.20%	(8.22)%	(7.34)%
BNY Mellon VIF Appreciation Portfolio
2022	2	126.61	120.67	248	0.64%	1.25%	1.40%	(11.44)%	(22.88)%
2021	3	156.47	142.97	381	0.44%	1.25%	1.55%	31.34%	14.72%
2020	3	119.13	124.63	310	0.85%	1.00%	1.40%	21.97%	22.16%
2019	3	97.67	102.02	285	1.14%	1.25%	1.40%	34.20%	34.41%
2018	4	72.78	75.91	273	1.26%	1.25%	1.40%	(8.15)%	(7.97)%
BNY Mellon VIF Growth and Income Portfolio
2022	3	101.49	97.21	289	0.77%	1.25%	1.40%	(4.00)%	(19.43)%
2021	4	120.64	105.72	412	0.47%	1.25%	1.55%	29.15%	8.72%
2020	4	93.41	97.24	366	0.83%	1.00%	1.40%	22.91%	23.10%
2019	4	76.00	78.99	320	1.02%	1.25%	1.40%	27.32%	27.52%
2018	6	59.69	61.95	337	0.80%	1.25%	1.40%	(6.02)%	(5.88)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Clearbridge Variable Large Cap Growth Portfolio
2022	309	$15.99	$15.11	$4,702	0.00%	0.20%	1.20%	(29.32)%	(36.26)%
2021	363	23.70	22.62	8,280	0.00%	0.20%	1.20%	25.93%	15.82%
2020	402	18.82	19.53	7,608	0.02%	0.00%	1.20%	28.84%	30.19%
2019	448	14.61	15.00	6,571	0.16%	0.20%	1.20%	30.28%	31.58%
2018	375	11.21	11.40	4,212	0.18%	0.20%	1.20%	(1.42)%	(0.43)%
Clearbridge Variable Mid Cap Portfolio
2022	78	13.42	12.83	1,024	0.09%	0.40%	1.20%	(22.99)%	(29.75)%
2021	83	18.26	17.43	1,473	0.03%	0.20%	1.20%	32.90%	23.18%
2020	86	13.74	14.15	1,194	0.04%	0.00%	1.20%	13.72%	14.65%
2019	112	12.08	12.34	1,367	0.37%	0.40%	1.20%	31.07%	32.12%
2018	85	9.22	9.37	790	0.27%	0.20%	1.20%	(13.85)%	(12.97)%
Clearbridge Variable Small Cap Growth Portfolio
2022	287	18.22	16.66	4,874	0.00%	0.20%	1.20%	(23.28)%	(35.69)%
2021	342	25.91	23.75	8,273	0.00%	0.20%	1.20%	18.20%	3.49%
2020	362	21.92	22.95	7,858	0.00%	0.00%	1.20%	41.21%	42.61%
2019	335	15.16	16.09	5,117	0.00%	0.20%	1.20%	25.05%	26.30%
2018	326	12.12	12.74	3,985	0.00%	0.20%	1.20%	1.97%	3.00%
Columbia Variable Portfolio - Select Small Cap Value Fund
2022	14	21.30	20.93	297	0.00%	1.25%	1.40%	(13.23)%	(17.44)%
2021	15	25.35	24.55	381	0.00%	1.25%	1.55%	30.87%	24.87%
2020	15	19.37	19.66	294	0.00%	1.00%	1.40%	7.43%	7.57%
2019	17	18.03	18.03	304	0.00%	1.40%	1.40%	15.81%	15.81%
2018	21	15.57	15.57	331	0.00%	1.40%	1.40%	(14.04)%	(14.04)%
Columbia Variable Portfolio - Seligman Global Technology Fund I
2022	121	47.99	47.15	5,713	0.00%	1.25%	1.40%	(30.35)%	(33.76)%
2021	129	71.17	68.90	9,028	0.40%	1.25%	1.55%	39.33%	32.93%
2020	138	51.08	51.83	7,049	0.00%	1.00%	1.40%	44.17%	44.39%
2019	148	35.43	35.90	5,233	0.00%	1.25%	1.40%	53.16%	53.38%
2018	167	23.14	23.41	3,870	0.00%	1.25%	1.40%	(9.43)%	(9.30)%
Columbia Variable Portfolio - Seligman Global Technology Fund II
2022	2	104.75	101.25	160	0.00%	1.25%	1.40%	(28.14)%	(34.96)%
2021	2	155.66	145.77	248	0.29%	1.25%	1.55%	41.28%	28.26%
2020	2	110.18	113.65	205	0.00%	1.00%	1.40%	43.78%	43.99%
2019	2	76.63	78.93	173	0.00%	1.25%	1.40%	52.82%	53.05%
2018	2	50.15	51.57	98	0.00%	1.25%	1.40%	(9.73)%	(9.59)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia Variable Portfolio - Small Cap Value Fund
2022	1	$26.24	$17.59	$22	0.49%	0.25%	1.00%	36.61%	(39.14)%
2021	1	28.90	19.21	24	0.51%	0.25%	1.20%	88.77%	(14.58)%
2020	1	15.31	22.49	19	0.40%	0.00%	1.00%	7.48%	8.30%
2019	2	14.24	20.77	47	0.27%	0.25%	1.00%	19.78%	20.68%
2018	2	11.88	17.21	39	0.17%	0.25%	1.00%	(19.02)%	(18.37)%
Columbia Variable Portfolio - Strategic Income Fund
2022	278	10.45	9.98	2,845	2.77%	0.20%	1.20%	(8.39)%	(15.74)%
2021	323	11.84	11.41	3,757	5.22%	0.20%	1.20%	4.23%	(2.23)%
2020	286	11.36	11.67	3,298	3.83%	0.00%	1.20%	5.31%	6.39%
2019	232	10.79	10.97	2,511	4.22%	0.20%	1.20%	8.91%	10.00%
2018	74	9.90	9.97	737	1.69%	0.20%	1.20%	(0.96)%	(0.29)%
Delaware VIP Emerging Markets Series
2022	202	12.40	11.36	2,352	3.99%	0.20%	1.20%	(8.81)%	(38.90)%
2021	268	18.59	13.60	4,355	0.06%	0.20%	1.20%	11.72%	(23.64)%
2020	276	16.64	17.81	4,683	0.51%	0.00%	1.20%	23.21%	24.44%
2019	343	11.53	14.31	4,739	0.42%	0.20%	1.20%	20.80%	22.01%
2018	373	9.55	11.73	4,262	3.01%	0.20%	1.20%	(17.04)%	(16.20)%
Delaware VIP International Series
2022	40	8.72	8.72	348	1.29%	1.20%	1.20%	(18.55)%	(19.38)%
2021	44	10.82	10.71	476	0.95%	0.20%	1.20%	6.39%	5.31%
2020	55	10.17	10.17	558	0.00%	0.00%	1.20%	1.70%	1.70%
Delaware VIP Reit Series
2022	100	11.10	11.33	1,170	2.45%	0.20%	1.20%	(24.92)%	(54.38)%
2021	143	24.84	14.79	2,264	2.37%	0.20%	1.20%	90.34%	40.86%
2020	148	13.05	10.50	1,662	1.78%	0.00%	1.20%	(11.69)%	(10.85)%
2019	165	14.78	11.78	2,125	1.84%	0.20%	1.20%	24.99%	26.24%
2018	165	11.83	9.33	1,700	1.77%	0.20%	1.20%	(8.62)%	(7.70)%
Delaware VIP Small Cap Value Series
2022	188	13.46	15.08	2,891	0.54%	0.20%	1.20%	(11.63)%	(48.17)%
2021	245	29.09	15.23	4,356	0.62%	0.20%	1.20%	121.22%	32.43%
2020	254	13.15	11.50	3,402	1.11%	0.00%	1.20%	(3.32)%	(2.34)%
2019	285	13.60	11.78	4,031	0.78%	0.20%	1.20%	26.20%	27.46%
2018	262	10.78	9.25	2,913	0.53%	0.20%	1.20%	(17.94)%	(17.11)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA Equity Allocation Portfolio
2022	44	$14.80	$14.80	$654	1.80%	0.55%	0.55%	(13.65)%	(14.15)%
2021	44	17.24	17.14	762	2.16%	0.55%	0.75%	23.67%	22.96%
2020	44	13.94	13.94	617	1.98%	1.00%	0.55%	11.51%	11.51%
2019	45	12.50	12.50	562	1.87%	0.55%	0.55%	24.96%	24.96%
Dimensional VA Global Bond Portfolio
2022	7	9.58	9.58	67	1.53%	0.55%	0.55%	(6.30)%	(6.85)%
2021	8	10.28	10.22	77	0.75%	0.55%	0.75%	(1.15)%	(2.20)%
2020	7	10.40	10.45	75	0.01%	1.00%	0.75%	0.71%	0.92%
2019	19	10.33	10.35	201	4.53%	0.55%	0.75%	3.31%	3.52%
Dimensional VA Global Moderate Allocation Portfolio
2022	22	13.07	13.07	286	1.47%	0.55%	0.55%	(10.93)%	(11.47)%
2021	22	14.76	14.67	323	1.48%	0.55%	0.75%	13.63%	12.93%
2020	22	12.99	12.99	285	3.43%	1.00%	0.55%	10.66%	10.66%
2019	6	11.74	11.74	67	2.31%	0.55%	0.55%	17.38%	17.38%
Dimensional VA International Value Portfolio
2022	118	11.01	9.96	1,236	3.85%	0.55%	1.55%	5.07%	(13.18)%
2021	125	11.47	10.48	1,365	3.96%	0.55%	1.55%	27.30%	7.38%
2020	130	9.01	9.76	1,215	2.54%	1.00%	1.55%	(3.25)%	(2.27)%
2019	157	9.31	9.99	1,502	3.69%	0.55%	1.55%	14.08%	15.23%
2018	142	8.67	8.16	1,191	4.44%	0.55%	1.55%	(18.37)%	(17.55)%
Dimensional VA International Small Portfolio
2022	87	10.44	9.50	871	2.53%	0.55%	1.55%	(10.88)%	(25.47)%
2021	94	12.74	11.71	1,156	2.59%	0.55%	1.55%	22.74%	4.74%
2020	97	10.38	11.18	1,048	2.33%	1.00%	1.55%	7.69%	8.79%
2019	106	9.64	10.28	1,053	2.73%	0.55%	1.55%	21.99%	23.21%
2018	115	8.34	7.90	933	3.60%	0.55%	1.55%	(21.01)%	(20.21)%
Dimensional VA Short-Term Fixed Portfolio
2022	3	9.95	9.95	33	0.53%	0.55%	0.55%	(1.06)%	(1.74)%
2021	9	10.13	10.06	94	0.01%	0.55%	0.75%	(0.30)%	(1.37)%
2020	4	10.16	10.20	37	0.58%	1.00%	0.75%	(0.20)%	0.00%
2019	4	10.18	10.20	44	0.64%	0.55%	0.75%	1.75%	1.96%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Dimensional VA US Large Value Portfolio
2022	272	$13.79	$12.19	$3,563	2.18%	0.55%	1.55%	5.92%	(16.38)%
2021	298	14.58	13.02	4,155	1.75%	0.55%	1.55%	40.06%	12.82%
2020	351	10.41	11.54	3,847	2.50%	1.00%	1.55%	(2.93)%	(1.88)%
2019	345	10.72	11.76	3,852	2.17%	0.55%	1.55%	23.86%	25.10%
2018	338	9.40	8.65	3,033	3.33%	0.55%	1.55%	(13.48)%	(12.60)%
Dimensional VA Us Targeted Value Portfolio
2022	171	14.55	13.27	2,327	1.29%	0.55%	1.55%	3.41%	(13.07)%
2021	175	15.27	14.07	2,521	1.43%	0.55%	1.55%	49.27%	28.03%
2020	175	10.23	10.99	1,827	2.01%	1.00%	1.55%	2.33%	3.43%
2019	181	10.00	10.63	1,841	1.58%	0.55%	1.55%	20.67%	21.88%
2018	167	8.72	8.28	1,396	1.44%	0.55%	1.55%	(17.17)%	(16.33)%
DWS Capital Growth VIP
2022	62	19.61	24.24	1,924	0.00%	0.20%	1.20%	(27.68)%	(55.14)%
2021	65	54.02	27.11	2,888	0.00%	0.20%	1.20%	84.12%	16.50%
2020	67	29.34	23.27	2,422	0.28%	0.00%	1.20%	37.04%	38.40%
2019	75	21.41	16.81	1,990	0.16%	0.20%	1.20%	35.17%	36.51%
2018	83	12.31	15.84	1,573	0.55%	0.20%	1.20%	(3.05)%	(2.06)%
DWS Croci U.S. VIP
2022	3	18.11	12.74	43	1.59%	0.25%	1.00%	20.68%	(40.85)%
2021	3	21.53	15.01	60	1.64%	0.25%	1.20%	78.97%	(12.22)%
2020	5	12.03	17.10	79	2.33%	0.00%	1.20%	(13.48)%	(12.64)%
2019	8	13.90	19.57	135	1.57%	0.25%	1.20%	30.90%	32.15%
2018	8	14.81	10.62	103	2.16%	0.25%	1.20%	(11.77)%	(10.94)%
DWS Global Small Cap VIP
2022	2	16.94	10.05	24	0.25%	0.25%	1.20%	26.25%	(55.17)%
2021	2	22.41	13.42	34	0.07%	0.20%	1.20%	89.27%	(31.53)%
2020	2	11.84	19.60	30	0.63%	0.00%	1.20%	15.55%	16.66%
2019	2	10.25	16.80	25	0.00%	0.25%	1.20%	19.63%	20.78%
2018	2	13.91	8.57	25	0.00%	0.25%	1.20%	(21.70)%	(20.94)%
DWS Small Mid Cap Value VIP
2022	12	20.82	14.13	257	0.46%	0.25%	1.00%	24.36%	(43.23)%
2021	12	24.89	16.74	307	0.86%	0.25%	1.20%	88.28%	(12.72)%
2020	12	13.22	19.18	237	1.21%	0.00%	1.00%	(2.09)%	(1.36)%
2019	12	13.50	19.45	240	0.36%	0.25%	1.00%	19.79%	20.69%
2018	12	16.11	11.27	199	0.98%	0.25%	1.00%	(17.16)%	(16.54)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Eaton Vance Vt Floating-Rate Income Fund
2022	802	$11.24	$11.05	$8,946	4.63%	0.20%	1.20%	(2.00)%	(8.94)%
2021	786	12.13	11.47	9,089	2.87%	0.20%	1.20%	8.01%	2.41%
2020	577	11.23	11.20	6,494	3.53%	0.00%	1.20%	0.80%	1.82%
2019	657	11.14	11.00	7,311	4.31%	0.20%	1.20%	5.80%	6.87%
2018	957	10.29	10.53	10,009	3.82%	0.20%	1.20%	(1.27)%	(0.27)%
Empower Aggressive Profile Fund
2022	489	14.30	13.52	6,718	1.53%	0.20%	1.20%	(11.26)%	(20.03)%
2021	538	16.90	16.12	8,772	5.36%	0.20%	1.20%	23.72%	13.76%
2020	632	13.66	14.17	8,708	1.75%	0.00%	1.20%	10.67%	11.73%
2019	626	12.34	12.68	7,776	1.97%	0.20%	1.20%	24.59%	25.85%
2018	632	10.07	9.90	6,284	2.73%	0.20%	1.20%	(11.48)%	(10.59)%
Empower Ariel Mid Cap Value Fund
2022	85	14.49	13.65	1,302	4.88%	0.20%	1.20%	(8.72)%	(57.62)%
2021	110	32.21	15.87	1,910	2.26%	0.20%	1.20%	153.02%	19.86%
2020	99	12.73	13.24	1,388	2.76%	0.00%	1.20%	7.80%	8.83%
2019	104	11.81	12.17	1,357	1.33%	0.20%	1.20%	22.84%	24.07%
2018	90	9.81	9.62	965	0.69%	0.20%	1.20%	(15.43)%	(14.58)%
Empower Bond Index Fund
2022	1,516	9.90	9.38	14,866	1.15%	0.20%	1.20%	(10.01)%	(24.40)%
2021	1,771	12.41	11.00	20,202	0.80%	0.20%	1.20%	6.07%	(6.78)%
2020	2,060	11.70	11.80	24,244	1.56%	0.00%	1.20%	5.89%	6.94%
2019	2,143	10.77	11.03	23,821	1.08%	0.20%	1.20%	6.80%	7.86%
2018	1,710	10.22	10.08	17,736	1.37%	0.20%	1.20%	(1.60)%	(0.60)%
Empower Conservative Profile Fund
2022	763	11.54	10.90	8,495	1.59%	0.20%	1.20%	(5.79)%	(15.08)%
2021	1,193	12.84	12.25	14,827	2.39%	0.20%	1.20%	10.12%	1.24%
2020	1,216	11.66	12.10	14,326	2.11%	0.00%	1.20%	6.97%	8.00%
2019	1,323	10.90	11.20	14,533	2.25%	0.20%	1.20%	10.21%	11.32%
2018	1,335	10.06	9.89	13,279	3.14%	0.20%	1.20%	(4.31)%	(3.34)%
Empower Conservative Profile Fund Class L
2022	630	11.38	10.76	6,853	1.08%	0.20%	1.20%	(6.08)%	(15.31)%
2021	718	12.70	12.12	8,766	1.52%	0.20%	1.20%	9.86%	1.08%
2020	770	11.56	11.99	8,948	1.17%	0.00%	1.20%	6.63%	7.74%
2019	596	10.84	11.13	6,491	1.50%	0.20%	1.20%	9.89%	10.99%
2018	527	10.03	9.86	5,207	2.31%	0.20%	1.20%	(4.47)%	(3.51)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Core Bond Fund
2022	684	$10.05	$9.63	$6,984	1.12%	0.20%	1.20%	(12.04)%	(26.55)%
2021	806	13.11	11.42	9,636	0.79%	0.20%	1.20%	11.57%	(4.91)%
2020	796	11.75	12.01	9,690	3.14%	0.00%	1.20%	6.77%	7.81%
2019	478	11.00	11.14	5,327	2.49%	0.20%	1.20%	7.88%	8.98%
2018	402	10.22	10.20	4,183	2.54%	0.20%	1.20%	(2.39)%	(1.41)%
Empower Emerging Markets Equity Fund
2022	91	8.82	8.42	789	1.20%	0.20%	1.20%	(19.60)%	(26.03)%
2021	86	11.38	10.97	962	1.34%	0.20%	1.20%	(2.07)%	(8.05)%
2020	86	11.62	11.93	1,014	2.12%	0.00%	1.20%	18.17%	19.31%
2019	100	9.83	10.00	987	0.74%	0.20%	1.20%	20.22%	21.42%
2018	84	8.23	8.18	687	2.11%	0.20%	1.20%	(18.21)%	(17.66)%
Empower Global Bond Fund
2022	388	8.79	7.96	3,232	0.76%	0.20%	1.20%	(5.97)%	(31.01)%
2021	440	11.54	9.35	4,333	0.07%	0.20%	1.20%	13.03%	(15.46)%
2020	499	10.21	11.06	5,298	1.18%	0.00%	1.20%	5.09%	5.11%
2019	519	9.72	10.52	5,270	3.86%	0.20%	1.20%	2.84%	3.86%
2018	449	10.13	9.45	4,450	2.72%	0.20%	1.20%	(1.47)%	(0.47)%
Empower Government Money Market Fund
2022	5,312	10.39	9.62	53,115	1.28%	0.20%	1.20%	10.30%	(6.55)%
2021	4,098	10.29	9.42	40,446	0.01%	0.20%	1.20%	5.76%	(8.63)%
2020	4,542	9.73	10.31	45,458	0.29%	0.00%	1.20%	(0.91)%	0.05%
2019	3,785	9.62	10.30	38,071	1.75%	0.20%	1.20%	0.54%	1.55%
2018	4,102	10.14	9.56	40,842	1.42%	0.20%	1.20%	0.18%	1.18%
Empower High Yield Bond Fund
2022	117	11.73	11.65	1,385	3.09%	0.20%	1.20%	(11.08)%	(35.63)%
2021	139	18.10	13.19	1,873	3.04%	0.20%	1.20%	38.70%	2.41%
2020	146	13.05	12.88	1,940	3.95%	0.00%	1.20%	9.50%	10.56%
2019	193	11.92	11.65	2,426	5.56%	0.20%	1.20%	13.04%	14.17%
2018	151	10.20	10.55	1,677	7.87%	0.20%	1.20%	(5.08)%	(4.12)%
Empower Inflation- Protected Securities Fund
2022	59	10.77	10.28	621	4.97%	0.20%	1.20%	(5.71)%	(13.27)%
2021	62	11.85	11.42	713	2.33%	0.20%	1.20%	7.43%	0.79%
2020	49	11.03	11.33	548	1.26%	0.00%	1.20%	6.28%	7.40%
2019	39	10.38	10.55	402	1.53%	0.20%	1.20%	5.08%	6.14%
2018	37	9.94	9.88	366	6.07%	0.20%	1.20%	(1.22)%	(0.56)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower International Growth Fund
2022	149	$13.22	$11.62	$1,707	0.00%	0.20%	1.20%	(17.70)%	(54.43)%
2021	185	25.50	16.06	3,059	0.13%	0.20%	1.20%	58.19%	(10.63)%
2020	190	16.12	17.97	2,978	0.00%	0.00%	1.20%	26.82%	28.07%
2019	207	12.09	14.03	2,659	0.13%	0.20%	1.20%	32.47%	33.79%
2018	193	10.48	9.12	1,809	0.00%	0.20%	1.20%	(17.88)%	(17.04)%
Empower International Index Fund
2022	949	13.06	11.03	11,992	1.56%	0.20%	1.20%	(0.31)%	(45.25)%
2021	1,129	20.15	13.10	16,726	2.16%	0.20%	1.20%	64.89%	(5.69)%
2020	1,072	12.22	13.89	14,512	1.87%	0.00%	1.20%	6.25%	7.31%
2019	1,100	11.26	12.94	13,930	2.48%	0.20%	1.20%	19.80%	21.00%
2018	1,042	10.69	9.40	11,163	2.23%	0.20%	1.20%	(14.88)%	(14.01)%
Empower International Value Fund
2022	281	13.28	13.83	3,924	1.11%	0.20%	1.20%	(10.25)%	(40.46)%
2021	320	23.22	14.80	5,242	1.58%	0.20%	1.20%	54.18%	4.30%
2020	357	15.06	14.19	5,319	1.07%	0.00%	1.20%	8.45%	9.55%
2019	386	13.89	12.95	5,366	1.31%	0.20%	1.20%	20.61%	21.83%
2018	364	10.63	11.52	4,116	1.44%	0.20%	1.20%	(16.59)%	(15.74)%
Empower Large Cap Growth Fund
2022	248	23.00	22.26	5,618	0.36%	0.20%	1.20%	(21.52)%	(28.07)%
2021	266	30.94	29.31	7,874	0.86%	0.20%	1.20%	26.03%	17.85%
2020	310	24.55	24.87	7,671	2.96%	0.00%	1.20%	39.80%	41.15%
2019	263	17.56	17.62	4,642	0.19%	0.20%	1.20%	34.59%	35.94%
2018	233	12.96	13.05	3,044	0.30%	0.20%	1.20%	(1.15)%	(0.15)%
Empower Large Cap Value Fund
2022	448	13.38	12.96	5,871	0.05%	0.20%	1.20%	(1.64)%	(6.77)%
2021	442	13.90	13.60	6,042	0.37%	0.20%	1.20%	27.29%	23.08%
2020	383	10.92	11.05	4,196	0.07%	0.00%	1.20%	2.46%	3.48%
2019	422	10.66	10.68	4,499	0.00%	0.20%	1.20%	6.59%	6.78%
Empower Lifetime 2015 Fund
2022	81	12.77	12.42	1,047	1.85%	0.20%	1.20%	(10.89)%	(17.85)%
2021	112	15.12	14.33	1,645	2.13%	0.20%	1.20%	13.09%	6.38%
2020	115	13.37	13.47	1,558	1.98%	0.00%	1.20%	9.67%	10.77%
2019	113	12.19	12.16	1,387	1.46%	0.20%	1.20%	13.80%	14.94%
2018	118	10.58	10.71	1,260	2.18%	0.20%	1.20%	(5.56)%	(4.61)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2020 Fund
2022	191	$13.01	$12.74	$2,446	1.86%	0.20%	1.20%	(12.18)%	(18.50)%
2021	263	15.63	14.81	3,900	2.28%	0.20%	1.20%	13.84%	7.79%
2020	268	13.73	13.74	3,678	2.15%	0.00%	1.20%	10.03%	11.09%
2019	261	12.48	12.37	3,241	1.91%	0.20%	1.20%	15.06%	16.20%
2018	231	10.64	10.85	2,486	2.85%	0.20%	1.20%	(6.08)%	(5.13)%
Empower Lifetime 2025 Fund
2022	334	13.37	13.10	4,456	1.62%	0.20%	1.20%	(13.09)%	(19.35)%
2021	378	16.24	15.38	5,890	2.11%	0.20%	1.20%	14.93%	8.77%
2020	410	14.13	14.14	5,842	2.06%	0.00%	1.20%	10.93%	12.02%
2019	418	12.74	12.62	5,361	1.49%	0.20%	1.20%	16.60%	17.77%
2018	496	10.72	10.93	5,446	2.04%	0.20%	1.20%	(6.87)%	(5.92)%
Empower Lifetime 2030 Fund
2022	164	13.79	13.67	2,249	1.79%	0.20%	1.20%	(13.95)%	(20.04)%
2021	183	17.09	16.02	2,970	2.48%	0.20%	1.20%	16.34%	10.25%
2020	199	14.69	14.53	2,923	2.23%	0.00%	1.20%	11.29%	12.43%
2019	193	13.20	12.92	2,546	1.99%	0.20%	1.20%	18.57%	19.76%
2018	196	10.79	11.13	2,171	3.37%	0.20%	1.20%	(7.85)%	(6.93)%
Empower Lifetime 2035 Fund
2022	122	14.28	14.11	1,811	1.39%	0.20%	1.20%	(14.95)%	(21.03)%
2021	141	17.87	16.79	2,470	2.17%	0.20%	1.20%	18.34%	12.16%
2020	151	15.10	14.97	2,354	2.03%	0.00%	1.20%	11.92%	13.10%
2019	160	13.49	13.24	2,212	1.43%	0.20%	1.20%	20.72%	21.92%
2018	155	10.86	11.17	1,756	1.61%	0.20%	1.20%	(8.97)%	(8.05)%
Empower Lifetime 2040 Fund
2022	16	14.60	14.61	237	1.62%	0.20%	1.20%	(15.63)%	(21.62)%
2021	17	18.64	17.31	307	3.17%	0.20%	1.20%	20.03%	13.73%
2020	14	15.53	15.22	211	2.20%	0.00%	1.20%	12.23%	13.37%
2019	29	13.84	13.84	396	1.42%	1.20%	1.20%	22.35%	22.35%
2018	40	10.86	11.31	445	3.15%	0.20%	1.20%	(9.85)%	(8.94)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2045 Fund
2022	72	$14.77	$14.65	$1,067	1.36%	0.20%	1.20%	(16.14)%	(22.14)%
2021	71	18.81	17.61	1,264	2.22%	0.20%	1.20%	21.04%	14.65%
2020	84	15.54	15.36	1,316	2.09%	0.00%	1.20%	12.55%	13.66%
2019	60	13.81	14.31	833	1.35%	0.25%	1.20%	23.10%	24.28%
2018	45	11.51	11.22	501	2.26%	0.25%	1.20%	(10.45)%	(9.59)%
Empower Lifetime 2050 Fund
2022	34	14.79	14.81	506	1.51%	0.20%	1.20%	(16.30)%	(22.24)%
2021	41	19.04	17.67	732	3.17%	0.20%	1.20%	21.12%	14.81%
2020	37	15.72	15.39	576	2.20%	0.00%	1.20%	12.61%	13.77%
2019	38	13.96	13.53	523	2.24%	0.20%	1.20%	23.34%	24.57%
2018	16	10.87	11.32	186	3.72%	0.20%	1.20%	(10.63)%	(9.72)%
Empower Lifetime 2055 Fund
2022	53	14.55	14.59	767	0.96%	0.40%	1.20%	(17.46)%	(22.42)%
2021	59	18.81	17.63	1,056	1.12%	0.20%	1.20%	21.04%	14.70%
2020	127	15.54	15.37	1,962	2.47%	0.00%	1.20%	12.58%	13.76%
2019	99	13.80	13.51	1,368	1.08%	0.20%	1.20%	23.22%	24.45%
2018	126	10.86	11.20	1,407	1.86%	0.20%	1.20%	(10.84)%	(9.93)%
Empower Mid Cap Value Fund
2022	151	13.98	14.67	2,213	0.61%	0.20%	1.20%	(11.06)%	(17.63)%
2021	172	17.81	15.72	2,885	16.08%	0.20%	1.20%	34.62%	28.64%
2020	225	13.23	12.22	2,936	0.80%	0.00%	1.20%	(1.53)%	(0.56)%
2019	264	13.44	12.29	3,508	0.19%	0.20%	1.20%	19.06%	20.25%
2018	251	10.22	11.29	2,799	5.29%	0.20%	1.20%	(13.36)%	(12.48)%
Empower Moderate Profile Fund
2022	5,289	12.88	12.17	64,814	2.18%	0.20%	1.20%	(7.98)%	(17.03)%
2021	6,344	14.67	14.00	89,306	3.33%	0.20%	1.20%	15.97%	6.63%
2020	6,948	12.65	13.13	88,281	1.61%	0.00%	1.20%	9.94%	10.98%
2019	7,381	11.51	11.83	85,209	2.00%	0.20%	1.20%	16.12%	17.28%
2018	7,559	10.08	9.91	75,077	3.05%	0.20%	1.20%	(7.41)%	(6.48)%
Empower Moderate Profile Fund Class L
2022	10,996	12.71	12.00	132,411	1.77%	0.20%	1.20%	(8.13)%	(17.15)%
2021	11,895	14.49	13.83	164,924	1.92%	0.20%	1.20%	15.46%	6.22%
2020	12,695	12.55	13.02	159,585	1.00%	0.00%	1.20%	9.68%	10.79%
2019	13,418	11.44	11.75	153,645	0.94%	0.20%	1.20%	15.83%	16.99%
2018	12,564	10.04	9.87	124,148	2.08%	0.20%	1.20%	(7.58)%	(6.65)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Aggressive Profile Fund
2022	1,067	$13.35	$12.62	$13,736	1.49%	0.20%	1.20%	(9.10)%	(18.07)%
2021	1,251	15.40	14.69	18,673	4.39%	0.20%	1.20%	18.28%	8.81%
2020	1,309	13.02	13.50	17,283	2.15%	0.00%	1.20%	10.39%	11.50%
2019	1,442	11.79	12.11	17,189	1.62%	0.20%	1.20%	18.90%	20.11%
2018	1,631	10.08	9.91	16,279	2.87%	0.20%	1.20%	(8.74)%	(7.81)%
Empower Moderately Conservative Profile Fund
2022	1,712	12.19	11.52	19,991	1.68%	0.20%	1.20%	(6.71)%	(15.91)%
2021	1,942	13.70	13.07	25,655	3.02%	0.20%	1.20%	13.04%	3.90%
2020	2,034	12.12	12.58	24,853	1.35%	0.00%	1.20%	8.26%	9.38%
2019	2,092	11.20	11.50	23,559	1.97%	0.20%	1.20%	13.09%	14.23%
2018	2,000	10.07	9.90	19,862	2.86%	0.20%	1.20%	(5.86)%	(4.92)%
Empower Moderately Conservative Profile Fund Class L
2022	1,642	12.01	11.35	18,775	1.17%	0.20%	1.20%	(6.97)%	(16.07)%
2021	1,754	13.52	12.91	22,777	2.28%	0.20%	1.20%	12.67%	3.69%
2020	1,921	12.00	12.45	23,129	0.69%	0.00%	1.20%	7.88%	8.98%
2019	1,869	11.12	11.42	20,833	1.42%	0.20%	1.20%	12.79%	13.91%
2018	1,627	10.03	9.86	16,054	2.76%	0.20%	1.20%	(6.02)%	(5.06)%
Empower Multi- Sector Bond Fund
2022	539	11.08	10.86	6,207	2.20%	0.20%	1.20%	(10.61)%	(34.21)%
2021	653	16.50	12.40	8,480	2.34%	0.20%	1.20%	32.64%	(0.40)%
2020	665	12.44	12.45	8,643	3.33%	0.00%	1.20%	7.81%	8.85%
2019	744	11.54	11.44	8,994	1.63%	0.20%	1.20%	10.41%	11.52%
2018	689	10.26	10.45	7,536	2.59%	0.20%	1.20%	(4.27)%	(3.30)%
Empower Real Estate Index Fund
2022	380	11.14	13.64	4,469	1.60%	0.20%	1.20%	(25.79)%	(28.60)%
2021	496	19.11	15.01	7,932	0.62%	0.20%	1.20%	45.21%	42.55%
2020	433	13.16	10.53	4,851	1.80%	0.00%	1.20%	(12.63)%	(11.74)%
2019	435	15.06	11.93	5,601	0.89%	0.20%	1.20%	20.94%	22.16%
2018	392	9.77	12.46	4,218	2.13%	0.20%	1.20%	(6.00)%	(5.04)%
Empower S&P 500® Index Fund
2022	4,244	18.32	22.36	85,278	0.36%	0.20%	1.20%	(17.88)%	(46.66)%
2021	5,130	41.92	22.31	126,282	0.37%	0.20%	1.20%	91.07%	26.62%
2020	5,795	21.94	17.62	111,675	0.80%	0.00%	1.20%	16.36%	17.54%
2019	6,042	15.41	27.90	100,827	0.70%	0.25%	1.20%	29.28%	30.51%
2018	5,656	11.48	14.58	73,576	0.85%	0.20%	1.20%	(6.03)%	(5.08)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower S&P Mid Cap 400® Index Fund
2022	1,204	$15.38	$18.50	$20,215	0.42%	0.20%	1.20%	(12.84)%	(45.78)%
2021	1,467	34.12	17.64	28,567	1.39%	0.20%	1.20%	92.99%	22.50%
2020	1,526	17.68	14.40	24,271	1.07%	0.00%	1.20%	11.73%	12.85%
2019	1,829	15.82	12.76	26,153	0.30%	0.20%	1.20%	23.99%	25.24%
2018	1,842	10.19	12.76	21,050	0.76%	0.20%	1.20%	(12.63)%	(11.74)%
Empower S&P Small Cap 600® Index Fund
2022	1,275	14.46	15.61	21,322	0.46%	0.20%	1.20%	(15.82)%	(55.81)%
2021	1,626	35.32	17.18	32,282	2.04%	0.20%	1.20%	103.46%	24.40%
2020	1,549	17.36	13.81	25,009	1.57%	0.00%	1.20%	9.61%	10.73%
2019	1,799	15.84	12.47	26,632	0.61%	0.20%	1.20%	20.82%	22.05%
2018	1,883	10.22	13.11	22,703	1.26%	0.20%	1.20%	(10.08)%	(9.17)%
Empower Securefoundation® Balanced Fund
2022	18,857	13.24	13.98	247,533	1.59%	0.20%	1.20%	(12.73)%	(37.30)%
2021	21,444	22.30	15.17	333,517	2.00%	0.20%	1.20%	47.00%	7.74%
2020	23,436	15.17	14.08	332,540	2.20%	0.00%	1.20%	12.19%	13.32%
2019	24,181	12.37	17.83	305,828	1.98%	0.25%	1.20%	16.07%	17.17%
2018	24,757	10.60	11.65	269,385	2.29%	0.20%	1.20%	(6.67)%	(5.72)%
Empower Short Duration Bond Fund
2022	631	10.70	10.05	6,643	1.48%	0.20%	1.20%	0.88%	(16.86)%
2021	672	12.09	10.61	7,412	1.00%	0.20%	1.20%	12.47%	(5.52)%
2020	870	10.75	11.23	9,629	2.23%	0.00%	1.20%	3.51%	4.42%
2019	734	10.39	10.75	7,891	2.09%	0.20%	1.20%	4.14%	5.19%
2018	737	10.22	9.97	7,640	1.97%	0.20%	1.20%	(0.58)%	0.42%
Empower Small Cap Growth Fund
2022	61	17.23	17.90	1,093	0.52%	0.20%	1.20%	(24.76)%	(30.12)%
2021	75	25.62	22.90	1,831	6.09%	0.20%	1.20%	18.61%	12.42%
2020	107	21.60	20.37	2,302	8.97%	0.00%	1.20%	35.24%	36.65%
2019	120	15.97	14.91	1,882	0.00%	0.20%	1.20%	25.77%	27.03%
2018	88	11.74	12.70	1,119	8.19%	0.20%	1.20%	(4.15)%	(3.18)%
Empower Small Cap Value Fund
2022	220	13.74	16.57	3,287	0.05%	0.20%	1.20%	(9.28)%	(43.88)%
2021	262	29.53	15.15	4,327	3.59%	0.20%	1.20%	104.50%	29.05%
2020	234	14.44	11.74	3,024	0.00%	0.00%	1.20%	14.32%	2.96%
2019	192	12.63	11.40	2,484	0.00%	0.20%	1.20%	23.18%	24.41%
2018	202	9.16	10.25	2,108	0.00%	0.20%	1.20%	(17.20)%	(16.36)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower T. Rowe Price Mid Cap Growth Fund
2022	708	$17.35	$21.05	$12,610	0.02%	0.20%	1.20%	(19.99)%	(51.08)%
2021	867	43.03	21.68	20,156	0.18%	0.20%	1.20%	76.93%	10.39%
2020	945	24.32	19.64	19,346	0.00%	0.00%	1.20%	22.64%	23.86%
2019	1,030	19.83	15.86	17,101	0.01%	0.20%	1.20%	29.71%	31.02%
2018	866	12.11	15.29	11,196	0.10%	0.20%	1.20%	(3.50)%	(2.52)%
Empower U.S. Government Securities Fund
2022	258	9.81	9.24	2,467	1.37%	0.20%	1.20%	(7.83)%	(22.85)%
2021	269	11.98	10.64	2,949	0.62%	0.20%	1.20%	8.91%	(7.07)%
2020	380	11.00	11.45	4,285	0.91%	0.00%	1.20%	4.61%	5.68%
2019	175	10.52	10.83	1,905	1.55%	0.20%	1.20%	4.85%	5.91%
2018	167	10.23	10.03	1,719	1.99%	0.20%	1.20%	(0.74)%	0.26%
Federated Hermes High Income Bond Fund II
2022	66	10.88	10.28	698	5.59%	0.20%	1.20%	(7.90)%	(16.92)%
2021	86	12.37	11.81	1,040	4.60%	0.20%	1.20%	8.13%	(0.51)%
2020	90	11.44	11.87	1,047	6.24%	0.00%	1.20%	4.21%	5.24%
2019	116	10.98	11.28	1,285	5.51%	0.20%	1.20%	12.78%	13.91%
2018	95	9.90	9.74	929	5.12%	0.20%	1.20%	(4.60)%	(3.63)%
Fidelity VIP Asset Manager Portfolio
2022	19	61.63	58.62	1,108	2.02%	1.25%	1.40%	(6.30)%	(20.10)%
2021	21	73.36	65.77	1,494	1.58%	1.25%	1.55%	13.79%	(2.68)%
2020	23	64.47	67.58	1,481	1.58%	1.00%	1.40%	13.28%	13.44%
2019	25	56.91	59.57	1,426	1.81%	1.25%	1.40%	16.61%	16.78%
2018	26	51.01	48.81	1,263	1.68%	1.25%	1.40%	(6.67)%	(6.53)%
Fidelity VIP Balanced Portfolio
2022	2,488	15.06	14.23	36,458	1.03%	0.20%	1.20%	(14.45)%	(22.85)%
2021	2,854	18.44	17.60	51,465	0.74%	0.20%	1.20%	22.12%	12.39%
2020	2,786	15.10	15.66	42,868	1.37%	0.00%	1.20%	20.67%	21.88%
2019	2,563	12.51	12.85	32,539	1.62%	0.20%	1.20%	22.64%	23.87%
2018	2,024	10.37	10.20	20,859	1.69%	0.20%	1.20%	(5.59)%	(4.63)%
Fidelity VIP Contrafund Portfolio
2022	9	123.93	118.84	1,144	0.50%	1.25%	1.40%	(21.02)%	(30.22)%
2021	10	170.30	156.91	1,649	0.06%	1.25%	1.55%	31.26%	16.32%
2020	10	129.74	134.89	1,333	0.27%	1.00%	1.40%	28.76%	28.95%
2019	11	100.76	104.61	1,139	0.45%	1.25%	1.40%	29.75%	29.95%
2018	12	80.50	77.66	974	0.70%	1.25%	1.40%	(7.69)%	(7.55)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Government Money Market Portfolio
2022	39	$14.85	$14.27	$564	1.52%	1.25%	1.40%	21.74%	(3.77)%
2021	35	14.83	12.20	505	0.01%	1.25%	1.55%	2.49%	(18.72)%
2020	39	14.47	15.01	562	0.31%	1.00%	1.40%	(1.05)%	(0.92)%
2019	42	14.62	15.15	626	1.97%	1.25%	1.40%	0.60%	0.74%
2018	30	15.04	14.54	438	1.65%	1.25%	1.40%	0.23%	0.39%
Fidelity VIP Growth Opportunities Portfolio
2022	4	82.47	79.08	290	0.00%	1.25%	1.40%	(33.91)%	(41.43)%
2021	6	135.01	124.77	795	0.00%	1.25%	1.55%	14.95%	2.17%
2020	6	117.45	122.12	764	0.02%	1.00%	1.40%	66.32%	66.56%
2019	8	70.62	73.32	542	0.16%	1.25%	1.40%	38.88%	39.09%
2018	7	52.71	50.85	375	0.12%	1.25%	1.40%	10.89%	11.06%
Fidelity VIP Growth Portfolio
2022	13	240.72	227.96	2,883	0.62%	1.25%	1.40%	(16.60)%	(29.35)%
2021	13	322.65	288.63	3,978	0.00%	1.25%	1.55%	28.11%	8.86%
2020	13	251.85	265.15	3,348	0.08%	1.00%	1.40%	41.90%	42.11%
2019	15	177.49	186.58	2,595	0.26%	1.25%	1.40%	32.45%	32.65%
2018	15	140.66	134.01	2,062	0.24%	1.25%	1.40%	(1.56)%	(1.42)%
Fidelity VIP High Income Portfolio
2022	2	62.36	53.38	135	5.03%	1.25%	1.55%	1.94%	(25.07)%
2021	2	71.24	61.17	163	5.15%	1.25%	1.55%	19.73%	(11.46)%
2020	3	59.50	69.09	180	4.64%	1.00%	1.55%	1.16%	1.47%
2019	4	58.82	68.09	266	5.17%	1.25%	1.55%	13.33%	13.68%
2018	4	59.90	51.89	247	5.25%	1.25%	1.55%	(4.78)%	(4.49)%
Fidelity VIP Index 500 Portfolio
2022	3	551.24	478.36	1,498	1.44%	1.25%	1.55%	(7.20)%	(29.91)%
2021	3	682.46	594.01	1,968	1.26%	1.25%	1.55%	45.45%	10.52%
2020	3	469.20	537.45	1,595	1.91%	1.00%	1.55%	16.42%	16.77%
2019	3	403.02	460.26	1,508	1.98%	1.25%	1.55%	29.33%	29.72%
2018	4	354.81	311.62	1,201	1.79%	1.25%	1.55%	(5.97)%	(5.68)%
Fidelity VIP International Capital Appreciation Portfolio
2022	213	13.53	12.78	2,775	0.08%	0.20%	1.20%	(23.19)%	(30.77)%
2021	276	18.46	17.61	4,945	0.00%	0.20%	1.20%	16.10%	6.73%
2020	264	15.90	16.50	4,232	0.16%	0.00%	1.20%	20.47%	21.66%
2019	269	13.20	13.56	3,569	0.32%	0.20%	1.20%	31.35%	32.67%
2018	209	10.22	10.05	2,107	0.88%	0.20%	1.20%	(14.03)%	(13.16)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Investment Grade Bond Portfolio
2022	6	$33.14	$31.74	$201	2.23%	1.25%	1.40%	(10.38)%	(19.74)%
2021	7	39.55	36.98	245	2.03%	1.25%	1.55%	4.82%	(5.86)%
2020	7	37.73	39.28	253	2.85%	1.00%	1.40%	7.87%	8.02%
2019	5	34.98	36.36	171	2.69%	1.25%	1.40%	8.14%	8.30%
2018	5	33.57	32.34	171	2.44%	1.25%	1.40%	(1.92)%	(1.77)%
Fidelity VIP Overseas Portfolio
2022	2	46.71	44.25	87	1.04%	1.25%	1.40%	(16.86)%	(29.34)%
2021	2	62.63	56.18	136	0.54%	1.25%	1.55%	24.39%	6.04%
2020	2	50.35	52.98	114	0.44%	1.00%	1.40%	14.01%	14.18%
2019	3	44.16	46.40	151	1.88%	1.25%	1.40%	25.99%	26.18%
2018	3	36.78	35.05	116	1.40%	1.25%	1.40%	(16.00)%	(15.87)%
First Trust/Dow Jones Dividend & Income Allocation Portfolio
2022	189	13.16	12.44	2,351	1.34%	0.20%	1.20%	(8.20)%	(17.18)%
2021	234	15.02	14.34	3,355	0.95%	0.20%	1.20%	16.16%	6.94%
2020	245	12.93	13.41	3,173	1.61%	0.00%	1.20%	6.50%	7.55%
2019	256	12.14	12.47	3,110	1.55%	0.20%	1.20%	19.33%	20.53%
2018	247	10.34	10.17	2,510	1.95%	0.20%	1.20%	(6.06)%	(5.12)%
Franklin Income VIP Fund
2022	793	13.29	13.07	10,388	4.99%	0.20%	1.20%	(4.03)%	(9.37)%
2021	720	14.42	13.85	10,111	4.50%	0.20%	1.20%	18.59%	14.27%
2020	774	12.16	12.12	9,417	6.10%	0.00%	1.20%	(0.64)%	0.37%
2019	799	12.24	12.08	9,775	5.18%	0.20%	1.20%	14.66%	15.82%
2018	814	10.43	10.67	8,673	4.48%	0.20%	1.20%	(5.57)%	(4.61)%
Goldman Sachs VIT Large Cap Value Fund
2022	8	27.91	26.89	229	1.35%	1.25%	1.40%	(0.63)%	(10.94)%
2021	9	30.19	28.09	252	1.30%	1.25%	1.55%	26.90%	14.09%
2020	7	23.79	24.62	169	1.57%	1.00%	1.40%	2.54%	2.69%
2019	7	23.20	23.98	165	1.54%	1.25%	1.40%	24.18%	24.36%
2018	7	19.28	18.69	133	1.23%	1.25%	1.40%	(9.74)%	(9.60)%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2022	128	10.92	9.53	1,235	3.23%	0.20%	1.20%	5.70%	(18.67)%
2021	139	11.72	10.33	1,451	1.30%	0.20%	1.20%	16.85%	(7.93)%
2020	142	10.03	11.22	1,434	1.89%	0.00%	1.20%	5.73%	6.32%
2019	148	9.49	10.55	1,409	2.56%	0.20%	1.20%	7.31%	8.39%
2018	125	9.73	8.84	1,111	3.41%	0.20%	1.20%	(8.21)%	(7.28)%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Goldman Sachs VIT Strategic Growth Fund
2022	0	*	$-	$-	$-	0.00%	1.25%	1.55%	(33.35)%	(33.55)%
2021	-		56.25	52.39	4	0.00%	1.25%	1.55%	24.58%	16.04%
2020	1		45.15	45.15	3	0.01%	1.00%	1.40%	38.55%	38.55%
2019	1		32.59	33.67	27	0.21%	1.25%	1.40%	33.64%	33.84%
2018	2		25.15	24.38	40	0.48%	1.25%	1.40%	(2.42)%	(2.27)%
Goldman Sachs VIT US Equity Insights Fund
2022	1		36.92	35.55	43	0.79%	1.25%	1.40%	(14.80)%	(23.66)%
2021	1		46.57	43.33	57	0.83%	1.25%	1.55%	32.30%	18.91%
2020	1		35.20	36.44	45	0.44%	1.00%	1.40%	15.90%	16.09%
2019	3		30.37	31.39	105	1.24%	1.25%	1.40%	23.47%	23.66%
2018	4		25.39	24.59	92	1.06%	1.25%	1.40%	(7.51)%	(7.37)%
Goldman Sachs VIT Us Equity Insights Fund Service Class
2022	144		17.36	17.63	2,527	0.57%	0.20%	1.20%	(19.25)%	(25.01)%
2021	185		23.51	21.50	4,096	0.58%	0.20%	1.20%	34.65%	27.52%
2020	187		17.46	16.86	3,252	0.76%	0.00%	1.20%	15.95%	17.06%
2019	189		15.06	14.40	2,828	1.03%	0.20%	1.20%	23.43%	24.68%
2018	187		11.55	12.20	2,258	1.18%	0.20%	1.20%	(7.48)%	(6.55)%
Invesco Oppenheimer V.I. International Growth Fund
2022	137		11.10	10.49	1,435	0.00%	0.20%	1.20%	(23.84)%	(31.33)%
2021	155		15.28	14.58	2,260	0.00%	0.20%	1.20%	14.03%	4.89%
2020	169		13.40	13.90	2,265	0.70%	0.00%	1.20%	19.64%	20.77%
2019	177		11.20	11.51	1,987	0.73%	0.20%	1.20%	26.43%	27.70%
2018	166		9.01	8.86	1,475	0.54%	0.20%	1.20%	(20.51)%	(19.71)%
Invesco Oppenheimer V.I. Main Street Small Cap Fund
2022	207		15.60	15.23	3,191	0.24%	0.20%	1.20%	(15.01)%	(34.28)%
2021	252		23.17	18.35	4,685	0.18%	0.20%	1.20%	29.88%	20.33%
2020	248		17.84	15.25	3,815	0.42%	0.00%	1.20%	18.22%	19.36%
2019	255		15.09	12.78	3,300	0.00%	0.20%	1.20%	24.63%	25.88%
2018	252		10.15	12.11	2,620	0.06%	0.20%	1.20%	(11.61)%	(10.71)%
Invesco V.I. Core Bond Fund
2022	-		-	-	-	7.69%	0.00%	0.01%	(9.92)%	(10.19)%
2021	164		11.76	11.22	1,840	1.81%	0.20%	1.20%	1.64%	(6.50)%
2020	198		11.57	12.00	2,302	3.15%	0.00%	1.20%	8.13%	9.22%
2019	207		10.70	10.99	2,217	2.78%	0.20%	1.20%	7.95%	9.04%
2018	111		9.91	9.91	1,095	3.10%	1.20%	1.20%	(2.50)%	(2.50)%
*The Subaccount has units that round to less than 1000 units.

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. Core Equity Fund
2022	10	$23.34	$15.91	$170	0.63%	0.25%	1.00%	(20.96)%	(10.32)%
2021	10	29.53	17.74	218	0.41%	0.25%	1.20%	86.31%	(23.67)%
2020	31	15.85	23.24	506	1.19%	0.00%	1.20%	12.24%	13.31%
2019	32	12.56	20.51	454	0.17%	0.25%	1.20%	27.12%	28.34%
2018	32	15.98	9.88	358	0.00%	0.25%	1.20%	(10.70)%	(9.84)%
Invesco V.I. Core Plus Bond Fund Series II
2022	152	9.49	9.43	1,433	0.83%	0.20%	1.00%	(5.15)%	(5.66)%
Invesco V.I. Global Real Estate Fund
2022	103	10.51	10.38	1,090	2.46%	0.20%	1.20%	(19.37)%	(50.04)%
2021	124	20.77	13.03	1,759	2.65%	0.20%	1.20%	83.48%	16.03%
2020	121	11.32	11.23	1,377	4.69%	0.00%	1.20%	(13.60)%	(12.72)%
2019	136	12.16	12.87	1,739	3.99%	0.20%	1.20%	21.18%	22.40%
2018	108	10.52	10.81	1,143	4.09%	0.20%	1.20%	(7.46)%	(6.52)%
Invesco V.I. Growth & Income Fund
2022	358	14.92	18.07	6,002	1.34%	0.20%	1.20%	(5.23)%	(39.23)%
2021	344	29.74	15.74	6,069	1.38%	0.20%	1.20%	129.48%	26.63%
2020	353	12.96	12.43	4,930	2.09%	0.00%	1.20%	0.64%	1.63%
2019	400	12.88	12.23	5,567	1.68%	0.20%	1.20%	23.36%	24.61%
2018	342	9.81	10.44	3,921	1.91%	0.20%	1.20%	(14.63)%	(13.77)%
Invesco V.I. International Growth Fund
2022	104	12.91	10.93	1,227	1.38%	0.20%	1.20%	(4.95)%	(46.72)%
2021	119	20.52	13.58	1,759	1.06%	0.20%	1.20%	49.02%	(9.83)%
2020	126	13.77	15.06	1,772	2.24%	0.00%	1.20%	12.34%	13.47%
2019	155	11.58	13.27	1,987	1.29%	0.20%	1.20%	26.70%	27.98%
2018	175	10.36	9.14	1,749	1.94%	0.20%	1.20%	(16.22)%	(15.37)%
Invesco V.I. Small Cap Equity Fund
2022	15	23.60	13.30	239	0.00%	0.25%	1.20%	39.00%	(55.46)%
2021	19	29.85	16.98	368	0.00%	0.20%	1.20%	108.60%	(31.86)%
2020	19	14.31	24.92	310	0.03%	0.00%	1.20%	25.38%	26.54%
2019	23	11.41	19.69	298	0.00%	0.25%	1.20%	24.81%	26.01%
2018	23	15.63	9.14	239	0.00%	0.25%	1.20%	(16.29)%	(15.49)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Ivy VIP Energy
2022	333	$7.94	$8.91	$2,856	2.85%	0.20%	1.20%	51.80%	40.78%
2021	286	6.33	5.23	1,620	1.94%	0.20%	1.20%	48.24%	40.21%
2020	174	4.27	3.73	715	2.34%	0.00%	1.20%	(37.55)%	(36.98)%
2019	121	6.84	5.92	823	0.00%	0.20%	1.20%	2.24%	3.28%
2018	127	5.73	6.69	845	0.00%	0.20%	1.20%	(34.92)%	(34.27)%
Janus Henderson VIT Balanced Portfolio Service Shares
2022	1,914	15.93	17.00	33,260	0.92%	0.20%	1.20%	(13.26)%	(40.87)%
2021	2,466	28.75	18.37	50,455	0.67%	0.20%	1.20%	60.97%	11.94%
2020	2,522	17.86	16.41	44,332	2.24%	0.00%	1.20%	12.70%	13.80%
2019	2,722	15.85	14.42	42,296	1.68%	0.20%	1.20%	20.82%	22.03%
2018	2,532	11.82	13.12	32,688	1.79%	0.20%	1.20%	(0.78)%	0.23%
Janus Henderson VIT Enterprise Portfolio Service Shares
2022	434	19.63	19.85	8,634	0.08%	0.20%	1.20%	(15.48)%	(22.23)%
2021	516	25.53	23.23	12,321	0.24%	0.20%	1.20%	22.68%	15.17%
2020	534	20.81	20.17	11,052	0.05%	0.00%	1.20%	17.77%	18.95%
2019	566	17.67	16.96	9,921	0.05%	0.20%	1.20%	33.55%	34.88%
2018	442	12.57	13.23	5,811	0.14%	0.20%	1.20%	(1.86)%	(0.86)%
Janus Henderson VIT Flexible Bond Portfolio Service Shares
2022	232	10.34	21.31	2,356	1.89%	0.20%	1.40%	(9.77)%	(17.83)%
2021	293	25.94	11.46	3,455	1.64%	0.20%	1.55%	0.78%	(5.99)%
2020	283	25.74	12.19	3,395	2.50%	0.00%	1.40%	8.72%	10.05%
2019	345	23.68	11.08	3,881	2.84%	0.20%	1.40%	7.76%	9.05%
2018	290	10.16	21.97	3,039	2.87%	0.20%	1.40%	(2.66)%	(1.48)%
Janus Henderson VIT Mid Cap Value Portfolio Service Shares
2022	6	23.40	16.62	136	1.18%	0.25%	1.00%	33.47%	(33.22)%
2021	8	24.89	17.53	184	0.31%	0.25%	1.20%	67.61%	(16.12)%
2020	8	14.85	20.90	158	1.13%	0.00%	1.20%	(2.41)%	(1.48)%
2019	9	15.22	21.21	182	1.48%	0.25%	1.20%	28.49%	29.72%
2018	10	16.35	11.84	144	0.87%	0.25%	1.20%	(14.85)%	(14.04)%
Janus Henderson VIT Overseas Portfolio
2022	2	28.45	27.38	67	1.75%	1.25%	1.40%	(2.71)%	(13.14)%
2021	3	31.52	29.24	78	1.14%	1.25%	1.55%	16.22%	4.06%
2020	3	27.12	28.10	92	1.37%	1.00%	1.40%	14.68%	14.87%
2019	7	23.65	24.46	163	1.96%	1.25%	1.40%	25.25%	25.44%
2018	6	19.50	18.88	122	1.74%	1.25%	1.40%	(16.13)%	(16.00)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Janus Henderson VIT Overseas Portfolio Service Shares
2022	2	$15.67	$11.72	$31	1.23%	0.25%	1.00%	22.63%	(31.95)%
2021	6	17.23	12.78	86	1.03%	0.25%	1.20%	50.88%	(16.20)%
2020	6	11.42	15.25	81	1.03%	0.00%	1.20%	14.62%	15.72%
2019	12	9.96	13.18	139	1.85%	0.25%	1.20%	25.19%	26.40%
2018	12	10.43	7.95	110	1.67%	0.25%	1.20%	(16.15)%	(15.35)%
JP Morgan Insurance Trust Global Allocation Portfolio
2022	21	11.61	11.61	244	1.42%	1.20%	1.20%	(18.80)%	(22.49)%
2021	31	14.98	14.30	447	0.79%	0.20%	1.20%	13.06%	4.99%
2020	33	13.25	13.62	444	1.65%	1.00%	1.20%	13.99%	14.88%
2019	27	11.62	11.62	316	2.11%	1.20%	1.20%	15.18%	15.18%
2018	28	10.08	10.08	278	0.00%	1.20%	1.20%	(7.43)%	(7.43)%
JP Morgan Insurance Trust Income Builder Portfolio
2022	64	11.48	10.85	711	3.64%	0.20%	1.20%	(8.52)%	(17.51)%
2021	66	13.15	12.55	848	2.61%	0.20%	1.20%	12.11%	3.12%
2020	79	11.73	12.17	934	3.74%	0.00%	1.20%	3.93%	5.03%
2019	83	11.29	11.59	949	2.15%	0.20%	1.20%	12.90%	14.04%
2018	60	10.16	10.00	598	0.00%	0.25%	1.20%	(6.05)%	(5.16)%
JP Morgan Insurance Trust Small Cap Core Portfolio
2022	31	11.75	11.21	355	0.08%	0.20%	1.20%	(16.70)%	(23.38)%
2021	40	14.63	14.10	571	0.26%	0.20%	1.20%	24.09%	19.59%
2020	29	11.79	11.79	342	0.60%	1.00%	1.20%	11.97%	11.97%
2019	82	10.53	10.71	872	0.13%	0.20%	1.20%	22.78%	24.01%
2018	31	8.63	8.58	263	0.00%	0.20%	1.20%	(14.25)%	(13.67)%
Lord Abbett Series Developing Growth Portfolio
2022	25	18.84	17.65	365	0.00%	0.45%	1.20%	(14.97)%	(41.17)%
2021	29	30.01	22.15	690	0.00%	0.20%	1.20%	3.34%	(27.45)%
2020	30	29.04	30.53	733	0.00%	1.00%	1.20%	70.54%	71.83%
2019	33	13.51	17.97	473	0.00%	0.25%	1.20%	30.19%	31.43%
2018	38	13.67	10.38	418	0.00%	0.25%	1.20%	3.62%	4.62%
MFS VIT II International Growth Portfolio
2022	22	11.57	11.15	250	0.40%	0.20%	1.20%	(13.07)%	(18.41)%
2021	20	13.67	13.31	272	0.44%	0.20%	1.20%	10.60%	5.89%
2020	15	12.36	12.57	183	0.18%	0.00%	1.20%	14.14%	15.29%
2019	10	10.89	10.90	107	0.06%	0.20%	0.40%	8.87%	9.02%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS VIT II Technology Portfolio
2022	521	$20.13	$20.60	$10,687	0.00%	0.20%	1.20%	(35.33)%	(39.95)%
2021	643	34.31	31.13	20,764	0.00%	0.20%	1.20%	18.27%	12.06%
2020	669	29.01	27.78	19,212	0.00%	0.00%	1.20%	44.67%	46.13%
2019	634	20.05	19.01	12,591	0.00%	0.20%	1.20%	34.25%	35.60%
2018	567	14.02	14.93	8,422	0.00%	0.20%	1.20%	0.31%	1.32%
MFS VIT III Blended Research Core Equity Portfolio
2022	167	17.58	17.40	2,919	0.87%	0.20%	1.20%	(15.52)%	(21.57)%
2021	169	22.18	20.81	3,543	0.91%	0.20%	1.20%	34.75%	27.59%
2020	177	16.46	16.31	2,905	1.57%	0.00%	1.20%	13.67%	14.83%
2019	201	14.48	14.20	2,894	1.32%	0.20%	1.20%	27.34%	28.61%
2018	150	11.04	11.37	1,703	1.22%	0.20%	1.20%	(9.10)%	(8.18)%
MFS VIT III Blended Research Small Cap Equity Portfolio
2022	172	14.04	13.26	2,357	0.50%	0.20%	1.20%	(14.81)%	(23.19)%
2021	175	17.27	16.48	2,965	0.68%	0.20%	1.20%	33.67%	22.99%
2020	187	12.92	13.40	2,465	0.71%	0.00%	1.20%	0.90%	1.97%
2019	152	12.80	13.14	1,973	0.53%	0.20%	1.20%	24.85%	26.10%
2018	95	10.42	10.25	972	0.65%	0.20%	1.20%	(6.49)%	(5.55)%
Neuberger Berman AMT Sustainable Equity Portfolio
2022	89	16.47	16.21	1,598	0.12%	0.20%	1.20%	(18.00)%	(55.07)%
2021	91	36.08	20.09	2,030	0.18%	0.20%	1.20%	117.74%	(31.60)%
2020	51	16.57	29.37	998	0.43%	0.00%	1.20%	17.86%	19.00%
2019	57	14.06	24.68	977	0.30%	0.25%	1.20%	24.08%	25.27%
2018	38	19.71	11.33	564	0.24%	0.25%	1.20%	(7.07)%	(6.18)%
NVIT Emerging Markets Fund
2022	5	9.85	9.85	45	0.16%	1.40%	1.40%	(25.43)%	(26.65)%
2021	5	13.43	13.21	72	0.90%	1.25%	1.55%	(8.14)%	(10.20)%
2020	6	14.62	14.71	89	1.67%	1.00%	1.40%	11.32%	11.54%
2019	7	13.13	13.19	94	2.00%	1.25%	1.40%	20.88%	21.06%
2018	8	10.90	10.86	92	0.33%	1.25%	1.40%	(18.86)%	(18.74)%
Pimco VIT Commodity Real Return Strategy Portfolio
2022	200	14.10	11.78	2,418	20.46%	0.20%	1.20%	84.14%	(9.48)%
2021	156	13.01	7.66	1,678	4.06%	0.20%	1.20%	56.00%	(21.76)%
2020	159	8.34	9.79	1,275	6.45%	0.00%	1.20%	(0.01)%	1.04%
2019	133	6.08	9.69	1,039	4.33%	0.20%	1.20%	10.01%	11.12%
2018	131	8.72	5.52	918	1.95%	0.20%	1.20%	(15.23)%	(14.37)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Pimco VIT Long Term Us Government Portfolio
2022	231	$9.41	$8.29	$1,920	1.98%	0.20%	1.20%	(20.31)%	(37.52)%
2021	76	13.27	11.81	924	1.49%	0.20%	1.20%	5.57%	(15.52)%
2020	103	12.57	13.98	1,326	1.72%	0.00%	1.20%	15.92%	16.99%
2019	164	10.84	11.95	1,794	2.01%	0.20%	1.20%	11.85%	12.99%
2018	172	10.57	9.70	1,685	2.30%	0.20%	1.20%	(3.65)%	(2.67)%
Pimco VIT Low Duration Portfolio
2022	364	9.99	9.30	3,558	1.50%	0.20%	1.20%	0.23%	(17.49)%
2021	417	11.27	9.97	4,356	0.41%	0.20%	1.20%	10.27%	(7.43)%
2020	627	10.22	10.77	6,556	1.11%	0.00%	1.20%	1.89%	2.72%
2019	324	10.03	10.48	3,359	2.66%	0.20%	1.20%	2.68%	3.71%
2018	268	10.11	9.77	2,707	1.85%	0.20%	1.20%	(0.95)%	0.05%
Pimco VIT Real Return Portfolio
2022	189	11.22	10.58	2,056	6.42%	0.20%	1.20%	(6.67)%	(18.36)%
2021	471	12.96	12.02	5,766	4.96%	0.20%	1.20%	11.05%	(0.91)%
2020	188	11.67	12.13	2,223	1.42%	0.00%	1.20%	10.27%	11.42%
2019	202	10.45	10.89	2,161	1.60%	0.20%	1.20%	7.04%	8.12%
2018	172	10.08	9.77	1,716	2.34%	0.20%	1.20%	(3.48)%	(2.51)%
Pimco VIT Short Term Portfolio
2022	613	10.71	10.21	6,448	1.47%	0.20%	1.20%	3.38%	(6.66)%
2021	728	10.94	10.36	7,734	1.01%	0.20%	1.20%	4.19%	(4.07)%
2020	641	10.50	10.80	6,831	1.24%	0.00%	1.20%	0.88%	1.96%
2019	553	10.41	10.59	5,820	2.37%	0.20%	1.20%	1.47%	2.49%
2018	618	10.33	10.25	6,362	2.11%	0.20%	1.20%	0.21%	1.22%
Pimco VIT Total Return Portfolio
2022	892	10.21	9.64	9,070	2.49%	0.20%	1.20%	(10.36)%	(28.49)%
2021	1,054	13.48	11.39	12,554	1.72%	0.20%	1.20%	15.31%	(6.18)%
2020	1,255	11.69	12.14	15,288	2.20%	0.00%	1.20%	7.27%	8.29%
2019	1,256	10.90	11.21	14,184	2.91%	0.20%	1.20%	6.96%	8.03%
2018	1,144	10.37	10.19	12,011	2.49%	0.20%	1.20%	(1.82)%	(0.82)%
Putnam VT Equity Income Fund
2022	75	17.46	16.55	1,249	1.46%	0.25%	1.20%	1.01%	(8.68)%
2021	76	18.12	17.29	1,328	1.18%	0.20%	1.20%	31.88%	21.50%
2020	79	13.74	14.23	1,086	2.13%	0.00%	1.20%	4.52%	5.51%
2019	104	13.15	13.49	1,379	1.99%	0.25%	1.20%	28.84%	30.07%
2018	108	10.37	10.20	1,108	0.69%	0.25%	1.20%	(9.59)%	(8.72)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Global Asset Allocation Fund
2022	183	$13.30	$13.08	$2,311	1.40%	0.20%	1.20%	(12.48)%	(19.39)%
2021	275	16.22	15.20	4,195	0.69%	0.20%	1.20%	15.86%	8.88%
2020	283	14.00	13.96	3,836	2.05%	0.00%	1.20%	11.00%	12.12%
2019	331	12.16	12.45	4,047	1.48%	0.20%	1.20%	15.73%	16.90%
2018	404	10.65	10.90	4,265	1.78%	0.20%	1.20%	(8.37)%	(7.45)%
Putnam VT Global Equity Fund
2022	82	13.23	13.02	1,005	1.82%	1.00%	1.20%	(12.26)%	(25.43)%
2021	99	17.46	15.08	1,502	0.76%	0.20%	1.20%	20.58%	(2.96)%
2020	149	14.48	15.54	2,008	0.18%	0.00%	1.20%	8.72%	9.82%
2019	148	12.47	14.15	1,852	0.00%	0.20%	1.20%	25.09%	26.34%
2018	149	11.20	9.97	1,491	0.26%	0.20%	1.20%	(13.49)%	(12.61)%
Putnam VT Growth Opportunities Fund
2022	290	21.41	21.18	6,003	0.00%	0.20%	1.20%	(27.47)%	(33.45)%
2021	353	31.83	29.52	10,670	0.00%	0.20%	1.20%	25.07%	17.05%
2020	379	25.45	25.22	9,401	0.04%	0.00%	1.20%	37.07%	38.40%
2019	289	17.77	18.22	5,178	0.13%	0.20%	1.20%	35.11%	36.47%
2018	311	13.35	13.75	4,126	0.00%	0.20%	1.20%	1.15%	2.17%
Putnam VT Income Fund
2022	267	10.17	9.40	2,578	5.59%	0.20%	1.20%	(7.87)%	(20.48)%
2021	288	11.82	11.04	3,262	1.50%	0.20%	1.20%	0.94%	(11.11)%
2020	343	11.71	12.42	4,106	4.87%	0.00%	1.20%	4.44%	5.50%
2019	299	11.21	11.77	3,390	3.48%	0.20%	1.20%	10.56%	11.67%
2018	426	10.54	10.14	4,326	3.01%	0.20%	1.20%	(1.00)%	0.00%
Putnam VT International Equity Fund
2022	53	13.16	10.78	577	1.64%	0.20%	1.20%	2.92%	(30.38)%
2021	80	15.48	12.79	1,046	0.72%	0.20%	1.20%	30.08%	(10.25)%
2020	76	11.90	14.25	907	1.75%	0.00%	1.20%	10.72%	11.85%
2019	79	10.75	12.74	853	1.38%	0.20%	1.20%	23.66%	24.90%
2018	82	8.69	8.69	713	1.15%	1.20%	1.20%	(20.08)%	(20.08)%
Putnam VT International Growth Fund
2022	8	15.36	9.65	100	0.00%	0.25%	1.20%	14.05%	(54.56)%
2021	8	21.24	13.47	140	0.47%	0.20%	1.20%	49.26%	(39.38)%
2020	9	14.23	22.22	156	0.04%	0.00%	1.20%	26.45%	27.63%
2019	9	11.25	17.41	123	0.00%	0.25%	1.20%	23.44%	24.61%
2018	12	13.97	9.12	123	0.00%	0.25%	1.20%	(19.62)%	(18.84)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT International Value Fund
2022	18	$13.52	$12.69	$233	2.30%	0.25%	1.20%	(1.87)%	(13.14)%
2021	27	14.61	13.78	381	1.61%	0.20%	1.20%	20.45%	8.59%
2020	18	12.13	12.69	218	3.23%	0.00%	1.20%	2.66%	3.66%
2019	19	11.82	12.24	219	2.70%	0.25%	1.20%	18.78%	19.92%
2018	10	9.95	9.95	99	1.72%	1.20%	1.20%	(18.60)%	(18.60)%
Putnam VT Mortgage Securities Fund
2022	15	9.63	8.85	143	11.56%	0.20%	1.20%	(3.44)%	(20.44)%
2021	26	11.13	9.97	269	0.00%	0.20%	1.20%	4.12%	(10.74)%
2020	22	10.69	11.17	242	11.58%	0.00%	1.20%	(2.73)%	(1.77)%
2019	28	10.77	11.37	313	3.02%	0.20%	1.20%	11.86%	12.97%
2018	27	10.06	9.63	268	2.67%	0.20%	1.20%	(2.10)%	(1.10)%
Putnam VT Multi Asset Absolute Return Fund
2022	41	9.37	8.85	363	1.64%	0.45%	1.20%	5.51%	(8.34)%
2021	70	9.65	8.88	629	0.00%	0.20%	1.20%	7.70%	(6.13)%
2020	118	8.96	9.46	1,053	0.00%	0.00%	1.20%	(8.47)%	(7.65)%
2019	118	9.79	10.24	1,151	0.00%	0.25%	1.20%	4.65%	5.65%
2018	118	9.69	9.31	1,105	0.38%	0.25%	1.20%	(8.95)%	(8.07)%
Putnam VT Multi-Cap Core Fund
2022	74	19.11	18.65	1,395	0.89%	0.20%	1.20%	(14.69)%	(22.57)%
2021	32	24.08	22.40	726	0.51%	0.20%	1.20%	39.11%	28.81%
2020	28	17.31	17.39	486	1.06%	0.00%	1.20%	15.91%	17.08%
2019	29	14.93	14.85	430	1.01%	0.20%	1.20%	30.07%	31.36%
2018	22	11.30	11.48	254	0.57%	0.20%	1.20%	(8.74)%	(7.81)%
Putnam VT Research Fund
2022	29	19.05	18.21	536	0.57%	0.20%	1.20%	(14.53)%	(24.04)%
2021	33	23.98	22.29	750	0.09%	0.20%	1.20%	26.61%	19.65%
2020	33	18.94	18.63	598	0.65%	0.00%	1.20%	18.52%	19.65%
2019	36	15.33	15.57	557	0.90%	0.20%	1.20%	31.64%	32.97%
2018	25	11.71	12.14	287	0.00%	0.20%	1.20%	(5.85)%	(4.91)%
Putnam VT Small Cap Growth Fund
2022	26	15.30	15.10	413	0.00%	0.20%	1.20%	(27.74)%	(58.01)%
2021	28	35.95	21.17	614	0.00%	0.20%	1.20%	89.81%	12.55%
2020	30	18.94	18.81	580	0.00%	0.00%	1.20%	46.58%	48.02%
2019	50	12.92	12.71	785	0.00%	0.20%	1.20%	35.81%	37.17%
2018	53	9.26	9.51	616	0.00%	0.20%	1.20%	(14.87)%	(14.01)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio	Expense Ratio		Total Return Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Small Cap Value Fund
2022	72	$13.42	$14.55	$1,033	0.17%	0.20%	1.20%	(12.29)%	(20.52)%
2021	113	18.30	15.30	1,846	0.63%	0.20%	1.20%	49.51%	38.21%
2020	83	12.24	11.07	1,000	1.08%	0.00%	1.20%	2.75%	3.73%
2019	67	11.91	10.67	794	0.62%	0.20%	1.20%	22.76%	23.99%
2018	67	8.60	9.70	639	0.35%	0.20%	1.20%	(20.89)%	(20.09)%
T. Rowe Price Blue Chip Growth Portfolio Class II
2022	1,786	17.04	19.48	29,645	0.00%	0.20%	1.20%	(34.75)%	(43.64)%
2021	2,178	34.56	26.11	59,314	0.00%	0.20%	1.20%	24.68%	9.84%
2020	2,359	27.72	23.77	55,295	0.00%	0.00%	1.20%	32.33%	33.67%
2019	2,454	20.95	17.78	43,499	0.00%	0.20%	1.20%	28.04%	29.32%
2018	2,388	13.75	16.36	32,922	0.00%	0.20%	1.20%	0.44%	1.45%
T. Rowe Price Health Sciences Portfolio Class II
2022	676	20.78	26.77	13,303	0.00%	0.20%	1.20%	(4.36)%	(54.45)%
2021	755	58.77	21.73	17,122	0.00%	0.20%	1.20%	111.17%	2.60%
2020	819	27.83	21.18	16,638	0.00%	0.00%	1.20%	27.73%	28.99%
2019	767	21.79	16.42	12,207	0.00%	0.20%	1.20%	27.10%	28.37%
2018	763	12.79	17.14	9,796	0.00%	0.20%	1.20%	(0.35)%	0.66%
Van Eck VIP Emerging Markets Fund
2022	1	28.41	28.41	30	0.28%	1.40%	1.40%	(22.47)%	(28.30)%
2021	1	39.62	36.64	46	0.93%	1.25%	1.55%	(9.61)%	(16.40)%
2020	1	43.83	43.83	54	1.78%	1.00%	1.40%	15.62%	15.62%
2019	2	37.91	37.91	61	0.46%	1.40%	1.40%	28.78%	28.78%
2018	2	29.44	29.44	52	0.38%	1.40%	1.40%	(24.55)%	(24.55)%
Van Eck VIP Global Hard Assets Fund
2022	7	45.47	43.25	294	2.07%	1.25%	1.40%	17.95%	1.81%
2021	3	42.48	38.55	132	0.46%	1.25%	1.55%	23.13%	11.74%
2020	3	34.50	34.50	96	1.52%	1.00%	1.40%	17.47%	17.47%
2019	-	29.37	29.37	14	0.00%	1.40%	1.40%	10.31%	10.31%
2018	2	26.63	26.63	48	0.00%	1.40%	1.40%	(29.28)%	(29.28)%
Van Eck VIP Global Resources
2022	130	11.79	11.21	1,468	1.52%	0.20%	1.20%	57.43%	2.54%
2021	100	10.93	7.49	1,011	0.32%	0.20%	1.20%	22.12%	(18.85)%
2020	115	8.95	9.23	962	0.77%	0.00%	1.20%	17.41%	18.59%
2019	355	5.44	7.78	2,359	0.00%	0.20%	1.20%	10.21%	11.32%
2018	87	6.99	4.94	565	0.00%	0.20%	1.20%	(29.29)%	(28.56)%

5.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to December 31, 2022, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustments or disclosures have occurred.